May 1, 2000 PROSPECTUS www.kineticsfunds.com

                            [LOGO] THE INTERNET FUND

                     [LOGO] The Internet INFRASTRUCTURE Fund

                    [LOGO] The Internet EMERGING GROWTH Fund

                     [LOGO] The Internet GLOBAL GROWTH Fund

                      [LOGO] The Internet NEW PARADIGM Fund

                  Each a series of Kinetics Mutual Funds, Inc.

                       [LOGO] Kinetics Mutual Funds, Inc.

     TABLE OF CONTENTS

4    RISK/RETURN SUMMARY OF THE INTERNET FUND
5    RISK/RETURN SUMMARY OF THE INFRASTRUCTURE FUND
7    RISK/RETURN SUMMARY OF THE EMERGING GROWTH FUND
9    RISK/RETURN SUMMARY OF THE GLOBAL GROWTH FUND
10   RISK/RETURN SUMMARY OF THE NEW PARADIGM FUND
12   WHO MAY WANT TO INVEST
12   PERFORMANCE OF THE INTERNET FUND
13   PERFORMANCE OF THE OTHER FUNDS
14   FEES AND EXPENSES OF THE FUNDS
15   INVESTMENT OBJECTIVE AND STRATEGIES OF THE INTERNET FUND
16   INVESTMENT OBJECTIVE AND STRATEGIES OF THE INFRASTRUCTURE FUND
18   INVESTMENT OBJECTIVE AND STRATEGIES OF THE EMERGING GROWTH FUND
19   INVESTMENT OBJECTIVE AND STRATEGIES OF THE GLOBAL GROWTH FUND
21   INVESTMENT OBJECTIVE AND STRATEGIES OF THE NEW PARADIGM FUND
22   MAIN RISKS OF THE FUNDS
26   MANAGEMENT OF THE FUNDS AND THE PORTFOLIOS
27   VALUATION OF FUND SHARES
29   HOW TO PURCHASE SHARES
30   HOW TO REDEEM SHARES
32   EXCHANGE PRIVILEGE
33   DISTRIBUTIONS AND TAXES
34   DISTRIBUTION OF SHARES
35   UNIQUE CHARACTERISTICS OF MASTER/FEEDER FUND STRUCTURE
36   COUNSEL AND INDEPENDENT AUDITORS
37   FINANCIAL HIGHLIGHTS OF THE INTERNET FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[LOGO] Kinetics Mutual Funds, Inc.

 PROSPECTUS

 This Prospectus provides vital information about each Fund. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

 INVESTMENT ADVISER
 Kinetics Asset Management, Inc.

 MINIMUM INITIAL INVESTMENT

 $1,000

 MAY 1, 2000

This combined prospectus discusses each of the following series (each a "Fund" and collectively the "Funds" of Kinetics Mutual Funds, Inc. (the "Company"). Each Fund, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks its investment objective by investing all of its investable assets in a corresponding portfolio series (each a "Portfolio" and collectively the "Portfolios") of Kinetics Portfolios Trust (the "Trust"), a Delaware business trust (e.g., The Internet Fund invests all of its assets in The Internet Portfolio). Each Portfolio is an open-end non-diversified investment company with investment objectives and strategies identical to those of each corresponding Fund. Investors should carefully consider this investment approach. For additional information regarding this investment structure, see "Unique Characteristics of Master/Feeder Fund Structure" on page 35.

This Prospectus provides vital information about each Fund. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

THE INTERNET FUND (the "Internet Fund") is a no-load, non-diversified investment company which seeks to provide investors with long-term capital growth by investing in the Internet Portfolio, which invests primarily in the equity securities of domestic and foreign companies engaged in the Internet and Internet-related activities.

THE INTERNET INFRASTRUCTURE FUND (the "Infrastructure Fund") is a no-load, non-diversified investment company which seeks to provide investors with long-term capital growth by investing in the Internet Infrastructure Portfolio (the "Infrastructure Portfolio"), which invests primarily in the equity securities of domestic and foreign companies engaged in the development and implementation of hardware, software and communications technologies that support the growing infrastructure and activities of the Internet.

THE INTERNET EMERGING GROWTH FUND (the "Emerging Growth Fund") is a no-load, non-diversified investment company which seeks to provide investors with long-term capital growth by investing in the Internet Emerging Growth Portfolio (the "Emerging Growth Portfolio"), which invests primarily in the equity securities of small and medium capitalization domestic and foreign emerging companies engaged in the Internet and Internet-related activities.

THE INTERNET GLOBAL GROWTH FUND (the "Global Growth Fund") is a no-load, non-diversified investment company which seeks to provide investors with long-term capital growth by investing in the Internet Global Growth Portfolio (the "Global Growth Portfolio"), which invests primarily in the equity securities of foreign and U.S. companies engaged in the Internet and Internet-related activities.

THE INTERNET NEW PARADIGM FUND (the "New Paradigm Fund") is a no-load, non-diversified investment company which seeks to provide investors with long-term capital growth by investing in the Internet New Paradigm Portfolio (the "New Paradigm Portfolio"), which invests primarily in the equity securities of domestic and foreign companies that the investment adviser believes will reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues as a result of increased involvement in or growth of the Internet.

RISK/RETURN SUMMARY OF THE INTERNET FUND

INVESTMENT OBJECTIVE

The investment objective of the Internet Fund is long-term growth of capital. The Internet Fund seeks to obtain current income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES

The Internet Fund seeks to achieve its investment objective by investing all of its investable assets in the Internet Portfolio. The Internet Portfolio invests primarily in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts and International Depositary Receipts of domestic and foreign companies that provide products or services designed for the Internet. The Internet Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The investment adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

FUND STRUCTURE

The Internet Portfolio has an investment objective identical to that of the Internet Fund. The Internet Fund may withdraw its investment from the Internet Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Internet Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Internet Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the Internet Fund or retaining an investment adviser including, the current investment adviser, to manage the Internet Fund's assets directly.

PRINCIPAL RISKS OF INVESTMENT

Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Internet Fund and indirectly the Internet Portfolio are listed below and could adversely affect the net asset value, total return and the value of the Internet Fund, Internet Portfolio and your investment.

o STOCK MARKET RISKS: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Internet Portfolio is likely to decline in value and you could lose money on your investment.

o STOCK SELECTION RISKS: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Internet Portfolio's investment objective.

o LIQUIDITY RISKS: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

o INDUSTRY RISKS: Mutual funds that invest in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

o INTERNET INDUSTRY SPECIFIC RISKS: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

o SMALL AND MEDIUM-SIZE COMPANY RISKS: The Internet Portfolio may invest in the equity securities of small, medium and large-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Internet Portfolio's assets.

o FOREIGN SECURITIES RISKS: The Internet Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with domestic investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o NON-DIVERSIFICATION RISKS: As a non-diversified investment company, more of the Internet Portfolio's assets may be concentrated in the common stock of any single issuer, which may make the value of the Internet Portfolio's shares and therefore, the Internet Fund's shares, more susceptible to certain risks than shares of a diversified mutual fund.

o OPTION TRANSACTION RISKS: The Internet Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

RISK/RETURN SUMMARY OF THE INFRASTRUCTURE FUND

INVESTMENT OBJECTIVE

The investment objective of the Infrastructure Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Infrastructure Fund seeks to achieve its investment objective by investing all of its investable assets in the Infrastructure Portfolio. The Infrastructure Portfolio invests primarily in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts and International Depositary Receipts of domestic and foreign companies engaged in the development and implementation of hardware, software and communications technologies that support the growing infrastructure and activities of the Internet. The Infrastructure Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The investment adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

FUND STRUCTURE

The Infrastructure Portfolio has an investment objective identical to that of the Infrastructure Fund. The Infrastructure Fund may withdraw its investment from the Infrastructure Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Infrastructure Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Infrastructure Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the Infrastructure Fund or retaining an investment adviser including, the current investment adviser, to manage the Infrastructure Fund's assets directly.

PRINCIPAL RISKS OF INVESTMENT

Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Infrastructure Fund and indirectly the Infrastructure Portfolio, are listed below and could adversely affect the net asset value, total return and value of the Infrastructure Fund, the Infrastructure Portfolio and your investment.

o STOCK MARKET RISKS: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Infrastructure Portfolio is likely to decline in value and you could lose money on your investment.

o STOCK SELECTION RISKS: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Infrastructure Portfolio's investment objective.

o LIQUIDITY RISKS: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

o INDUSTRY RISKS: Mutual funds that invest in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

o INTERNET INDUSTRY SPECIFIC RISKS: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

o SMALL AND MEDIUM-SIZE COMPANY RISKS: The Infrastructure Portfolio may invest in the equity securities of small, medium and large-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Infrastructure Portfolio's portfolio.

o FOREIGN SECURITIES RISKS: The Infrastructure Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with domestic investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o NON-DIVERSIFICATION RISKS: As a non-diversified investment company, more of the Infra-structure Portfolio's assets may be concentrated in the common stock of any single issuer, which may make the value of the Infrastructure Portfolio's shares and, therefore the Infrastructure Fund's shares, more susceptible to certain risks than shares of a diversified mutual fund.

o OPTION TRANSACTION RISKS: The Infrastructure Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

RISK/RETURN SUMMARY OF THE EMERGING GROWTH FUND

INVESTMENT OBJECTIVE

The investment objective of the Emerging Growth Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Emerging Growth Fund seeks to achieve its investment objective by investing all of its investable assets in the Emerging Growth Portfolio. The Emerging Growth Portfolio invests primarily in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts and International Depositary Receipts of small and medium capitalization domestic and foreign emerging companies engaged in the Internet and Internet-related activities. The Emerging Growth Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The investment adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

FUND STRUCTURE

The Emerging Growth Portfolio has an investment objective identical to that of the Emerging Growth Fund. The Emerging Growth Fund may withdraw its investment from the Emerging Growth Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Emerging Growth Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Emerging Growth Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the Emerging Growth Fund or retaining an investment adviser, including the current investment adviser, to manage the Emerging Growth Fund's assets directly.

PRINCIPAL RISKS OF INVESTMENT

Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Emerging Growth Fund and indirectly the Emerging Growth Portfolio are listed below and could adversely affect the net asset value, total return and value of the Emerging Growth Fund, Emerging Growth Portfolio and your investment.

o STOCK MARKET RISKS: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Emerging Growth Portfolio is likely to decline in value and you could lose money on your investment.

o STOCK SELECTION RISKS: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Emerging Growth Portfolio's investment objective.

o LIQUIDITY RISKS: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

o INDUSTRY RISKS: Mutual funds that invest in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

o INTERNET INDUSTRY SPECIFIC RISKS: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

o EMERGING, SMALL AND MEDIUM-SIZE COMPANY RISKS: The Emerging
Growth Portfolio invests in the equity securities of emerging, small and medium-size companies. Small and medium-size companies generally have a market capitalization of less than $5 billion.
Emerging companies are those with operating histories of less than three years. Investing in emerging, small and medium-size companies presents greater risks than investing in securities of larger, more established companies. These companies may be developing or marketing new products or services for which markets are not yet established and may never be established. They may also lack depth or experience of management and may have difficulty generating or obtaining funds necessary for growth and development of their business. Due to these and other factors, these companies may suffer significant losses.

o FOREIGN SECURITIES RISKS: The Emerging Growth Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with domestic investments. Additional risks associated with investing in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o NON-DIVERSIFICATION RISKS: As a non-diversified investment company, more of the Emerging Growth Portfolio's assets may be concentrated in the common stock of any single issuer, which may make the value of the Emerging Growth Portfolio's shares and, therefore the Emerging Growth Fund's shares more susceptible to certain risks than shares of a diversified mutual fund.

o OPTION TRANSACTION RISKS: The Emerging Growth Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

RISK/RETURN SUMMARY OF THE GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE

The investment objective of the Global Growth Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Global Growth Fund seeks to achieve its investment objective by investing all of its investable assets in the Global Growth Portfolio. The Global Growth Portfolio invests primarily in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts and International Depositary Receipts of companies located in at least three countries which are engaged in the Internet and Internet-related activities. The Global Growth Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The investment adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

FUND STRUCTURE

The Global Growth Portfolio has an investment objective identical to that of the Global Growth Fund. The Global Growth Fund may withdraw its investment from the Global Growth Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Global Growth Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Global Growth Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the Global Growth Fund or retaining an investment adviser, including the current investment adviser, to manage the Global Growth Fund's assets directly.

PRINCIPAL RISKS OF INVESTMENT

Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Global Growth Fund and indirectly the Global Growth Portfolio are listed below and could adversely affect the net asset value, total return and value of the Global Growth Fund, Global
Growth Portfolio and your investment.

o STOCK MARKET RISKS: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Global Growth Portfolio is likely to decline in value and you could lose money on your investment.

o STOCK SELECTION RISKS: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Global Growth Portfolio's investment objective.

o LIQUIDITY RISKS: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

o INDUSTRY RISKS: Mutual funds that invest in a particular industry carry a risk that a group of industry related securities will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

o INTERNET INDUSTRY SPECIFIC RISKS: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

o SMALL AND MEDIUM-SIZE COMPANY RISKS: The Global Growth Portfolio may invest in the equity securities of small, medium and large-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Global Growth Portfolio's assets.

o FOREIGN SECURITIES RISKS: The Global Growth Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with domestic investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o NON-DIVERSIFICATION RISKS: As a non-diversified investment company, more of the Global Growth Portfolio's assets may be concentrated in the common stock of any single issuer, which may make the value of the Global Growth Portfolio's shares and, therefore the Global Growth Fund's shares more susceptible to certain risks than shares of a diversified mutual fund.

o OPTION TRANSACTION RISKS: The Global Growth Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

RISK/RETURN SUMMARY OF THE NEW PARADIGM FUND

INVESTMENT OBJECTIVE

The investment objective of the New Paradigm Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The New Paradigm Fund seeks to achieve its investment objective by investing all of its investable assets in the New Paradigm Portfolio. The New Paradigm Portfolio invests primarily in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts and International Depositary Receipts of domestic and foreign companies. The New Paradigm Portfolio will invest in companies that the investment adviser believes will reduce their costs, extend the reach of their distribution channels and experience significant growth in their assets or revenues as a result of increased involvement in, or growth of, the Internet. The New Paradigm Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The investment adviser believes that the Internet offers unique investment opportunities due to its ever-growing use and popularity among business and personal users alike. The Internet is a collection of connected computers that allows commercial and professional organizations, educational institutions, government agencies and consumers to communicate electronically, access and share information and conduct business around the world.

FUND STRUCTURE

The New Paradigm Portfolio has an investment objective identical to that of the New Paradigm Fund. The New Paradigm Fund may withdraw its investment from the New Paradigm Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the New Paradigm Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the New Paradigm Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the New Paradigm Fund or retaining an investment adviser including, the current investment adviser, to manage the New Paradigm Fund's assets directly.

PRINCIPAL RISKS OF INVESTMENT

Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the New Paradigm Fund and indirectly the New Paradigm Portfolio are listed below and could adversely affect the net asset value, total return and value of the New Paradigm Fund, New Paradigm Portfolio and your investment.

o STOCK MARKET RISKS: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the New Paradigm Portfolio is likely to decline in value and you could lose money on your investment.

o STOCK SELECTION RISKS: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the New Paradigm Portfolio's investment objective.

o LIQUIDITY RISKS: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

o INDUSTRY RISKS: Mutual funds that invest in a particular industry carry a risk that a group of industry-related securities will decline in price due to industry specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react comparably to industry specific market or economic developments.

o INTERNET INDUSTRY SPECIFIC RISKS: Companies that conduct business on the Internet or derive a substantial portion of their revenues from Internet-related activities in general are subject to a rate of change in technology and competition which is generally higher than that of other industries.

o SMALL AND MEDIUM-SIZE COMPANY RISKS: The New Paradigm Portfolio may invest in the equity securities of small, medium and large-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the New Paradigm Portfolio's assets.

o FOREIGN SECURITIES RISKS: The New Paradigm Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with domestic investments. Additional risks associated with investment in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o NON-DIVERSIFICATION RISKS: As a non-diversified investment company, more of the New Paradigm Portfolio's assets may be concentrated in the common stock of any single issuer, which may make the value of the New Paradigm Portfolio's shares and, therefore the New Paradigm Fund's shares, more susceptible to certain risks than shares of a diversified mutual fund.

o OPTION TRANSACTION RISKS: The New Paradigm Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

WHO MAY WANT TO INVEST

Each Fund may be appropriate for investors who:

o wish to invest for the long term.

o want to diversify their portfolios.

o want to allocate some portion of their long-term investments to growth equity investing.

o are willing to accept the volatility associated with equity investing.

PERFORMANCE OF THE INTERNET FUND

The bar chart and table shown below illustrate the variability of the Internet Fund's returns. The bar chart indicates the risks of investing in the Internet Fund by showing the changes in the Internet Fund's performance from year to year (on a calendar year basis). The table shows how the Internet Fund's average annual returns compare with those of the S&P 500 Index and the NASDAQ Composite Index both of which represent broad measures of market performance. The Internet Fund's past performance is not necessarily an indication of how the Internet Fund or the Internet Portfolio will perform in the future.

THE INTERNET FUND
CALENDAR YEAR RETURNS AS OF 12/31

GRAPH OMITTED

     1997         12.74
     1998         196.14
     1999         216.50%

Total return for the three months ended March 31, 2000 was 8.15%

BEST QUARTER:                         Q1     1999         93.07%
Worst Quarter:                        Q1     1997        -21.23%

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/99
                                                                                            SINCE
                                                       1 YEAR             3 YEARS        INCEPTION1
The Internet Fund (WWWFX)                              216.50%           119.44%          105.18%
S&P 500 Index (with dividends reinvested)2              21.05%            27.56%           27.52%
NASDAQ Composite Index (with dividends reinvested)3     86.13%            47.07%           45.68%

1. The Internet Fund commenced operation on October 21, 1996 and converted into a feeder fund of the Internet Portfolio on May 1, 2000. The returns for the two indexes in this column have been calculated since the Fund's Inception date. Returns shown include the reinvestment of all dividends.

2. The S&P 500 Index is an unmanaged index created by Standard & Poor's Corporation that is considered to represent U.S. stock market performance in general and is not an investment product available for purchase. The Internet Fund's returns presented above include operating expenses (such as management fees, transaction costs, etc.) that reduce returns, while the return of the S&P 500 Index does not. An individual who purchases an investment product which attempts to mimic the performance of the S&P 500 Index will incur expenses such as management fees, transaction costs, etc, that reduce returns. Returns shown include the reinvestment of all dividends.

3. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The returns shown include the reinvestment of all dividends.

PERFORMANCE OF THE OTHER FUNDS

Because each of the Infrastructure Fund, the Emerging Growth Fund, the Global Growth Fund and the New Paradigm Fund and their corresponding Portfolios have had investment operations for less than a full year, there is no performance information available for these Funds or Portfolios at this time.

FEES AND EXPENSES OF THE FUNDS

As an investor, you pay certain fees and expenses if you buy and hold shares of each of the Funds. These fees and expenses are described in the table below and are further explained in the example that follows.

FEE TABLE

SHAREHOLDER TRANSACTION EXPENSES1
(fees paid directly from your investment)
                                                            Infra-                                  New
                                             Internet       structure      Emerging     Global      Paradigm
Maximum Sales Charge (Load)
  Imposed on Purchases (as a
  percentage of offering price)              None            None           None         None           None
Maximum Deferred Sales Charge
  (Load) (as a percentage of
  offering price)                            None            None           None         None           None
Maximum Sales Charge (Load) on
  Reinvested Dividends                       None            None           None         None           None
Redemption Fee (as a percentage
  of amount redeemed, if
  applicable)                                None            None           None         None           None
Exchange Fee2                                None            None           None         None           None
Maximum Account Fee3                         None            None           None         None           None

ESTIMATED ANNUAL OPERATING EXPENSES
(expenses deducted from Fund assets)
Management Fees5                             1.25%           1.25%          1.25%        1.25%          1.25%
Distribution (Rule 12b-1) Fees               None            None           None         None           None
Other Expenses                               0.75%           0.75%          0.75%        0.75%          0.75%
Estimated Total Annual Fund
  Operating Expenses                         2.00%4          2.00%          2.00%        2.00%          2.00%

1. Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between a Fund and any other series of Kinetics Mutual Funds, Inc.

2. The Funds' Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between the Funds. The Transfer Agent does not charge a transaction fee for written exchange requests.

3. IRA accounts are assessed a $12.50 annual fee.

4. The investment adviser has voluntarily agreed to limit the total annual operating expenses of the Internet Fund so that they do not exceed more than 2.00% of the Internet Fund's average daily net assets on an annualized basis for the year ending December 31, 2000. This voluntary cap may be terminated by the investment adviser after that date. This number is actual and not estimated.

5. The management fees paid by each Fund reflects the fees paid by the Fund and the Portfolio for investment advisory services.

EXAMPLE

This Example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for each Fund would be:

               1 YEAR     3 YEARS    5 YEARS     10 YEARS
                 $203        $627     $1,078      $2,327

INVESTMENT OBJECTIVE AND STRATEGIES OF THE INTERNET FUND

INVESTMENT OBJECTIVE

The investment objective of the Internet Fund is long-term growth of capital.

INVESTMENT STRATEGIES

The Internet Fund seeks to achieve its investment objective by investing all of its investable assets in the Internet Portfolio. Under normal circumstances, the Internet Portfolio invests at least 65% of its total assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts ("ADRs") and International Depositary Receipts ("IDRs"), of domestic and foreign companies that are engaged in the Internet and Internet-related activities. The Internet Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

Portfolio securities will be selected by the investment adviser from companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. Accordingly, the Internet Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. These companies may be large, medium or small in size if, in the investment adviser's opinion, they meet the Internet Portfolio's investment criteria. Such companies include, but are not limited to, the following:

o INTERNET SERVICE PROVIDERS: Companies that provide users with access to the Internet.

o COMPUTER SOFTWARE COMPANIES: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

o COMPUTER HARDWARE COMPANIES: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

o E-COMMERCE: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

o CONTENT DEVELOPERS: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics, news, etc. on the Internet.

The investment adviser selects portfolio securities by evaluating a company's positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the investment adviser looks at the amount of capital a company currently expends on research and development. The investment adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

TEMPORARY INVESTMENTS

To respond to adverse market, economic, political or other conditions, the Internet Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Internet Portfolio may invest up to 35% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

o commercial paper

o certificates of deposit, demand and time deposits and banker's acceptance

o U.S. Government securities (i.e., U.S. Treasury obligations)

o repurchase agreements

To the extent that the Internet Portfolio engages in a temporary, defensive strategy, the Internet Portfolio and therefore, the Internet Fund, may not achieve its investment objective.

INVESTMENT OBJECTIVE AND STRATEGIES OF THE INFRASTRUCTURE FUND

INVESTMENT OBJECTIVE

The investment objective of the Infrastructure Fund is long-term growth of capital.

INVESTMENT STRATEGIES

The Infrastructure Fund seeks to achieve its investment objective by investing all of its investable assets in the Infrastructure Portfolio. Under normal circumstances, the Infrastructure Portfolio invests at least 65% of its total assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs, of domestic and foreign companies that are engaged in the development and implementation of hardware, software and communications technologies that support the growing infrastructure and activities of the Internet. The Infrastructure Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

Portfolio securities will be selected by the investment adviser from companies that provide hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet. These companies may be large, medium or small in size if, in the investment adviser's opinion, the companies meet the Infrastructure Portfolio's investment criteria. Such companies include, but are not limited to the following:

o COMPUTER SOFTWARE COMPANIES: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

o COMPUTER HARDWARE COMPANIES: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet services.

o TELECOMMUNICATIONS COMPANIES: Companies that are primarily engaged in the development of the telecommunications transmission lines and software technologies that enhance the reach and band-width technologies of Internet users.

The investment adviser selects portfolio securities by evaluating a company's positioning and both the current percentage and growth in percentage of resources that it expends in the Internet infrastructure marketplace. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

TEMPORARY INVESTMENTS

To respond to adverse market, economic, political or other conditions, the Infrastructure Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Infrastructure Portfolio may invest up to 35% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

o commercial paper

o certificates of deposit, demand and time deposits and banker's acceptance

o U.S. Government securities (i.e., U.S. Treasury obligations)

o repurchase agreements

To the extent that the Infrastructure Portfolio engages in a temporary, defensive strategy, the Infrastructure Portfolio and therefore, the Infrastructure Fund, may not achieve its investment objective.

INVESTMENT OBJECTIVE AND STRATEGIES OF THE EMERGING GROWTH FUND

INVESTMENT OBJECTIVE

The investment objective of the Emerging Growth Fund is long-term growth of capital.

INVESTMENT STRATEGIES

The Emerging Growth Fund seeks to achieve its investment objective by investing all of its investable assets in the Emerging Growth Portfolio. Under normal circumstances, the Emerging Growth Portfolio invests at least 65% of its assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs of small and medium capitalization, emerging companies that are engaged in the Internet and Internet-related activities. The Emerging Growth Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

Portfolio securities will be selected by the investment adviser from emerging, small and medium-size companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. Accordingly, the Emerging Growth Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to the following:

o INTERNET SERVICE PROVIDERS: Companies that provide users with access to the Internet.

o COMPUTER SOFTWARE COMPANIES: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and secure Internet-based transactions.

o COMPUTER HARDWARE COMPANIES: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

o E-COMMERCE: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

o CONTENT DEVELOPERS: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics, news, etc. on the Internet.

The investment adviser selects portfolio securities by evaluating a company's positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a greater competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the investment adviser looks at the amount of capital a company currently expends on research and development. The investment adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

TEMPORARY INVESTMENTS

To respond to adverse market, economic, political or other conditions, the Emerging Growth Portfolio may invest up to 100% of its assets in high quality domestic short-term debt securities and money market instruments. The Emerging Growth Portfolio may invest up to 35% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

o commercial paper

o certificates of deposit, demand and time deposits and banker's acceptance

o U.S. Government securities (i.e., U.S. Treasury obligations)

o repurchase agreements

To the extent that the Emerging Growth Portfolio engages in a temporary, defensive strategy, the Emerging Growth Portfolio and therefore, the Emerging Growth Fund, may not achieve its investment objective.

INVESTMENT OBJECTIVE AND STRATEGIES OF THE GLOBAL GROWTH FUND

INVESTMENT OBJECTIVE

The investment objective of the Global Growth Fund is long-term growth of capital.

INVESTMENT STRATEGIES

The Global Growth Fund seeks to achieve its investment objective by investing all of its investable assets in the Global Growth Portfolio. Under normal circumstances, the Global Growth Portfolio invests at least 65% of its total assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs, of companies in at least three different countries that are engaged in the Internet and Internet-related activities. The Global Growth Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

Portfolio securities will be selected by the investment adviser from domestic and international companies that are engaged in the development of hardware, software and telecommunications solutions that enable the transaction of business on the Internet by individuals and companies engaged in private and commercial use of the Internet as well as companies that offer products and services primarily via the Internet. These companies may be large, medium or small in size if, in the investment adviser's opinion, the companies meet the Global Growth Portfolio's investment criteria. Accordingly, the Global Growth Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to, the following:

o INTERNET SERVICE PROVIDERS: Companies that provide users with access to the Internet.

o COMPUTER SOFTWARE COMPANIES: Companies that produce, manufacture and develop tools to access the Internet, enable Internet users to enhance the speed, integrity and storage of data on the Internet, facilitate information distribution and gathering on the Internet, and to secure Internet-based transactions.

o COMPUTER HARDWARE COMPANIES: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems used to access the Internet and provide Internet services.

o E-COMMERCE: Companies that derive a substantial portion of their revenue from sales of products and services conducted via the Internet.

o CONTENT DEVELOPERS: Companies that supply proprietary information and entertainment content, such as games, music, video, graphics, news, etc. on the Internet.

The investment adviser selects portfolio securities by evaluating a company's positioning and business model as well as its ability to grow and expand its activities via the Internet or achieve a competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. Furthermore, the investment adviser looks at the amount of capital a company currently expends on research and development. The investment adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

TEMPORARY INVESTMENTS

To respond to adverse market, economic, political or other conditions, the Global Growth Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Global Growth Portfolio may invest up to 35% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

o commercial paper

o certificates of deposit, demand and time deposits and banker's acceptance

o U.S. Government securities (i.e., U.S. Treasury obligations)

o repurchase agreements

To the extent that the Global Growth Portfolio engages in a temporary, defensive strategy, the Global Growth Portfolio and therefore, the Global Growth Fund, may not achieve its investment objective.

INVESTMENT OBJECTIVE AND STRATEGIES OF THE NEW PARADIGM FUND

INVESTMENT OBJECTIVE

The investment objective of the New Paradigm Fund is long-term growth of capital.

INVESTMENT STRATEGIES

The New Paradigm Fund seeks to achieve its investment objective by investing all of its investable assets in the New Paradigm Portfolio. Under normal circumstances, the New Paradigm Portfolio invests at least 65% of its total assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs, of domestic and foreign companies with business models that stand to benefit from the utilization and growth of the Internet. The New Paradigm Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

Portfolio securities will be selected by the investment adviser from companies that are engaged in various industries where the growth of the Internet will facilitate an increase in the growth of traditional business lines, entry into new distribution channels, an ability to leverage brand identity, and an improvement in the underlying cost/profitability dynamics of the business. These companies may be large, medium or small in size if, in the investment adviser's opinion, these companies meet the New Paradigm Portfolio's investment criteria. Accordingly, the New Paradigm Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to, the following:

o RETAILERS: Companies that sell retail products and services via traditional stores, catalogues, telemarketing, and web-site means.

o MEDIA COMPANIES: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

o FINANCIAL SERVICE COMPANIES: Companies that engage in financial service transactions such as banking, credit cards, investment services, etc.

The investment adviser selects portfolio securities by evaluating a company's positioning and traditional business lines as well as its ability to expand its activities via the Internet or achieve competitive advantage in cost/profitability and brand image leveraging via use of the Internet. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends.

TEMPORARY INVESTMENTS

To respond to adverse market, economic, political or other conditions, the New Paradigm Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The New Paradigm Portfolio may invest up to 35% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

o commercial paper

o certificates of deposit, demand and time deposits and banker's acceptance

o U.S. Government securities (i.e., U.S. Treasury obligations)

o repurchase agreements

To the extent that the New Paradigm Portfolio engages in a temporary, defensive strategy, the New Paradigm Portfolio and therefore, the New Paradigm Fund, may not achieve its investment objective.

MAIN RISKS OF THE FUNDS

INVESTING IN MUTUAL FUNDS

All mutual funds carry risks which may cause you to lose money on your investment in one or more of the Funds. In general, the risks associated with the use of the Master/Feeder Fund Structure and the risks associated with your investment in a Fund are substantially identical to the risks associated with a Fund's investment in a Portfolio. The following describes the primary risks to each Fund that invests in its corresponding Portfolio due to each Portfolio's specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund or its corresponding Portfolio can give any assurance that its investment objective will be achieved.

MARKET RISK

The net asset value of each Portfolio will fluctuate based on changes in the value of its underlying portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which each Portfolio invests may be adversely affected by an issuer's having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by each Portfolio is also subject to the risk that a specific segment of the stock market does not perform as well as the overall market. Under any of these circumstances, the value of each Portfolio's shares and total return will fluctuate, and your investment in the corresponding
Fund may be worth more or less than your original cost when you redeem your shares.

INTERNET INDUSTRY SPECIFIC RISKS

The value of each Portfolio's shares will be susceptible to factors affecting the Internet, such as heightened regulatory scrutiny and impending changes in government policies which may have a material effect on the products and services of this industry. Furthermore, securities of companies in this industry tend to be more volatile than securities of companies in other industries. Competitive pressures and changing demand may have a significant effect on the financial condition of Internet companies. These companies spend heavily on research and development and are especially sensitive to the risk of product obsolescence. The occurrence of any of these factors, individually or collectively, may adversely affect the value of a Portfolio's shares and your investment in the corresponding Fund.

OTHER SECURITIES A PORTFOLIO MIGHT PURCHASE

Under normal market conditions, each Portfolio will invest at least 65% of its total assets in equity securities, consisting of common stocks, convertible securities, warrants and securities having the characteristics of common stocks. If the investment adviser believes that market conditions warrant a temporary defensive posture, a Portfolio may invest without limitation in high quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers' acceptances, and U.S. Government securities and repurchase agreements. More information about these investments is disclosed in the Statement of Additional Information ("SAI").

SECURITIES LENDING

Each Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 25% of its assets. Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. These transactions involve some risk to a Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral. In the event that the original seller defaults on its obligation to repurchase, a Portfolio will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, each Portfolio forced to sell such collateral in this manner would suffer a loss.

NON-DIVERSIFICATION

Each Portfolio is classified as "non-diversified" under federal securities laws which means that one-half of each Portfolio's assets may be invested in two or more stocks while the other half is spread out among various investments not exceeding 5% of a Portfolio's total assets. As a result of their non-diversified status, a Portfolio's shares may be more susceptible to adverse changes in the value of the securities of a particular company than would be the shares of a diversified investment company.

INVESTMENT IN SMALL AND MEDIUM-SIZE COMPANIES

Each Portfolio may invest in small or medium-size companies. Accordingly, a Portfolio may be subject to the additional risks associated with investment in companies with small or medium-size capital structures (generally a market capitalization of $5 billion or less). The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger, more established companies. If a Portfolio is heavily invested in these securities and the value of these securities suddenly decline, the net asset value of that Portfolio and your investment in the corresponding Fund will be more susceptible to significant losses.

OPTIONS TRANSACTIONS

Each Portfolio may write and sell options on securities in which such Portfolio invests for hedging purposes and/or direct investment. The successful use of options by a Portfolio is largely dependent on the ability of the Adviser to correctly forecast interest rate and market movements. For example, if a Portfolio were to write a call option based on the investment adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Portfolio could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Portfolio were to write a put option based on the investment adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Portfolio could be required to purchase the security upon exercise at a price higher than the current market price.

When a Portfolio purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Portfolio exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Portfolio will lose part or all of its investment in the option. This contrasts with an investment by a Portfolio in the underlying security, since the Portfolio will not realize a loss if the security's price does not change.

The effective use of options also depends on each Portfolio's ability to terminate option positions at times when the investment adviser deems it desirable to do so. There is no assurance that a Portfolio will be able to effect closing transactions at any particular time or at an acceptable price.

FOREIGN SECURITIES

Investing in foreign securities can carry higher returns than those generally associated with domestic investments. However, foreign securities may be substantially riskier than domestic investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade. A Portfolio may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances. Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid. Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries. For this reason, funds that invest primarily in the securities of a single country will be greatly impacted by any political, economic or regulatory developments affecting the value of the securities. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

PORTFOLIO BORROWING

Each Portfolio may leverage up to 5% of its assets to fund investment activities or to achieve higher returns. Each Portfolio may borrow money from banks for temporary or emergency purposes in order to meet redemption requests. To reduce its indebtedness, a Portfolio may have to sell a portion of its investments at a time when it may be disadvantageous to do so. In addition, interest paid by a Portfolio on borrowed funds would decrease the net earnings of both that Portfolio and your investment in the Fund.

MANAGEMENT OF THE FUNDS AND THE PORTFOLIOS

INVESTMENT ADVISER

Each Portfolio's investment adviser is Kinetics Asset Management, Inc. ("Kinetics" or the "investment adviser"), 1311 Mamaroneck Avenue, Suite 130, White Plains, New York, 10605. The investment adviser conducts investment research and supervision for each Portfolio and is responsible for the purchase and sale of securities for each Portfolio's assets. The investment adviser receives an annual fee from each Portfolio for its services of 1.25% of each Portfolio's average daily net assets. The investment adviser has entered into a Research Agreement with Horizon Asset Management, Inc. ("Horizon Asset Management"), a New York based investment management and research firm, for which it is responsible for the payment of all fees owing to Horizon.

Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has more than 24 years experience in the mutual fund and financial services industries. Lee Schultheis is the Chief Operating Officer of Kinetics. Mr. Schultheis has more than 20 years of experience in the mutual fund and financial services industries.

PORTFOLIO MANAGERS

PETER B. DOYLE is the Chief Investment Strategist for all of the Portfolios. Mr. Doyle also serves as the Portfolio Manager for the New Paradigm Portfolio and is a Co-Portfolio Manager of the Internet Portfolio. He is primarily responsible for the day-to-day management of each of these Portfolios' assets and securities. In early 1996, Mr. Doyle co-founded Kinetics, the investment adviser to the Portfolios. Previously, Mr. Doyle co-founded and has been a Managing Director of Horizon Asset Management. From 1988 through late 1994, Mr. Doyle was an Investment Officer in Bankers Trust Company's Investment Services Group, where he was responsible for managing approximately $250 million in assets. During his tenure at Bankers Trust Company, Mr. Doyle served on the Finance and Utility research sub-groups. Mr. Doyle holds a Bachelor of Science in Economics from St. John's University and a Masters of Business Administration from Fordham University.

FRED A. FROEWISS is the Portfolio Manager of the Infrastructure Portfolio. Mr. Froewiss also serves as Co-Portfolio Manager of the New Paradigm Portfolio. Prior to joining Kinetics in 1999, Mr. Froewiss was the Vice President of Investments at Janney Montgomery Scott, LLC from 1992 to 1999. Earlier, Mr. Froewiss spent 10 years as a Portfolio Manager in the Private Banking Division of Citibank. He started his career at IBM Corp. in the controller's office. Mr. Froewiss holds a Bachelor of Science in Accounting and a Masters of Business Administration from Pace University.

TINA LARSSON is the Portfolio Manager for the Global Growth Portfolio. Ms. Larsson also serves as Co-Portfolio Manager of the Internet Portfolio and the Emerging Growth Portfolio. From 1996 to 1999, Ms. Larsson was an analyst at Horizon Asset Management for the Spin-Off Report, a research service that focuses on spin-offs, and for developing institutional market research. Ms. Larsson joined Kinetics in 1999 as an analyst for the Internet Fund and became Portfolio Manager of the Global Growth Portfolio when the Global Growth Portfolio commenced investment operations in December of 1999. Ms. Larsson holds a Bachelors of Science in Finance and a Masters of Business Administration from Pace University.

STEVEN TUEN, CFA, is Co-Portfolio Manager of and Executive Adviser to the Internet Portfolio. Mr. Tuen also serves as Portfolio Manager of the Emerging Growth Portfolio and Co-Portfolio Manager of the Infrastructure Portfolio. Mr. Tuen's primary duties include research and analysis of equity securities for investment by each of these Portfolios. From 1996 to 1999, Mr. Tuen was an analyst and the Director of Research of the IPO Value Monitor, a research service that focuses on initial public offerings. From 1989 to 1996, Mr.
Tuen was an analyst at Bankers Trust Company where he became a portfolio manager in the Private Banking Group. Mr. Tuen holds a Bachelor of Science in Business Administration from the City University of New York and is a Chartered Financial Analyst.

MURRAY STAHL is Co-Portfolio Manager of the New Paradigm Portfolio. Mr. Stahl is Chairman and a co-founder of Horizon Asset Management. Previously, he was with Bankers Trust Company for 16 years as a portfolio manager and research analyst, and managed approximately $600 million of individual, trust and institutional client assets.As the senior fund manager, he directed the investments of three of the bank's Common Trust Funds, the Special opportunity, Utility, and Tangible Assets Funds. Mr. Stahl also served as a member of the Equity Strategy Group as well as the Investment Strategy Group, which established asset allocation development. Mr. Stahl holds a Bachelor of Arts in Economics and a Masters of Arts in History from the City University of New York and a Masters of Business Administration from Pace University.

STEVEN M. BREGMAN, CPA, is Co-Portfolio Manager of the Global Growth Portfolio. Mr. Bregman, 41, was a co-founder and is a President of Horizon Asset Management. From 1987 through late 1994, Mr. Bregman was an Investment Officer in Bankers Trust Company's Private Clients Group, where he managed in excess of $600 million of equity and fixed-income assets. Mr.Bregman was one of a five-manager group responsible for managing the bank's largest individual relationships and for setting equity investment guidelines for the Private Bank. Mr.Bregman served in a variety of new product development projects. Mr. Bregman received a Bachelor of Arts in Economics from the City University of New York.

VALUATION OF FUND SHARES

Shares of each Fund are sold at net asset value per share ("NAV"), which is determined by each Fund as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (the "Exchange") is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV is determined by dividing the value of a Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/ # of shares = NAV). The NAV takes into account the expenses and fees of each Fund, including management, administration and shareholder servicing fees, which are accrued daily. The NAV of each Portfolio is calculated in an identical manner as that of each corresponding Fund.

Each Portfolio's securities are valued each day at the last quoted sales price on the securities' principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees. Each Portfolio may use independent pricing services to assist in calculating the NAV of such Portfolio's shares.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times when the Exchange is closed. In computing the NAV of each Fund and each corresponding Portfolio, the investment adviser values foreign securities held by the corresponding Portfolio at the latest closing price on the exchange on which they are traded immediately prior to the closing of the Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the Exchange. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the Exchange. If such events materially affect the value of a Portfolio's securities, these securities may be valued at their fair value as determined in good faith by the Board of Trustees of the Trust.

HOW TO PURCHASE SHARES

IN GENERAL

Shares of each Fund are sold at NAV, without a sales charge, and will be credited to a shareholder's account at the NAV next computed after an order is received. The minimum initial investment for both regular accounts and individual retirement accounts is $1,000. The minimum subsequent investment for both types of accounts is $100. Each Fund reserves the right to reject any purchase order if, in its opinion, it is in a Fund's best interest to do so. A service fee of $25.00 will be deducted from a shareholder's Fund account for any purchases that do not clear due to insufficient funds.

INVESTING BY TELEPHONE

If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning a Fund toll free at (800) 930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for telephone transactions.

The minimum telephone purchase is $100. You may not use telephone transactions for your initial purchase of a Fund's shares.

AUTOMATIC INVESTMENT PLAN

Once an account has been established, you may purchase shares of a Fund through an Automatic Investment Plan ("AIP"). You can have money automatically transferred from your checking, savings or bank money market account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis.

To be eligible for this plan, your bank must be a domestic institution that is an ACH member. Any Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.

PURCHASE BY MAIL

To purchase a Fund's shares by mail, simply complete and sign the enclosed New Account Application Form and mail it, along with a check or money order made payable to [NAME OF FUND] C/O KINETICS MUTUAL FUNDS, INC., TO:

REGULAR MAIL                               OVERNIGHT OR EXPRESS MAIL
KINETICS MUTUAL FUNDS, INC.                KINETICS MUTUAL FUNDS, INC.
[NAME OF FUND]                             [NAME OF FUND]
c/o Firstar Mutual Fund Services, LLC      c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                               615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701                   Milwaukee, WI 53202

PURCHASE BY WIRE

Before wiring any funds please call (800) 930-3828 to notify the Fund in which you are investing that the wire is coming and to verify the proper wire instructions so that the wire is properly applied when received. No Fund is responsible for delays resulting from the banking or Federal Reserve wire system. Please use the wiring instructions as follows:

o        Wire to:   Firstar Bank, N.A.
o        ABA Number: 0750-00022
o        Credit:    Firstar Mutual Fund Services, LLC
o        Account:   112-952-137
o        Further Credit: Kinetics Mutual Funds, Inc.
                    [NAME OF FUND]
                    (Shareholder Name/Account Registration)
                    (Shareholder Account Number)

Immediately send a completed New Account Application Form to the Fund at the above address to have all accurate information recorded to your account.

SUBSEQUENT INVESTMENTS

You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100). You must call to notify each Fund in which you are invested at (800) 930-3828 before wiring. A remittance form, which is attached to your individual account statement, should accompany any investments made through the mail. All purchase requests must include your shareholder account number.

INDIVIDUAL RETIREMENT ACCOUNTS

You may invest in any Fund by establishing a tax-sheltered individual retirement account. Each Fund offers Traditional IRA, Roth IRA, and Educational IRA accounts. For additional information on IRA options, please call (800) 930-3828.

INVESTING THROUGH BROKERS OR AGENTS

You may invest in each Fund through brokers or agents who have entered into selling agreements with the Funds' distributor. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of a Fund.

HOW TO REDEEM SHARES

IN GENERAL

You may redeem part or all of each Fund's shares on any business day that the Fund calculates its NAV. To redeem shares, you must contact the Fund in which you are invested either by mail or by phone to place a redemption order. You should request your redemption prior to market close to obtain that day's closing NAV. Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

Each Fund will generally mail redeemed proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in "good order" (see below). Please note, however, that when a purchase order has been made by check, or ACH purchase, a Fund will not be able to honor your redemption request until the check or ACH purchase has cleared. This may take up to 12 days.

Redemption requests will be sent to the address of record. If the proceeds of redemption are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from banks and securities dealers, BUT NOT FROM A NOTARY PUBLIC. No Fund will be responsible for interest lost on redemption amounts due to lost or misdirected mail.

WRITTEN REDEMPTION

You can execute most redemptions by furnishing an unconditional written request to each Fund in which you are invested to redeem your shares at the current NAV. Redemption requests in writing should be sent to the Transfer Agent at:

REGULAR MAIL                             OVERNIGHT OR EXPRESS MAIL
KINETICS MUTUAL FUNDS, INC.              KINETICS MUTUAL FUNDS, INC.
[NAME OF FUND]                           [NAME OF FUND]
c/o Firstar Mutual Fund Services, LLC    c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                             615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701                 Milwaukee, WI 53202

Requests for redemption in "good order" must:

o indicate the name of the Fund,

o be signed exactly as the shares are registered, including the signature of each owner,

o specify the number of shares or dollar amount to be redeemed,

o indicate your account registration number, and

o include your social security number or tax identification number.


TELEPHONE REDEMPTION

If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with a Fund) you may redeem shares in any amount, but not less than $100, by instructing the Fund in which you are invested by phone at (800) 930-3828. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

Note: Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, each Fund will use reasonable procedures, such as requesting:

o that you correctly state your Fund account number
o the name in which your account is registered
o the social security or tax identification number under which the account is registered
o the address of the account holder, as stated in the New Account Application
  Form

WIRE REDEMPTION

Wire transfers may be arranged to redeem shares. However, the transfer agent charges a $12 fee per wire redemption against your account for this service. The minimum wire redemption amount is $100.

SYSTEMATIC WITHDRAWAL PLAN

If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals. Money will be transferred from your Fund account to the account you chose at the interval you select on the New Account Application Form. If you expect to purchase additional shares of a Fund, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.

THE FUNDS' RIGHT TO REDEEM AN ACCOUNT

Each Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $500, other than as a result of a decline in the NAV of a Fund or unless the shareholder is an active participant in the AIP. Each Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder's account.

IRA REDEMPTION

If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

EXCHANGE PRIVILEGE

You can exchange your shares in any Fund for shares of any other Fund offered by the Company. If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed. You should carefully read the prospectus of a Fund before exchanging shares into that Fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. You should request your exchange prior to market close to obtain that day's closing NAV. Exchange requests received after the close of the Exchange will be treated as though received on the next business day.

Call (800) 930-3828 to learn more about the other mutual funds offered by the Company and about exercising your exchange privilege.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of each Fund are generally paid in additional shares of the Fund in which shareholders are already invested, with no sales charge, based on the Fund's NAV as of the close of business on the record date for such distributions. However, you may elect on the New Account Application Form to receive distributions as follows:

Option 1: To receive income dividends and capital gain distributions in additional Fund shares, or

Option 2: To receive all income dividends and capital gain distributions in cash.

Each Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in December. Each Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 1 or Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the appropriate Fund and your election will be converted to the purchase of additional shares.

TAXES

Each Fund intends to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In any taxable year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of realized net short-term capital gain over realized net long-term capital loss), the Fund will generally be relieved of Federal income tax on its investment company taxable income and net capital gain (the excess of realized net long-term capital gain over realized net short-term capital loss) distributed to shareholders. Amounts not distributed on a timely basis in accordance with a calendar distribution requirement are also subject to a nondeductible 4% excise tax. To prevent application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as though paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by a Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions from investment company taxable income are taxable to shareholders as ordinary income. Distributions of net capital gains designated by a Fund as capital gains dividends are taxable as long-term capital gains regardless of the length of time a shareholder may have held shares of the Fund. The tax treatment of distributions treated as ordinary income or capital gains will be the same whether the shareholder reinvests the distributions in additional shares or elects to receive such distributions in cash. Shareholders will be notified each year of the amounts and nature of dividends and distributions, including the amount (if any) for that year that has been designated as capital gains distributions. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

An exchange is not a tax-free transaction. An exchange of shares pursuant to a Fund's exchange privilege is treated the same as an ordinary sale and purchase for Federal income tax purposes and you will realize a capital gain or loss.

On the New Account Application Form, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires each Fund to withhold 31% of any dividend and redemption or exchange proceeds. Each Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.

DISTRIBUTION OF SHARES

DISTRIBUTOR

T.O. Richardson Securities, Inc., 2 Bridgewater Road, Farmington, Connecticut 06032 is the distributor for the shares of the Funds. T.O. Richardson Securities, Inc. is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of each Fund are offered on a continuous basis.

SHAREHOLDER SERVICING AGENT

Kinetics is responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with Kinetics and perform these functions on behalf of their clients who own shares of the Funds. For this service, Kinetics receives an annual shareholder-servicing fee from each Fund equal to 0.25% of each Fund's average daily net assets.

FUND ADMINISTRATOR

Kinetics also serves as Administrator to each Fund. Kinetics will be entitled to receive an annual administration fee equal to 0.05% of each Fund's average daily net assets, out of which it will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to each Fund by Firstar.

CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND FUND ACCOUNTANT

Firstar Bank, N.A. serves as Custodian for each Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds. Firstar, each Fund's Sub-Administrator, also acts as each Fund's Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

UNIQUE CHARACTERISTICS OF MASTER/FEEDER FUND STRUCTURE

Unlike other mutual funds which directly acquire and manage their own portfolio securities, each Fund invests all of its investable assets in a corresponding Portfolio, a separately registered investment company. The Portfolio, in turn, invests in securities, using the strategies described in this prospectus.

In addition to selling a beneficial interest to a Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in such Portfolio on the same terms and conditions and would pay a proportionate share of such Portfolio's expenses. However, other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Funds should be aware that these differences would result in differences in returns experienced in the different funds that invest in a Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in a Portfolio could be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large feeder fund were to withdraw from a Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk. However, the possibility also exists for traditionally structured funds which have large or institutional investors. Funds with a greater pro rata ownership in a Portfolio could have effective voting control of such Portfolio.

Certain changes in a Portfolio's objective, policies or restrictions might require the Company to withdraw the corresponding Fund's interest in such Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from such Portfolio). A Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund.

The SAI contains more information about each Fund, the Master/Feeder Fund Structure and the types of securities in which each Fund may invest.

COUNSEL AND INDEPENDENT AUDITORS

Legal matters in connection with the issuance of shares of common stock of each Fund are passed upon by Spitzer & Feldman P.C., 405 Park Avenue, New York, New York 10022. McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, have been selected as independent auditors for the Funds for the year ending December 31, 1999.

FINANCIAL HIGHLIGHTS OF THE INTERNET FUND

The financial highlights table set forth below is intended to help you understand the Internet Fund's financial performance for its period of operations. Most of the information reflects financial results with respect to a single Internet Fund share. The total returns in the tables represent the rates that an investor would have earned (or lost) on an investment in the Internet Fund (assuming reinvestment of all dividends and.distributions). This information has been audited by McCurdy and Associates CPA's, Inc. whose report, along with the Internet Fund's financial statements that are included in the Internet Fund's annual report, is available upon request.

                                                                                                            For the period
                                                                                                         October 21, 19961
                                          For the year ended    For the year ended   For the year ended            through
                                          December 31, 1999     December 31, 1998    December 31, 1997   December 31, 1996
Net asset value beginning of period                $    15.72        $     5.31         $   4.71         $   5.00
Net investment income (loss)                            (0.30)4           (0.08)            0.01             0.02
Net gains or losses on securities
  (both realized and unrealized)                        34.33             10.50             0.59            (0.31)
Total from investment operations                        34.03             10.42             0.60            (0.29)
Dividends
  (from net investment income)                          --                --               --               --
Distributions (from capital gains)                      (0.02)            (0.01)           --               --
Total distributions                                     (0.02)            (0.01)           --               --
Net asset value end of period                      $    49.73         $   15.72         $   5.31         $   4.71
Total Return                                         216.50%          196.14%            12.74%           (5.80%)2
Net assets, end of period (000's)                  $1,163,097        $   22,159          $    150        $    113
Gross ratio of expenses to average
  net assets (excluding waivers)                       2.00%            3.08%             3.60%             6.73%3
Net ratio of expenses to average
  net assets                                           2.00%            3.08%             0.08%             0.21%3
Gross ratio of net income (loss)
  to average net assets
  (excluding waivers)                                 (1.29)%          (2.92)%           (3.33)%           (4.51)%3
Net ratio of net income (loss) to
  average net assets                                  (1.29)%          (2.92)%            0.19%             2.01%3
Portfolio turnover rate                                  89%               80%              50%                0%3

1. Commencement of Operations
2. Not Annualized
3. Annualized
4. Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent financial reporting and tax differences.

Because the Infrastructure Fund, the Emerging Growth Fund, the Global Growth Fund and the New Paradigm Fund have been in operation for less than a year, no financial highlights are being reported for these Funds.

KINETICS MUTUAL FUNDS, INC.

THE INTERNET FUND
THE INTERNET INFRASTRUCTURE FUND
THE INTERNET EMERGING GROWTH FUND
THE INTERNET GLOBAL GROWTH FUND
THE INTERNET NEW PARADIGM FUND

 Investment Adviser,                          KINETICS ASSET MANAGEMENT, INC.
 Administrator,                               1311 MAMARONECK AVENUE
 and Shareholder Servicing Agent              WHITE PLAINS, NY 10605

 Legal Counsel                                SPITZER & FELDMAN P.C.
                                              405 PARK AVENUE
                                              NEW YORK, NY 10022

 Independent Auditors                         MCCURDY AND ASSOCIATES CPA'S, INC.
                                              27955 CLEMENS ROAD
                                              WESTLAKE, OH 44145

 Transfer Agent, Fund Accountant,             FIRSTAR MUTUAL FUND SERVICES, LLC
 and Sub-Administrator                        615 EAST MICHIGAN STREET
                                              MILWAUKEE, WI 53202

 Custodian                                    FIRSTAR BANK, N.A.
                                              615 EAST MICHIGAN STREET
                                              MILWAUKEE, WI 53202

You may obtain the following and other information on the Funds free of charge:

Statements of Additional Information (SAI) dated May 1, 2000 The SAI of each Fund provides more details about each Fund's policies and management. Each Fund's SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report

Each Fund's annual and semi-annual reports provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected each Fund's performance during the last fiscal year.

Telephone:                    Internet:
(800) 930-3828                HTTP://WWW.SEC.GOV (text only version)
                              HTTP://WWW.KINETICSFUNDS.COM

Mail:
KINETICS MUTUAL FUNDS, INC.
C/O FIRSTAR MUTUAL FUND SERVICES, LLC
P.O. BOX 701
MILWAUKEE, WI 53201-0701

SEC:
You may review and obtain copies of Kinetic Mutual Funds information (including the SAIs) at the SEC Public Reference Room in Washington, D.C. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about each Fund are available on the EDGAR Database on the SEC's Internet site at HTTP://WWW.SEC.GOV. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
PUBLICINFO@SEC.GOV, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

                                                     1940 Act File No. 811-09303





                  May 1, 2000 PROSPECTUS www.kineticsfunds.com

                             [LOGO] The MEDICAL Fund

                     [LOGO] The SMALL CAP OPPORTUNITIES Fund

                       [LOGO] The MIDDLE EAST GROWTH Fund

                  Each a series of Kinetics Mutual Funds, Inc.

                       [LOGO] Kinetics Mutual Funds, Inc.

                       [LOGO] Kinetics Mutual Funds, Inc.

PROSPECTUS

This Prospectus gives vital information about each Fund. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

INVESTMENT ADVISER
Kinetics Asset Management, Inc.


MINIMUM INITIAL INVESTMENT

$1,000

MAY 1, 2000

       TABLE OF CONTENTS

4      RISK/RETURN SUMMARY OF THE MEDICAL FUND
5      RISK/RETURN SUMMARY OF THE SMALL CAP FUND
7      RISK/RETURN SUMMARY OF THE MIDDLE EAST FUND
9      WHO MAY WANT TO INVEST
9      PERFORMANCE
10     FEES AND EXPENSES OF THE FUNDS
11     INVESTMENT OBJECTIVE AND STRATEGIES OF THE MEDICAL FUND
12     INVESTMENT OBJECTIVE AND STRATEGIES OF THE SMALL CAP FUND
14     INVESTMENT OBJECTIVE AND STRATEGIES OF THE MIDDLE EAST FUND
15     MAIN RISKS OF THE FUNDS
19     MANAGEMENT OF THE FUNDS AND THE PORTFOLIOS
20     VALUATION OF FUND SHARES
22     HOW TO PURCHASE SHARES
23     HOW TO REDEEM SHARES
25     EXCHANGE PRIVILEGE
26     DISTRIBUTIONS AND TAXES
27     DISTRIBUTION OF SHARES
28     UNIQUE CHARACTERISTICS OF MASTER/FEEDER FUND STRUCTURE
29     COUNSEL AND INDEPENDENT AUDITORS
30     FINANCIAL HIGHLIGHTS OF THE MEDICAL FUND


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

This combined prospectus discusses each of the following series (each a "Fund" and collectively the "Funds") of Kinetics Mutual Funds, Inc. (the "Company"). Each Fund, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks its investment objective by investing all of its investable assets in a corresponding portfolio series (each a "Portfolio" and collectively the "Portfolios") of Kinetics Portfolios Trust (the "Trust"), a Delaware business trust (e.g., The Medical Fund invests all of its assets in The Medical Portfolio). Each Portfolio is an open-end non-diversified investment company with investment objectives and strategies identical to those of each corresponding Fund. Investors should carefully consider this investment approach. For additional information regarding this investment structure, see "Unique Characteristics of Master/Feeder Fund Structure" on page 28.

This Prospectus provides vital information about each Fund. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

[LOGO] Kinetics Mutual Funds, Inc.

THE MEDICAL FUND (the "Medical Fund") is a no-load, non-diversified investment company which seeks to provide investors with long-term capital growth by investing all of its investable assets in The Medical Portfolio (the "Medical Portfolio") which invests primarily in the equity securities of domestic and foreign companies engaged in medical research, pharmaceutical treatments and related medical technology with an emphasis towards companies engaged in cancer research and drug development.

THE SMALL CAP OPPORTUNITIES FUND (the "Small Cap Fund") is a no-load, non-diversified investment company which seeks to provide investors with long-term capital growth by investing all of its investable assets in The Small Cap Opportunities Portfolio (the "Small Cap Portfolio") which invests primarily in the equity securities of domestic and foreign small capitalization companies that provide attractive valuation opportunities due to lack of institutional ownership, lack of significant analyst coverage, or short-term earnings disappointments.

THE MIDDLE EAST GROWTH FUND (the "Middle East Fund") is a no-load, non-diversified investment company which seeks to provide investors with long-term capital growth by investing all of its investable assets in The Middle East Growth Portfolio (the "Middle East Portfolio") which invests primarily in the equity securities of foreign companies domiciled in the Middle East region of the globe and U.S. companies engaged in significant business activities in the Middle East.

RISK/RETURN SUMMARY OF THE MEDICAL FUND

INVESTMENT OBJECTIVE

The investment objective of the Medical Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Medical Fund seeks to achieve its investment objective by investing all of its investable assets in the Medical Portfolio. The Medical Portfolio invests primarily in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts and International Depositary Receipts of domestic and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development. The Medical Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

FUND STRUCTURE

The Medical Portfolio has an investment objective identical to that of the Medical Fund. The Medical Fund may withdraw its investment from the Medical Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Medical Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Medical Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the Medical Fund or retaining an investment adviser including, the current investment adviser, to manage the Medical Fund's assets directly.

PRINCIPAL RISKS OF INVESTMENT

Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Medical Fund and, indirectly, the Medical Portfolio, are listed below and could adversely affect the net asset value, total return and value of the Medical Fund, the Medical Portfolio and your investment.

o STOCK MARKET RISKS: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Medical Portfolio is likely to decline in value and you could lose money on your investment.

o STOCK SELECTION RISKS: The stocks selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Medical Portfolio's investment objective.

o LIQUIDITY RISKS: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

o INDUSTRY RISKS: Mutual funds that invest in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry-specific developments. Companies in the same or similar industries may share common characteristics and are more likely to react to industry-specific market or economic developments.

o SPECIFIC RISKS OF THE MEDICAL INDUSTRY: Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in the medical and pharmaceutical related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Further, the medical research and development industry is subject to strict regulatory scrutiny and ongoing legislative action.

o SMALL AND MEDIUM-SIZE COMPANY RISKS: The Medical Portfolio may invest in the stocks of small, medium and large-size companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Medical Portfolio's assets.

o FOREIGN SECURITIES RISKS: The Medical Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with domestic investments. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o NON-DIVERSIFICATION RISKS: As a non-diversified investment company, more of the Medical Portfolio's assets may be concentrated in the common stock of any single issuer, which may make the value of the Medical Portfolio's shares, and, therefore, the Medical Fund's shares, more susceptible to certain risks than shares of a more diversified mutual fund.

o OPTION TRANSACTION RISKS: The Medical Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

RISK/RETURN SUMMARY OF THE SMALL CAP FUND

INVESTMENT OBJECTIVE

The investment objective of the Small Cap Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Small Cap Fund seeks to achieve its investment objective by investing all of its investable assets in the Small Cap Portfolio. The Small Cap Portfolio invests primarily in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts and International Depositary Receipts of domestic and foreign small capitalization companies that provide attractive valuation opportunities due to lack of institutional ownership, lack of significant analyst coverage, or short-term earnings disappointments. The Small Cap Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

FUND STRUCTURE

The Small Cap Portfolio has an investment objective identical to that of the Small Cap Fund. The Small Cap Fund may withdraw its investment from the Small Cap Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Small Cap Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Small Cap Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the Small Cap Fund or retaining an investment adviser including, the current investment adviser, to manage the Small Cap Fund's assets directly.

PRINCIPAL RISKS OF INVESTMENT

Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Small Cap Fund and, indirectly, the Small Cap Portfolio, are listed below and could adversely affect the net asset value, total return and value of the Small Cap Fund, the Small Cap Portfolio and your investment.

o STOCK MARKET RISKS: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Small Cap Portfolio is likely to decline in value and you could lose money on your investment.

o STOCK SELECTION RISKS: The portfolio securities selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Small Cap Portfolio's investment objective.

o LIQUIDITY RISKS: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

o SMALL COMPANY RISKS: The Small Cap Portfolio may invest in the stocks of small-sized companies. Small-sized companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Small Cap Portfolio's assets.

o FOREIGN SECURITIES RISKS: The Small Cap Portfolio may invest in foreign securities, which can carry higher returns but involve more risks than those associated with domestic investments. Additional risks associated with investing in foreign securities include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o NON-DIVERSIFICATION RISKS: As a non-diversified investment company, more of the Small Cap Portfolio's assets may be concentrated in the common stock of any single issuer, which may make the value of the Small Cap Portfolio's shares, and therefore, the Small Cap Fund's shares, more susceptible to certain risks than shares of a more diversified mutual fund.

o OPTION TRANSACTION RISKS: The Small Cap Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

RISK/RETURN SUMMARY OF THE MIDDLE EAST FUND

INVESTMENT OBJECTIVE

The investment objective of the Middle East Fund is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Middle East Fund seeks to achieve its investment objective by investing all of its investable assets in the Middle East Portfolio. The Middle East Portfolio invests primarily in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts and International Depositary Receipts of foreign companies domiciled in the Middle East region of the globe and U.S. companies engaged in significant business activities in the Middle East. The Middle East Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment. The Middle East Portfolio defines the "Middle East" to be that region ranging from Morocco on the North African coast, including Algeria, Tunisia, Libya, Egypt, Sudan and Chad, to the Persian Gulf region, including Israel, Lebanon, Jordan, Syria, Iraq, Iran, Saudi Arabia, Yemen, People's Republic of Yemen, Oman, United Arab Emirates, Qatar and Kuwait. Based on their gross domestic products and stock market capitalizations, it is expected that Israel and Egypt will represent the largest country investments in the Middle East Portfolio.

The Middle East Portfolio's adviser believes that the Middle East offers significant investment opportunities. The Middle East region is characterized by wide variations in wealth, physical resources, economic development and demographics, among other fundamental measures. Some of these nations, notably Israel, have attained world-class status in areas such as technological innovation. This great divergence is encompassed in a relatively small region and is coupled with varying degrees of progress in economic development, privatization, and financial market deregulation.

The Middle East's positioning in the technology and biotechnology sectors and the historical constraints on valuation due to geo-political turmoil, have created many attractive investment valuations. Historically, political risk has been manifested in local financial markets in the form of significant valuation discounts, particularly on an episodic short-term basis. Improved prospects for political stability in the region and the anticipation of progress in peace negotiations has historically resulted in significant appreciation in many of these markets. The recent advent of the Internet has provided many technology and bio-technology companies, with a strong track record for innovation, the ability to communicate electronically, access and share information and conduct business around the world.

FUND STRUCTURE

The Middle East Portfolio has an investment objective identical to that of the Middle East Fund. The Middle East Fund may withdraw its investment from the Middle East Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Middle East Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Middle East Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the Middle East Fund or retaining an investment adviser including, the current investment adviser, to manage the Middle East Fund's assets directly.

PRINCIPAL RISKS OF INVESTMENT

Investing in common stocks has inherent risks that could cause you to lose money. The principal risks of investing in the Middle East Fund and, indirectly, the Middle East Portfolio, are listed below and could adversely affect the net asset value, total return and value of the Middle East Fund, the Middle East Portfolio and your investment.

o STOCK MARKET RISKS: Stock mutual funds are subject to stock market risks and significant fluctuations in value. If the stock market declines in value, the Middle East Portfolio is likely to decline in value and you could lose money on your investment.

o STOCK SELECTION RISKS: The stocks selected by the investment adviser may decline in value or not increase in value when the stock market in general is rising and may fail to meet the Middle East Portfolio's investment objective.

o LIQUIDITY RISKS: The investment adviser may not be able to sell portfolio securities at an optimal time or price.

o INDUSTRY RISKS: Mutual funds that invest in a particular industry carry a risk that a group of industry-related stocks will decline in price due to industry-specific development. Companies in the same or similar industries may share common characteristics and are more likely to react to industry-specific market or economic developments.

o TECHNOLOGY AND BIO-TECHNOLOGY INDUSTRY SPECIFIC RISKS: Companies that conduct business on the technology and bio-technology fields are subject to the rate of change in technology and scientific innovation, as well as competition, which is generally higher than that of other industries.

o SMALL AND MEDIUM-SIZED COMPANY RISKS: The Middle East Portfolio may invest in the stocks of small, medium and large-sized companies. Small and medium-size companies often have narrower markets and more limited managerial and financial resources than do larger, more established companies. As a result, their performance can be more volatile and they face a greater risk of business failure, which could increase the volatility of the Middle East Portfolio's assets.

o POLITICAL RISKS: The Middle East Portfolio will invest in securities of foreign countries that have experienced historical periods of political instability, which can carry higher returns but involve more risks than those associated with domestic investments.

o FOREIGN SECURITIES RISKS: The Middle East Portfolio will invest in foreign securities, which can carry higher returns but involve more risks than those associated with domestic investments. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

o NON-DIVERSIFICATION RISKS: As a non-diversified investment company, more of the Middle East Portfolio's assets may be concentrated in the common stock of any single issuer, which may make the value of the Middle East Portfolio's shares, and, therefore, the Middle East Fund's shares, more susceptible to certain risks than shares of a more diversified mutual fund.

o OPTION TRANSACTION RISKS: The Middle East Portfolio may write and sell options on securities in which it invests for hedging purposes and/or direct investment. Options contain certain special risks including the imperfect correlation between the value of the option and the value of the underlying asset.

WHO MAY WANT TO INVEST

Each Fund may be appropriate for investors who:

o  wish to invest for the long term.

o  want to diversify their portfolios.

o want to allocate some portion of their long-term investments to growth equity investing.

o  are willing to accept the volatility associated with equity investing.

PERFORMANCE

Because each of the Medical Fund, Small Cap Fund and Middle East Fund and their corresponding Portfolios have had investment operations for less than a full year, there is no performance information available for these Funds or Portfolios at this time.

FEES AND EXPENSES OF THE FUNDS

As an investor, you pay certain fees and expenses if you buy and hold shares of each of the Funds. These fees and expenses are described in the table below and are further explained in the example that follows.

FEE TABLE

SHAREHOLDER TRANSACTION EXPENSES1
(fees paid directly from your investment)
                                                                                 THE MIDDLE      THE SMALL CAP
                                                               THE MEDICAL      EAST GROWTH      OPPORTUNITIES
                                                                      FUND             FUND               FUND
------------------------------------------------------------ -------------- ---------------- ------------------
Maximum Sales Charge (Load)
    Imposed on Purchases (as a
    percentage of offering price)                                   None               None               None
------------------------------------------------------------ -------------- ---------------- ------------------
Maximum Deferred Sales Charge
    (Load) (as a percentage of
    offering price)                                                 None               None               None
------------------------------------------------------------ -------------- ---------------- ------------------
Maximum Sales Charge (Load) on
    Reinvested Dividends                                            None               None               None
------------------------------------------------------------ -------------- ---------------- ------------------
Redemption Fee (as a percentage
    of amount redeemed, if
    applicable)                                                     None               None               None
------------------------------------------------------------ -------------- ---------------- ------------------
Exchange Fee2                                                       None               None               None
------------------------------------------------------------ -------------- ---------------- ------------------
Maximum Account Fee3                                                None               None               None
------------------------------------------------------------ -------------- ---------------- ------------------

ESTIMATED ANNUAL OPERATING EXPENSES
(expenses deducted from Fund assets)
------------------------------------------------------------ -------------- ---------------- ------------------
Management Fees5                                                   1.25%              1.25%              1.25%
Distribution (Rule 12b-1) Fees                                      None               None               None
Other Expenses                                                     4.74%              0.75%              0.75%
------------------------------------------------------------ -------------- ---------------- ------------------
Estimated Total Annual Fund
    Operating Expenses                                             5.99%              2.00%              2.00%
------------------------------------------------------------ -------------- ---------------- ------------------
Expense Reimbursement                                              3.99%              0.00%              0.00%
------------------------------------------------------------ -------------- ---------------- ------------------
Estimated Net Total Annual Fund Operating Expenses                2.00%4              2.00%              2.00%
------------------------------------------------------------ -------------- ---------------- ------------------

1. Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between a Fund and any other series of Kinetics Mutual Funds, Inc.

2. The Funds' Transfer Agent charges a $5 transaction fee to shareholder accounts for telephone exchanges between the Funds. The Transfer Agent does not charge a transaction fee for written exchange requests.

3. IRA accounts are assessed a $12.50 annual fee.

4. The investment adviser has voluntarily agreed to limit the total annual operating expenses of the Medical Fund so that they do not exceed more than 2.00% of the Medical Fund's average daily net assets on an annualized basis for the year ending December 31, 2000. This voluntary cap may be terminated by the investment adviser after that date. This number is actual and not estimated.

5. The management fees paid by each Fund reflects the fees paid by the Fund and the Portfolio for investment advisory services.

EXAMPLE

This Example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost for each Fund would be:

                                             1 YEAR           3 YEARS           5 YEARS         10 YEARS
-------------------------------------------------------------------------------------------------------------
                                              $203             $627             $1,078           $2,327
-------------------------------------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES OF THE MEDICAL FUND

INVESTMENT OBJECTIVE

The investment objective of the Medical Fund is long-term growth of capital.

INVESTMENT STRATEGIES

The Medical Fund seeks its investment objective by investing all of its investable assets in the Medical Portfolio. Under normal circumstances, the Medical Portfolio invests at least 65% of its total assets in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as American Depositary Receipts ("ADRs") and International Depositary Receipts ("IDRs"), of domestic and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development. The Medical Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Medical Portfolio's investment adviser believes that favorable investment opportunities are available through companies that are developing technology, products, and/or services for cancer research and treatment and related medical activities. Accordingly, the Medical Portfolio seeks to invest in the equity securities of companies whose research and development efforts may result in higher stock values.

Portfolio securities will be selected from companies that are engaged in the medical industry generally, including companies engaged in cancer research and treatment, biopharmaceutical research and the development of medical instruments for therapeutic purposes. These companies may be large, medium or small in size if, in the investment adviser's opinion, the companies meet the Medical Portfolio's investment criteria. Such companies include, but are not limited to the following:

o PHARMACEUTICAL DEVELOPMENT COMPANIES: Companies that develop drugs and medications for the treatment and prevention of cancer and other disease.

o SURGICAL AND MEDICAL INSTRUMENT MANUFACTURERS AND DEVELOPERS: Companies that produce, manufacture and develop the tools used by health care providers in the delivery of medical care and procedures for the treatment of cancer and other diseases.

o PHARMACEUTICAL MANUFACTURERS: Companies that primarily engage in the mass production of existing drugs and medicines including drugs and medicines for the treatment of cancer and other diseases.

o MEDICAL RESEARCH COMPANIES: Companies that primarily research and develop new methods and procedures in the provision of health care related services for the treatment of cancer and other diseases.

The investment adviser selects portfolio securities by evaluating a company's positioning and resources that it currently expends on research and development looking for a significant percentage, or large amount, of capital invested into research and treatment of cancer and other diseases. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The investment adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

TEMPORARY INVESTMENTS

To respond to adverse market, economic, political or other conditions, the Medical Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Medical Portfolio may invest up to 35% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

o   commercial paper

o   certificates of deposit, demand and time deposits and banker's acceptances

o   U.S. Government securities (i.e., U.S. Treasury obligations)

o   repurchase agreements

To the extent that the Medical Portfolio engages in a temporary, defensive strategy, the Medical Portfolio and, therefore, the Medical Fund, may not achieve its investment objective.

INVESTMENT OBJECTIVE AND STRATEGIES OF THE SMALL CAP FUND

INVESTMENT OBJECTIVE

The investment objective of the Small Cap Fund is long-term growth of capital.

INVESTMENT STRATEGIES

The Small Cap Fund seeks to achieve its investment objective by investing all of its investable assets in the Small Cap Portfolio. Under normal circumstances, at least 65% of the Small Cap Portfolio's total assets are invested in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs, of domestic and foreign small capitalization companies. The Small Cap Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

The Small Cap Portfolio's investment adviser believes that favorable investment opportunities are available through companies that exhibit a number of the following characteristics: have a market capitalization under $1 billion, have little or no institutional ownership, have had short-term earnings disappointments, have had a recent IPO but has not attracted significant analyst coverage, are selling at or below book or replacement value, and have price to earnings ratios that are less than one half of their projected growth rate.

Portfolio securities will be selected from companies that are engaged in a number of industries. These companies may be large, medium or small in size if, in the investment adviser's opinion, the companies meet the Small Cap Portfolio's investment criteria. Such companies include, but are not limited to the following:

o RETAILERS: Companies that sell retail products and services via traditional stores, catalogues, telemarketing, and web-site means.

o MEDIA COMPANIES: Companies that provide print, broadcast, cable, satellite and web-based information and entertainment content.

o FINANCIAL SERVICE COMPANIES: Companies that engage in financial service transactions such as banking, credit cards, investment services, etc.

The investment adviser considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The investment adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

TEMPORARY INVESTMENTS

To respond to adverse market, economic, political or other conditions, the Small Cap Portfolio may invest up to 100% of its assets in high quality U.S. short-term debt securities and money market instruments. The Small Cap Portfolio may invest up to 35% of its assets in these securities to maintain liquidity. Some of these short-term instruments include:

o   commercial paper

o   certificates of deposit, demand and time deposits and banker's acceptances

o   U.S. Government securities (i.e., U.S. Treasury obligations)

o   repurchase agreements

To the extent that the Small Cap Portfolio engages in a temporary, defensive strategy, the Small Cap Portfolio and, therefore, the Small Cap Fund, may not achieve its investment objective.

INVESTMENT OBJECTIVE AND STRATEGIES OF THE MIDDLE EAST FUND

INVESTMENT OBJECTIVE

The investment objective of the Middle East Fund is long-term growth of capital.

INVESTMENT STRATEGIES

The Middle East Fund seeks its investment objective by investing all of its investable assets in the Middle East Portfolio. Under normal circumstances, at least 65% of the Middle East Portfolio's total assets will be invested in common stocks, convertible securities, warrants and other equity securities having the characteristics of common stocks, such as ADRs and IDRs, of foreign and U.S. companies that are engaged in business activities in the "Middle East". The Middle East Portfolio may also write and sell options on securities in which it invests for hedging purposes and/or direct investment.

Portfolio securities will be selected from foreign or U.S. companies that are organized under the laws of Middle East nations or which, at the time of investment are determined to hold a significant portion of their assets in or derive a significant proportion of their gross revenues from Middle East nations. These companies may be large, medium or small in size if, in the adviser's opinion, the companies meet the Middle East Portfolio's investment criteria. Accordingly, the Middle East Portfolio seeks to invest in securities of companies whose research and development efforts may result in higher stock values. Such companies include, but are not limited to, the following:

o SOFTWARE COMPANIES: Companies that produce, manufacture and develop tools to enhance the speed, integrity and storage of data, facilitate information distribution and gathering, provide secure electronic transactions, and operate other computer and telecommunications-based applications, for domestic and export markets.

o COMPUTER HARDWARE COMPANIES: Companies that develop and produce computer and network hardware such as modems, switchers and routers, and those that develop and manufacture workstations and personal communications systems, for domestic and export markets.

o INTERNET COMPANIES: Companies that develop, produce and sell products and services via and in support of the Internet, especially in local markets.

o PHARMACEUTICAL AND BIOTECHNOLOGY COMPANIES: Companies that develop and market drug and medical treatment products and technologies, especially for the export marketplace.

o LOCAL RETAIL FRANCHISE COMPANIES: Companies that benefit from regulatory, cultural or physical characteristics specific to the region, such as non-alcoholic brewers, air conditioning distributors and financial institutions.

o GROWTH IN POPULATION/WEALTH COMPANIES: Companies that benefit from local demographic trends in fields such as real estate, mortgage banking, telecommunications and food manufacturers/distributors.

The investment adviser selects portfolio securities by evaluating a company's positioning and the business model as well as its ability to grow and expand its. The investment adviser also considers a company's fundamentals by reviewing its balance sheets, corporate revenues, earnings and dividends. The investment adviser also looks at the amount of capital a company spends on research and development. The investment adviser believes that dollars invested in research and development today frequently have significant bearing on future growth.

TEMPORARY INVESTMENTS

To respond to adverse market, economic, political or other conditions, the Middle East Portfolio may invest up to 100% of its assets in high quality U.S. short-term money market instruments. The Middle East Portfolio may invest up to 35% of its assets in these securities to maintain liquidity. Some of the short-term money market instruments include:

o   commercial paper

o   certificates of deposit, demand and time deposits and banker's acceptances

o   U.S. government securities (i.e., U.S. Treasury obligations)

o   repurchase agreements

To the extent that the Middle East Portfolio engages in this temporary, defensive strategy, the Middle East Portfolio and, therefore, the Middle East Fund, may not achieve its investment objective.

MAIN RISKS OF THE FUNDS

INVESTING IN MUTUAL FUNDS

All mutual funds carry risks which may cause you to lose money on your investment in one or more of the Funds. In general, the risks associated with the use of the Master/Feeder Fund Structure and the risks associated with your investment in a Fund are substantially identical to the risks associated with a Fund's investment in a Portfolio. The following describes the primary risks to each Fund that invests in its corresponding Portfolio due to each Portfolio's specific investment objective and strategies. As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund or its corresponding Portfolio can give any assurance that its investment objective will be achieved.

MEDICAL RESEARCH INDUSTRY SPECIFIC RISKS

Medical and pharmaceutical-related companies in general are subject to the rate of change in technology, which is generally higher than that of other industries. Similarly, cancer research-related industries use many products and services of companies engaged in medical and pharmaceutical-related activities and are also subject to relatively high risks of rapid obsolescence caused by progressive scientific and technological advances. Medical research and development is also subject to strict regulatory scrutiny and ongoing legislative action.

MARKET RISK

The net asset value of each Portfolio will fluctuate based on changes in the value of its underlying portfolio. The stock market is generally susceptible to volatile fluctuations in market price. Market prices of securities in which each Portfolio invests may be adversely affected by an issuer's having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. The value of the securities held by each Portfolio is also subject to the risk that a specific segment of the stock market does not perform as well as the overall market. Under any of these circumstances, the value of each Portfolio's shares and total return will fluctuate, and your investment in the corresponding Fund may be worth more or less than your original cost when you redeem your shares.

FOREIGN SECURITIES

Investing in foreign securities can carry higher returns than those generally associated with domestic investments. However, foreign securities may be substantially riskier than domestic investments. The economies of foreign countries may differ from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position. Furthermore, the economies of developing countries generally are heavily dependent on international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protective measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade. A Portfolio may be required to obtain prior governmental approval for foreign investments in some countries under certain circumstances. Governments may require approval to invest in certain issuers or industries deemed sensitive to national interests, and the extent of foreign investment in certain debt securities and domestic companies may be subject to limitation. Individual companies may also limit foreign ownership to prevent, among other things, violation of foreign investment limitations.

Some foreign investments may risk being subject to repatriation controls that could render such securities illiquid. Other countries might undergo nationalization, expropriation, political changes, governmental regulation, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the value of the investments in those countries. For this reason, funds that invest primarily in the securities of a single country will be greatly impacted by any political, economic or regulatory developments affecting the value of the securities. Additional risks include currency fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets.

OTHER SECURITIES A PORTFOLIO MIGHT PURCHASE

Under normal market conditions, each Portfolio will invest at least 65% of its total assets in equity securities, consisting of common stocks, convertible securities, warrants and securities having the characteristics of common stocks. If the investment adviser believes that market conditions warrant a temporary defensive posture, a Portfolio may invest without limitation in high quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers' acceptances, and U.S. Government securities and repurchase agreements. More information about these investments is disclosed in the Statement of Additional Information ("SAI").

OPTIONS TRANSACTIONS

Each Portfolio may write and sell options on securities in which such Portfolio invests for hedging purposes and/or direct investment. The successful use of options by a Portfolio is largely dependent on the ability of the Adviser to correctly forecast interest rate and market movements. For example, if a Portfolio were to write a call option based on the investment adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Portfolio could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Portfolio were to write a put option based on the investment adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Portfolio could be required to purchase the security upon exercise at a price higher than the current market price.

When a Portfolio purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Portfolio exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Portfolio will lose part or all of its investment in the option. This contrasts with an investment by a Portfolio in the underlying security, since the Portfolio will not realize a loss if the security's price does not change.

The effective use of options also depends on each Portfolio's ability to terminate option positions at times when the investment adviser deems it desirable to do so. There is no assurance that a Portfolio will be able to effect closing transactions at any particular time or at an acceptable price.

SECURITIES LENDING

Each Portfolio may lend its portfolio securities to broker-dealers by entering directly into lending arrangements with such broker-dealers or indirectly through repurchase agreements, amounting to no more than 25% of its assets. Repurchase transactions will be fully collateralized at all times with cash and/or short-term debt obligations. These transactions involve some risk to a Portfolio if the other party should default on its obligation and the Portfolio is delayed or prevented from recovering the collateral. In the event that the original seller defaults on its obligation to repurchase, a Portfolio will seek to sell the collateral, which could involve costs or delays. To the extent proceeds from the sale of collateral are less than the repurchase price, each Portfolio forced to sell such collateral in this manner would suffer a loss.

NON-DIVERSIFICATION

Each Portfolio is classified as "non-diversified" under federal securities laws which means that one-half of each Portfolio's assets may be invested in two or more stocks while the other half is spread out among various investments not exceeding 5% of a Portfolio's total assets. As a result of their non-diversified status, a Portfolio's shares may be more susceptible to adverse changes in the value of the securities of a particular company than would be the shares of a diversified investment company.

INVESTMENT IN SMALL AND MEDIUM-SIZE COMPANIES

Each Portfolio may invest in small or medium-size companies. Accordingly, a Portfolio may be subject to the additional risks associated with investment in companies with small or medium-sized capital structures (generally a market capitalization of $5 billion or less). The market prices of the securities of such companies tend to be more volatile than those of larger companies. Further, these securities tend to trade at a lower volume than those of larger, more established companies. If a Portfolio is heavily invested in these securities and the value of these securities suddenly decline, the net asset value of that Portfolio and your investment in the corresponding Fund will be more susceptible to significant losses.

PORTFOLIO BORROWING

Each Portfolio may leverage up to 5% of its assets to fund investment activities or to achieve higher returns. Each Portfolio may borrow money from banks for temporary or emergency purposes in order to meet redemption request. To reduce its indebtedness, a Portfolio may have to sell a portion of its investments at a time when it may be disadvantageous to do so. In addition, interest paid by a Portfolio on borrowed funds would decrease the net earnings of both that Portfolio and your investment in the Fund.

MANAGEMENT OF THE FUNDS AND THE PORTFOLIOS

INVESTMENT ADVISER

Each Portfolio's investment adviser is Kinetics Asset Management, Inc. ("Kinetics" or the "investment adviser"), 1311 Mamaroneck Avenue, Suite 130, White Plains, New York, 10605. The investment adviser conducts investment research and supervision for each Portfolio and is responsible for the purchase and sale of securities for each Portfolio's assets. The investment adviser receives an annual fee from each Portfolio for its services of 1.25% of each Portfolio's average daily net assets. The investment adviser has entered into a Research Agreement with Horizon Asset Management, Inc. ("Horizon Asset Management"), a New York based investment management and research firm, for which it is responsible for the payment of all fees owing to Horizon.

Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has more than 24 years experience in the mutual fund and financial services industries. Lee Schultheis is the Chief Operating Officer of Kinetics. Mr. Schultheis has more than 20 years of experience in the mutual fund and financial services industries.

PORTFOLIO MANAGERS

PETER B. DOYLE is Co-Portfolio Manager for each of the Medical, Small Cap and Middle East Portfolios. Mr. Doyle is also the Chief Investment Strategist of the Portfolios. Mr. Doyle co-founded Kinetics, the investment adviser to the Portfolios. Previously, Mr. Doyle co-founded and has been a Managing Director of Horizon Asset Management. From 1988 through late 1994, Mr. Doyle was an Investment Officer in Bankers Trust Company's Investment Services Group, where he was responsible for managing approximately $250 million in assets. During his tenure at Bankers Trust Company, Mr. Doyle served on the Finance and Utility research sub-groups. Mr. Doyle holds a Masters of Business Administration from Fordham University and a Bachelor of Science in Economics from St. John's University.

BRUCE P. ABEL is Co-Portfolio Manager of the Medical Portfolio. Mr. Abel's primary duties include research and analysis of developing scientific technologies and innovations in the medical, bio-technical and pharmaceutical industries specific to cancer research and treatment. Prior to joining Kinetics in 1999, Mr. Abel was employed with Brookhaven National Laboratory since 1989 where he worked researching, developing and implementing technical and scientific programs and systems in the areas of nuclear physics, computer programming, and industrial design. During that time, Mr. Abel was also a freelance writer for Academic Science News and Review, researching, reporting, and providing scholarly analysis and insight on a myriad of issues and developments in the fields of science and technology. Mr. Abel has over ten years experience in the fields of science, chemistry, physics, and engineering. Mr. Abel holds a Masters Degree in Mechanical Engineering with an emphasis on Nuclear Engineering, and has also studied extensively in the areas of Applied Mathematics, Hydrodynamics, Aerodynamics, and Physics.

FRED A. FROEWISS is the Co-Portfolio Manager of the Small Cap Portfolio. Prior to joining Kinetics in 1999, Mr. Froewiss was the Vice President of Investments at Janney Montgomery Scott, LLC from 1992 to 1999. Earlier, Mr. Froewiss spent 10 years as a portfolio manager in the Private Banking Division of Citibank. He started his career at IBM Corp. in the controller's office. Mr. Froewiss holds a Bachelor of Science in Accounting and a Masters of Business Administration from Pace University.

MURRAY STAHL is Co-Portfolio Manager of the Medical, Small Cap and Middle East Portfolios. Mr. Stahl is Chairman and a co-founder of Horizon Asset Management. Previously, he was with Bankers Trust Company for 16 years as a portfolio manager and research analyst, and managed approximately $600 million of individual, trust and institutional client assets. As the senior fund manager, he directed the investments of three of the bank's Common Trust Funds, the Special Opportunity, Utility, and Tangible Assets Funds. Mr. Stahl also served as a member of the Equity Strategy Group as well as the Investment Strategy Group, which established asset allocation guidelines for the Private Bank, and was deeply involved in new product development. Mr. Stahl holds a Bachelor of Arts in Economics and a Masters of Arts in History from the City University of New York and a Masters of Business Administration from Pace University.

STEVEN M. BREGMAN, CFA, is Co-Portfolio Manager of the Middle East Portfolio. Mr. Bregman's primary duties include research and analysis of equity securities for investment in the Portfolio. Mr. Bregman, 41, also co-founded and is a President of Horizon Asset Management. From 1987 through late 1994, Mr. Bregman was an Investment Officer in Bankers Trust Company's Private Clients Group, where he managed in excess of $600 million of equity and fixed-income assets. Mr. Bregman was one of a five-manager group responsible for managing the bank's largest individual relationships and for setting equity investment guidelines for the Private Bank. Mr. Bregman served as a member of the Special Situations Equity Strategy Group and served in a variety of new product development projects. Mr. Bregman received a Bachelor of Arts in Economics from the City University of New York.

VALUATION OF FUND SHARES

Shares of each Fund are sold at net asset value per share ("NAV"), which is determined by each Fund as of the close of regular trading (generally 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (the "Exchange") is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV is determined by dividing the value of a Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/ # of shares = NAV). The NAV takes into account the expenses and fees of each Fund, including management, administration and shareholder servicing fees, which are accrued daily. The NAV of each Portfolio is calculated in an identical manner as that of each corresponding Fund.

Each Portfolio's securities are valued each day at the last quoted sales price on the securities' principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees. Each Portfolio may use independent pricing services to assist in calculating the NAV of such Portfolio's shares.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times when the Exchange is closed. In computing the NAV of each Fund and each corresponding Portfolio, the investment adviser values foreign securities held by the corresponding Portfolio at the latest closing price on the exchange on which they are traded immediately prior to the closing of the Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the Exchange. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the Exchange. If such events materially affect the value of a Portfolio's securities, these securities may be valued at their fair value as determined in good faith by the Board of Trustees of the Trust.

HOW TO PURCHASE SHARES

IN GENERAL

Shares of each Fund are sold at NAV, without a sales charge, and will be credited to a shareholder's account at the NAV next computed after an order is received. The minimum initial investment for both regular accounts and individual retirement accounts is $1,000. The minimum subsequent investment for both types of accounts is $100. Each Fund reserves the right to reject any purchase order if, in its opinion, it is in a Fund's best interest to do so. A service fee of $25.00 will be deducted from a shareholder's Fund account for any purchases that do not clear due to insufficient funds.

INVESTING BY TELEPHONE

If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning a Fund toll free at (800) 930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for telephone transactions. The minimum telephone purchase is $100. You may not use telephone transactions for your initial purchase of a Fund's shares.

AUTOMATIC INVESTMENT PLAN

Once an account has been established, you may purchase shares of a Fund through an Automatic Investment Plan ("AIP"). You can have money automatically transferred from your checking, savings or bank money market account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis.

To be eligible for this plan, your bank must be a domestic institution that is an ACH member. Any Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.

PURCHASE BY MAIL

To purchase a Fund's shares by mail, simply complete and sign the enclosed New Account Application Form and mail it, along with a check or money order made payable to [NAME OF FUND] C/O KINETICS MUTUAL FUNDS, INC., to:

REGULAR MAIL                               OVERNIGHT OR EXPRESS MAIL
--------------------------------------------------------------------------------
KINETICS MUTUAL FUNDS, INC.                KINETICS MUTUAL FUNDS, INC.
[NAME OF FUND]                             [NAME OF FUND]
c/o Firstar Mutual Fund Services, LLC      c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                               615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701                   Milwaukee, WI 53202

PURCHASE BY WIRE

Before wiring any funds please call (800) 930-3828 to notify the Fund in which you are investing that the wire is coming and to verify the proper wire instructions so that the wire is properly applied when received. No Fund is responsible for delays resulting from the banking or Federal Reserve wire system. Please use the wiring instructions as follows:

o  Wire to:                Firstar Bank, N.A.
o  ABA Number:             0750-00022
o  Credit:                 Firstar Mutual Fund Services, LLC
o  Account:                112-952-137
o  Further Credit:         Kinetics Mutual Funds, Inc.
                           [NAME OF FUND]
                           (Shareholder Name/Account Registration)
                           (Shareholder Account Number)

Immediately send a completed New Account Application Form to the Fund at the above address to have all accurate information recorded to your account.

SUBSEQUENT INVESTMENTS

You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100). You must call to notify each Fund in which you are invested at (800) 930-3828 before wiring. A remittance form, which is attached to your individual account statement, should accompany any investments made through the mail. All purchase requests must include your shareholder account number.

INDIVIDUAL RETIREMENT ACCOUNTS

You may invest in any Fund by establishing a tax-sheltered individual retirement account. Each Fund offers Traditional IRA, Roth IRA, and Educational IRA accounts. For additional information on IRA options, please call (800) 930-3828.

INVESTING THROUGH BROKERS OR AGENTS

You may invest in each Fund through brokers or agents who have entered into selling agreements with the Funds' distributor. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of a Fund.

HOW TO REDEEM SHARES

IN GENERAL

You may redeem part or all of each Fund's shares on any business day that the Fund calculates its NAV. To redeem shares, you must contact the Fund in which you are invested either by mail or by phone to place a redemption order. You should request your redemption prior to market close to obtain that day's closing NAV. Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

Each Fund will generally mail redeemed proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in "good order" (see below). Please note, however, that when a purchase order has been made by check, or ACH purchase, a Fund will not be able to honor your redemption request until the check or ACH purchase has cleared. This may take up to 12 days.

Redemption requests will be sent to the address of record. If the proceeds of redemption are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from banks and securities dealers, but not from a notary public. No Fund will be responsible for interest lost on redemption amounts due to lost or misdirected mail.

WRITTEN REDEMPTION

You can execute most redemptions by furnishing an unconditional written request to each Fund in which you are invested to redeem your shares at the current NAV. Redemption requests in writing should be sent to the Transfer Agent at:

REGULAR MAIL                               OVERNIGHT OR EXPRESS MAIL
--------------------------------------------------------------------------------
KINETICS MUTUAL FUNDS, INC.                KINETICS MUTUAL FUNDS, INC.
[NAME OF FUND]                             [NAME OF FUND]
c/o Firstar Mutual Fund Services, LLC      c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                               615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701                   Milwaukee, WI 53202

Requests for redemption in "good order" must:

o  indicate the name of the Fund,

o be signed exactly as the shares are registered, including the signature of each owner,

o  specify the number of shares or dollar amount to be redeemed,

o  indicate your account registration number, and

o  include your social security number or tax identification number.


TELEPHONE REDEMPTION

If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with a Fund) you may redeem shares in any amount, but not less than $100, by instructing the Fund in which you are invested by phone at (800) 930-3828. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

Note: Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, each Fund will use reasonable procedures, such as requesting:

o  that you correctly state your Fund account number

o  the name in which your account is registered

o the social security or tax identification number under which the account is registered

o  the address of the account holder, as stated in the New Account Application
   Form

WIRE REDEMPTION

Wire transfers may be arranged to redeem shares. However, the transfer agent charges a $12 fee per wire redemption against your account for this service. The minimum wire redemption amount is $100.

SYSTEMATIC WITHDRAWAL PLAN

If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals. Money will be transferred from your Fund account to the account you chose at the interval you select on the New Account Application Form. If you expect to purchase additional shares of a Fund, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.

THE FUNDS' RIGHT TO REDEEM AN ACCOUNT

Each Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $500, other than as a result of a decline in the NAV of a Fund or unless the shareholder is an active participant in the AIP. Each Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder's account.

IRA REDEMPTION

If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

EXCHANGE PRIVILEGE

You can exchange your shares in any Fund for shares of any other Fund offered by the Company. If the exchange is requested via telephone, a $5 per exchange transaction cost will be assessed. You should carefully read the prospectus of a Fund before exchanging shares into that Fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. You should request your exchange prior to market close to obtain that day's closing NAV. Exchange requests received after the close of the Exchange will be treated as though received on the next business day.

Call (800) 930-3828 to learn more about the other mutual funds offered by the Company and about exercising your exchange privilege.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

Distributions (whether treated for tax purposes as ordinary income or long-term capital gains) to shareholders of each Fund are generally paid in additional shares of the Fund in which shareholders are already invested, with no sales charge, based on the Fund's NAV as of the close of business on the record date for such distributions. However, you may elect on the New Account Application Form to receive distributions as follows:

Option 1: To receive income dividends and capital gain distributions in additional Fund shares, or

Option 2: To receive all income dividends and capital gain distributions in cash.

Each Fund intends to pay any dividends from investment company taxable income and distributions representing capital gain at least annually, usually in December. Each Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income and of net capital gain distributions reinvested or paid in cash to the shareholder during the calendar year.

If you select Option 1 or Option 2 and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the appropriate Fund and your election will be converted to the purchase of additional shares.

TAXES

Each Fund intends to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In any taxable year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of realized net short-term capital gain over realized net long-term capital loss), the Fund will generally be relieved of Federal income tax on its investment company taxable income and net capital gain (the excess of realized net long-term capital gain over realized net short-term capital loss) distributed to shareholders. Amounts not distributed on a timely basis in accordance with a calendar distribution requirement are also subject to a nondeductible 4% excise tax. To prevent application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement. A distribution will be treated as though paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by a Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions from investment company taxable income are taxable to shareholders as ordinary income. Distributions of net capital gains designated by a Fund as capital gains dividends are taxable as long-term capital gains regardless of the length of time a shareholder may have held shares of the Fund. The tax treatment of distributions treated as ordinary income or capital gains will be the same whether the shareholder reinvests the distributions in additional shares or elects to receive such distributions in cash. Shareholders will be notified each year of the amounts and nature of dividends and distributions, including the amount (if any) for that year that has been designated as capital gains distributions. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

An exchange is not a tax-free transaction. An exchange of shares pursuant to a Fund's exchange privilege is treated the same as an ordinary sale and purchase for Federal income tax purposes and you will realize a capital gain or loss.

On the New Account Application Form, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires each Fund to withhold 31% of any dividend and redemption or exchange proceeds. Each Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.

DISTRIBUTION OF SHARES

DISTRIBUTOR

T.O. Richardson Securities, Inc., 2 Bridgewater Road, Farmington, Connecticut 06032 is the distributor for the shares of the Funds. T.O. Richardson Securities, Inc. is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of each Fund are offered on a continuous basis.

SHAREHOLDER SERVICING AGENT

Kinetics is responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with Kinetics and perform these functions on behalf of their clients who own shares of the Funds. For this service, Kinetics receives an annual shareholder-servicing fee from each Fund equal to 0.25% of each Fund's average daily net assets.

FUND ADMINISTRATOR

Kinetics also serves as Administrator to each Fund. Kinetics will be entitled to receive an annual administration fee equal to 0.05% of each Fund's average daily net assets, out of which it will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to each Fund by Firstar.

CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND FUND ACCOUNTANT

Firstar Bank, N.A. serves as Custodian for each Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Funds. Firstar, each Fund's Sub-Administrator, also acts as each Fund's Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

UNIQUE CHARACTERISTICS OF MASTER/FEEDER FUND STRUCTURE

Unlike other mutual funds which directly acquire and manage their own portfolio securities, each Fund invests all of its investable assets in a corresponding Portfolio, a separately registered investment company. The Portfolio, in turn, invests in securities, using the strategies described in this prospectus.

In addition to selling a beneficial interest to a Fund, a Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in such Portfolio on the same terms and conditions and would pay a proportionate share of such Portfolio's expenses. However, other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Funds should be aware that these differences would result in differences in returns experienced in the different funds that invest in a Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in a Portfolio could be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large feeder fund were to withdraw from a Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk. However, the possibility also exists for traditionally structured funds which have large or institutional investors. Funds with a greater pro rata ownership in a Portfolio could have effective voting control of such Portfolio.

Certain changes in a Portfolio's objective, policies or restrictions might require the Company to withdraw the corresponding Fund's interest in such Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from such Portfolio). A Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of a Fund.

The SAI contains more information about each Fund, the Master/Feeder Fund Structure and the types of securities in which each Fund may invest. Counsel and Independent Auditors

COUNSEL AND INDEPENDENT AUDITORS

Legal matters in connection with the issuance of shares of common stock of each Fund are passed upon by Spitzer & Feldman P.C., 405 Park Avenue, New York, New York 10022. McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, have been selected as independent auditors for the Funds for the year ending December 31, 1999.

FINANCIAL HIGHLIGHTS OF THE MEDICAL FUND

The financial highlights table set forth below is intended to help you understand the Medical Fund's financial performance for its period of operations. Most of the information reflects financial results with respect to a single Medical Fund share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Medical Fund (assuming reinvestment of all dividends and distributions). This information has been audited by McCurdy & Associated CPA's, Inc. whose report, along with the Medical Fund's financial statements that are included in the Medical Fund's annual report, is available upon request.

                                                                 For the Period
                                                            September 30, 19991
                                                                        through
                                                              December 31, 1999
--------------------------------------------------------------------------------
Net asset value beginning of period                             $     10.00
Net investment income (loss)                                         (0.02)4
Net gains or losses on securities
    (both realized and unrealized)                                     3.37
--------------------------------------------------------------------------------
Total from investment operations                                       3.35
Dividends
    (from net investment income)                                         --
Distributions (from capital gains)                                       --
--------------------------------------------------------------------------------
Total distributions                                                     --
Net asset value end of period                                   $      3.35
Total Return                                                         33.50%2
Net assets, end of period (000's)                               $     6,944
--------------------------------------------------------------------------------
Gross ratio of expenses to average net
    assets (excluding waivers)                                        5.99%3
Net ratio of expenses to average net assets                           2.00%3
Gross ratio of net income (loss) to
    average net assets (excluding waivers)                         (5.24)% 3
Net ratio of net income (loss) to average
    net assets                                                      (1.25)%3
Portfolio turnover rate                                                   1

1 Commencement of Operations

2 Not Annualized

3 Annualized

4 Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent financial reporting and tax differences.

Because the Small Cap Fund and Middle East Fund have been in operation for less than a year, no financial highlights are being reported for these Funds.

KINETICS MUTUAL FUNDS, INC.

THE MEDICAL FUND
THE SMALL CAP OPPORTUNITIES FUND
THE MIDDLE EAST GROWTH FUND
--------------------------------------------------------------------------------

Investment Adviser,                          KINETICS ASSET MANAGEMENT, INC.
Administrator,                               1311 MAMARONECK AVENUE
and Shareholder Servicing Agent              WHITE PLAINS, NY 10605

Legal Counsel                                SPITZER & FELDMAN P.C.
                                             405 PARK AVENUE
                                             NEW YORK, NY 10022

Independent Auditors                         MCCURDY AND ASSOCIATES CPA'S, INC.
                                             27955 CLEMENS ROAD
                                             WESTLAKE, OH 44145

Transfer Agent, Fund Accountant,             FIRSTAR MUTUAL FUND SERVICES, LLC
and Sub-Administrator                        615 EAST MICHIGAN STREET
                                             MILWAUKEE, WI 53202

Custodian                                    FIRSTAR BANK, N.A.
                                             615 EAST MICHIGAN STREET
                                             MILWAUKEE, WI 53202

YOU MAY OBTAIN THE FOLLOWING AND OTHER INFORMATION ON THE FUNDS FREE OF CHARGE:

Statements of Additional Information (SAI) dated May 1, 2000
The SAI of each Fund provides more details about each Fund's policies and management. Each Fund's SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report

Each Fund's annual and semi-annual reports provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected each Fund's performance during the last fiscal year.

Telephone:                 Internet:
(800) 930-3828             HTTP://WWW.SEC.GOV (TEXT ONLY VERSION)
                           HTTP://WWW.KINETICSFUNDS.COM

Mail:
KINETICS MUTUAL FUNDS, INC.
C/O FIRSTAR MUTUAL FUND SERVICES, LLC
P.O. BOX 701
MILWAUKEE, WI 53201-0701

SEC:
You may review and obtain copies of Kinetic Mutual Funds information (including the SAIs) at the SEC Public Reference Room in Washington, D.C. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about each Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

                                                     1940 Act File No. 811-09303







                  May 1, 2000 PROSPECTUS www.kineticsfunds.com

                     [LOGO] The GOVERNMENT MONEY MARKET Fund

                     A series of Kinetics Mutual Funds, Inc.

                       [LOGO] Kinetics Mutual Funds, Inc.



         TABLE OF CONTENTS

2        RISK/RETURN SUMMARY
2        WHO MAY WANT TO INVEST
3        PERFORMANCE
3        FEES AND EXPENSES OF THE FUND
4        INVESTMENT OBJECTIVE AND STRATEGIES OF THE FUND
5        MAIN RISKS OF THE FUND
5        MANAGEMENT OF THE FUND AND THE PORTFOLIO
6        VALUATION OF FUND SHARES
6        HOW TO PURCHASE SHARES
8        HOW TO REDEEM SHARES
10       EXCHANGE PRIVILEGE
11       DISTRIBUTIONS AND TAXES
12       DISTRIBUTION OF SHARES
12       UNIQUE CHARACTERISTICS OF MASTER/FEEDER FUND STRUCTURE
13       COUNSEL AND INDEPENDENT AUDITORS
13       FINANCIAL HIGHLIGHTS


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[LOGO]  Kinetics Mutual Funds, Inc.


THE KINETICS GOVERNMENT MONEY MARKET FUND (the "Fund") is a no-load, diversified investment company which, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks its investment objective by investing all of its investable assets in The Kinetics Government Money Market Portfolio (the "Portfolio"), a series of Kinetics Portfolios Trust, a Delaware business trust. The Portfolio is a no-load non-diversified investment company which seeks to provide investors with current income consistent with the preservation of capital and maintenance of liquidity by investing primarily in money market instruments issued or guaranteed, as to principal and interest, by the U.S. Government, its agencies or instrumentalities. Investors should carefully consider this investment approach. For additional information regarding this investment structure, see "Unique Characteristics of Master/Feeder Fund Structure" on page 13.

This prospectus provides vital information about the Fund. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

PROSPECTUS

This Prospectus provides vital information about the Fund. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

INVESTMENT ADVISER
Kinetics Asset Management, Inc.


MINIMUM INITIAL INVESTMENT

$1,000

MAY 1, 2000

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income consistent with the preservation of capital and maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio invests primarily in money market instruments issued or guaranteed, as to principal and interest, by the U.S. Government, its agencies or instrumentalities. The Portfolio and the Fund each seek to maintain a constant $1.00 net asset value per share.

FUND STRUCTURE

The Portfolio has an investment objective identical to that of the Fund. The Fund may withdraw its investment from the Portfolio at any time if the Board of Directors of the Company determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Directors will consider what action might be taken, including investing all of the Fund's investable assets in another pooled investment entity having substantially the same objective and strategies as the Fund or retaining an investment adviser including, the current investment adviser, to manage the Fund's assets directly.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund and, indirectly, the Portfolio, are listed below and could adversely affect the net asset value, total return and value of the Fund, the Portfolio and your investment:

o INTEREST RATE RISKS: The rate of income will vary from day to day depending on short-term interest rates. It is possible that a major change in interest rates could cause the value of your investment to decline.

o CREDIT RISKS: Changes in the credit quality rating or changes in an issuer's financial condition can also affect the Portfolio. A default on a security held, or a repurchase agreement entered into, by the Portfolio could cause the value of your investment in the Fund to decline.

WHO MAY WANT TO INVEST

The Fund may be appropriate for people who:

o  want to save money rather than "invest"

o  require stability of principal

o  prefer to receive income with relatively fewer risks

An investment in the Fund is not a deposit of any bank and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund and the Portfolio each seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE

Because the Fund and the Portfolios have had investment operations for less than a full year, there is no performance information available for either the Fund or the Portfolio at this time.

FEES AND EXPENSES OF THE FUND

As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. These fees and expenses are described in the table below and are further explained in the example that follows.

FEE TABLE

SHAREHOLDER TRANSACTION EXPENSES1
(fees paid directly from your investment)
-------------------------------------------------------------------------
Maximum Sales Charge (Load)
    Imposed on Purchases (as a
    percentage of offering price)                                None
-------------------------------------------------------------------------
Maximum Deferred Sales Charge
    (Load) (as a percentage of
    offering price)                                              None
-------------------------------------------------------------------------
Maximum Sales Charge (Load) on
    Reinvested Dividends                                         None
-------------------------------------------------------------------------
Redemption Fee (as a percentage
    of amount redeemed, if
    applicable)                                                  None
-------------------------------------------------------------------------
Exchange Fee2                                                    None
-------------------------------------------------------------------------
Maximum Account Fee3                                             None


ESTIMATED ANNUAL OPERATING EXPENSES
(expenses deducted from Fund assets)
-------------------------------------------------------------------------
Management Fees4                                                 0.50%
Distribution (Rule 12b-1) Fees                                   None
Other Expenses                                                   0.75%
-------------------------------------------------------------------------
Estimated Total Annual Fund Operating Expenses                   1.25%
-------------------------------------------------------------------------


1. Although no sales loads or transaction fees are charged, you will be assessed fees for outgoing wire transfers, returned checks and exchanges executed by telephone between the Fund and any other series of Kinetics Mutual Funds, Inc.

2. The Fund's Transfer Agent charges a transaction fee of $5 to shareholders who exchange their shares in the Fund by telephone for shares in any other shares of Kinetics Mutual Funds, Inc. The Transfer Agent does not charge a transaction fee for written exchange requests.

3. IRA Accounts are assessed a $12.50 annual fee.

4. The Management fees paid by the Fund reflects the fees paid by the Fund and the Portfolio for investment advisory services.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% rate of return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

                                                         1 YEAR       3 YEARS
-----------------------------------------------------------------------------
                                                          $127           $397
-----------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES OF THE FUND

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income consistent with the preservation of capital and maintenance of liquidity.

INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio invests substantially all of its net assets in high quality, U.S. dollar-denominated short-term obligations that have been determined by the investment adviser, subject to the approval of the Portfolio's Board of Trustees, to present minimal credit risk. The Portfolio invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are fully collateralized by such obligations ("U.S. Government Securities"). U.S. Government Securities include direct obligations of the U.S. Treasury, such as Treasury Bills, Treasury Notes and Treasury Bonds.

U.S. Government Securities are high quality instruments guaranteed as to principal and interest and issued by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government Securities are backed by the full faith and credit of the United States however. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by the discretionary authority of the U.S. Government to purchase the agencies' obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the Portfolio must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

Yields on short-, intermediate- and long-term U.S. Government Securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than do obligations with shorter maturities and lower yields. The market value of U.S. Government Securities generally varies inversely with changes in interest rates. An increase in interest rates, therefore, generally would reduce the market value of the Portfolio's investments in U.S. Government Securities, while a decline in interest rates generally would increase the market value of the Portfolio's investments in these securities.

Under a repurchase agreement, the Portfolio purchases a U.S. Government Security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate premium during the Portfolio's holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Portfolio may enter into repurchase agreements with banks that are members of Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. Government Securities. The investment adviser monitors the creditworthiness of each firm that is a party to a repurchase agreement with the Portfolio.

MAIN RISKS OF THE FUND

GENERAL

In general, the risks associated with the use of the Master/Feeder Fund Structure and the risks associated with your investment in the Fund are substantially identical to the risks associated with the Fund's investment in the Portfolio. The following describes the primary risks to the Fund and the Portfolio based on the specific investment objective and strategies shared by the Fund and the Portfolio.

REPURCHASE AGREEMENT RISKS

One of the risks of investing in repurchase agreements is that the seller may not repurchase the securities from the Portfolio, which may result in the Portfolio selling the security for less than the price agreed upon with the seller. Another risk of repurchase agreements is that the seller may default or file for bankruptcy under which circumstances the Portfolio might have to wait through lengthy court actions before selling the securities. In the event of a default or bankruptcy by the seller, the Portfolio will liquidate those securities held under the repurchase agreement, which securities constitute collateral for the seller's obligation to repurchase the securities.

INTEREST RATE RISKS

The Portfolio's securities may be affected by general changes in interest rates resulting in increases or decreases in the values of the obligations held by the Portfolio. The values of the obligations held by the Portfolio can be expected to vary inversely with changes in prevailing interest rates. Although the investment policies of the Fund and Portfolio are designed to minimize these changes and to maintain a net asset value of $1.00 per share, there is no assurance that these policies will be successful.Management of the Fund and the Portfolio

MANAGEMENT OF THE FUND AND THE PORTFOLIO

INVESTMENT ADVISER

The Portfolio's investment adviser is Kinetics Asset Management, Inc. ("Kinetics" or the "investment adviser"), 1311 Mamaroneck Avenue, Suite 130, White Plains, New York, 10605. The investment adviser conducts investment research and supervision for the Portfolio and is responsible for the purchase and sale of securities for the Portfolio's assets. The investment adviser receives an annual fee from the Portfolio for its services of 0.50% of the Portfolio's average daily net assets. The investment adviser has entered into a Research Agreement with Horizon Asset Management, Inc. ("Horizon Asset Management"), a New York based investment management and research firm, for which it is responsible for the payment of all fees owing to Horizon.

PETER B. DOYLE is the Chief  Investment  Strategist for the Portfolio.  Steven
R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has more than 24 years experience in the mutual fund and financial services industries. Lee Schultheis is the Chief Operating Officer of Kinetics. Mr. Schultheis has more than 20 years of experience in the mutual fund and financial services industries.

VALUATION OF FUND SHARES

Shares of the Fund are sold at net asset value per share ("NAV"), which is determined by the Fund as of 12:00 p.m. Eastern time, each day that the New York Stock Exchange (the "Exchange") is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt and acceptance of a completed purchase or redemption request. The NAV is determined by dividing the value of the Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/ # of shares = NAV). The NAV takes into account the expenses and fees of the Fund, including management, administration and shareholder servicing fees, which are accrued daily. The NAV of the Portfolio is calculated in an identical manner as that of the Fund.

The Portfolio will utilize the amortized cost method in valuing its portfolio securities. This method involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to facilitate the maintenance of a consistent net asset value per share for the Portfolio and the Fund of $1.00. However, there is no assurance that the $1.00 net asset value per share will be maintained.

HOW TO PURCHASE SHARES

IN GENERAL

Shares of the Fund are sold at NAV, without a sales charge, and will be credited to a shareholder's account at the NAV next computed after an order is received. The minimum initial investment for both regular accounts and individual retirement accounts is $1,000. The minimum subsequent investment for both types of accounts is $100. The Fund reserves the right to reject any purchase order if, in its opinion, it is in the Fund's best interest to do so. A service fee of $25.00 will be deducted from your Fund account for any purchases that do not clear due to insufficient funds.

INVESTING BY TELEPHONE

If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning the Fund toll free at (800) 930-3828. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for telephone transactions.

The minimum telephone purchase is $100. You may not use telephone transactions for your initial purchase of the Fund's shares.

AUTOMATIC INVESTMENT PLAN

Once an account has been established, you may purchase shares of the Fund through an Automatic Investment Plan ("AIP"). You can have money automatically transferred from your checking, savings or bank money market account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis.

To be eligible for this plan, your bank must be a domestic institution that is an ACH member. The Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.

PURCHASE BY MAIL

To purchase Fund shares by mail, simply complete and sign the New Account Application Form and mail it, along with a check or money order made payable to The Kinetics Government Money Market Fund c/o Kinetics Mutual Funds, Inc., to:

REGULAR MAIL                                      OVERNIGHT OR EXPRESS MAIL
-----------------------------------------------   --------------------------------------
KINETICS MUTUAL FUNDS, INC.                       KINETICS MUTUAL FUNDS, INC.
THE KINETICS GOVERNMENT MONEY MARKET FUND         THE KINETICS GOVERNMENT MONEY MARKET FUND
c/o Firstar Mutual Fund Services, LLC             c/o Firstar  Mutual Fund  Services, LLC
P.O. Box 701                                      615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701                          Milwaukee, WI 53202

PURCHASE BY WIRE

Before wiring any funds please call (800) 930-3828 to notify the Fund that the wire is coming and to verify the proper wire instructions so that the wire is properly credited when received. The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system. Please use the following wiring instructions:

o  Wire to:                Firstar Bank, N.A.
o  ABA Number:             0750-00022
o  Credit:                 Firstar Mutual Fund Services, LLC
o  Account:                112-952-137
o  Further Credit:         Kinetics Mutual Funds, Inc.
                           THE KINETICS GOVERNMENT MONEY MARKET FUND
                           (Shareholder Name/Account Registration)
                           (Shareholder Account Number)

Immediately send a completed New Account Application Form to the Fund at the above address to have all accurate information recorded to your account.

SUBSEQUENT INVESTMENTS

You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100). You must call to notify the Fund at (800) 930-3828 before wiring. A remittance form, which is attached to your individual account statement, should accompany any investments made through the mail. All purchase requests must include your shareholder account number.

INDIVIDUAL RETIREMENT ACCOUNTS

You may invest in the Fund by establishing a tax-sheltered individual retirement account. The Fund offers Traditional IRA, Roth IRA, and Educational IRA accounts. For additional information on IRA options, please call (800) 930-3828.

INVESTING THROUGH BROKERS OR AGENTS

You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund's distributor. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund.

HOW TO REDEEM SHARES

IN GENERAL

You may redeem part or all of the Fund's shares on any business day that the Fund calculates its NAV. To redeem shares, you must contact the Fund either by mail or by phone to place a redemption order. You should request your redemption prior to market close to obtain that day's closing NAV. Redemption requests received after the close of the Exchange will be treated as though received on the next business day.

The Fund will generally mail redeemed proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in "good order" (see below). Please note, however, that when a purchase order has been made by check, or ACH purchase, the Fund will not be able to honor your redemption request until the check or ACH purchase has cleared. This may take up to 12 days.

Redemption requests will be sent to the address of record. If the proceeds of redemption are requested to be sent to an address other than the address of record or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from banks and securities dealers, BUT NOT FROM A NOTARY PUBLIC. The Fund is not responsible for interest lost on redemption amounts due to lost or misdirected mail.

WRITTEN REDEMPTION

You can execute most redemptions by furnishing an unconditional written request to the Fund to redeem your shares at the current NAV. Redemption requests in writing should be sent to the Transfer Agent at:

REGULAR MAIL                                       OVERNIGHT OR EXPRESS MAIL
--------------------------------------------------------------------------------------
KINETICS MUTUAL FUNDS, INC.                        KINETICS MUTUAL FUNDS, INC.
THE KINETICS GOVERNMENT MONEY MARKET FUND          THE KINETICS GOVERNMENT MONEY MARKET FUND
c/o Firstar Mutual Fund Services, LLC              c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                                       615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701                           Milwaukee, WI 53202

Requests for redemption in "good order" must:

o  indicate the name of the Fund,

o be signed exactly as the shares are registered, including the signature of each owner,

o  specify the number of shares or dollar amount to be redeemed,

o  indicate your account registration number, and

o  include your social security number or tax identification number.

TELEPHONE REDEMPTION

If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100 by instructing the Fund by phone at (800) 930-3828. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

Note: Neither the Fund nor any of its service contracors will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

o  that you correctly state your Fund account number

o  the name in which your account is registered

o the social security or tax identification number under which the account is registered

o  the address of the account holder, as stated in the New Account Application
   Form

WIRE REDEMPTION

Wire transfers may be arranged to redeem shares. However, the transfer agent charges a $12 fee per wire redemption against your account for this service. The minimum wire redemption amount is $100.

CHECKWRITING

On your New Account Application Form, you may select the option to receive a checkbook so that you can redeem shares by writing checks against your Fund account. If you select to use the checkwriting privilege, the initial book will be given to you at no additional charge. There will be a $5 charge for any subsequent books. Checks may be made payable in the amount of $250 or more. Any checks drawn on a joint account will only require one signature. There is a $25 charge for stopping payment of a check upon your request, or if the transfer agent cannot honor a check due to insufficient funds or other valid reason.

SYSTEMATIC WITHDRAWAL PLAN

If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals (monthly, quarterly, semi-annually or annually). Money will be transferred from your Fund account to the account you chose at the interval you select on the New Account Application Form. If you expect to purchase additional Fund shares, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions. The minimum systematic withdrawal amount is $100.

THE FUND'S RIGHT TO REDEEM AN ACCOUNT

The Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $500, other than as a result of a decline in the NAV of the Fund or unless the shareholder is an active participant in the AIP. The Fund will provide shareholders with written notice 30 days prior to redeeming the shareholder's account.

IRA REDEMPTION

If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

EXCHANGE PRIVILEGE

You can exchange your shares in the Fund for shares of any other Fund offered by the Company. If the exchange is requested via telephone, a $5 per exchange transaction fee will be assessed. You should carefully read the prospectus of a Fund before exchanging shares into that Fund. Be advised that exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another. Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses. Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise. You should request your exchange prior to market close to obtain that day's closing NAV. Exchange requests received after the close of the Exchange will be treated as though received on the next business day. The Fund reserves the right to limit the number of exchanges requested by shareholders. The Fund may change or revoke this privilege at any time.

Call (800) 930-3828 to learn more about the other mutual funds offered by the Company and about exercising your exchange privilege.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

Distributions to shareholders of the Fund are generally paid in additional shares of the Fund, with no sales charge, based on the Fund's NAV as of the close of business on the record date for such distributions. However, you may elect on the New Account Application Form to receive all of your distributions in cash.

The Fund will ordinarily declare dividends from net investment income on a daily basis and distribute those dividends monthly. The Fund will advise each shareholder annually of the amounts of dividends from investment company taxable income reinvested or paid in cash to the shareholder during the calendar year.

If you select cash distributions and the U.S. Postal Service cannot deliver your distribution checks, or if your distribution checks remain uncashed for six months, your distribution checks will be reinvested in your account at the then current NAV of the Fund and your election will be converted to the purchase of additional shares.

TAXES

The Fund intends to continue to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In any taxable year in which the Fund so qualifies and distributes at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of realized net short-term capital gain over realized net long-term capital loss), the Fund will generally be relieved of Federal income tax on its investment company taxable income. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions from investment company taxable income are taxable to shareholders as ordinary income. The tax treatment of distributions treated as ordinary income will be the same whether the shareholder reinvests the distributions in additional shares or elects to receive them in cash. Shareholders will be notified each year of the amounts and nature of dividends and distributions. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

An exchange is not a tax-free transaction. An exchange of shares pursuant to the Fund's exchange privilege is treated the same as an ordinary sale and purchase for Federal income tax purposes and you will realize a capital gain or loss.

On the New Account Application Form, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 31% of any dividend and redemption or exchange proceeds. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.

DISTRIBUTION OF SHARES

DISTRIBUTOR

T.O. Richardson Securities, Inc., 2 Bridgewater Road, Farmington, Connecticut 06032 is the distributor for the shares of the Fund. T.O. Richardson Securities, Inc. is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. shares of the Fund are offered on a continuous basis.

SHAREHOLDER SERVICING AGENT

Kinetics is also responsible for paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. These agents have written shareholder servicing agreements with Kinetics and perform these functions on behalf of their clients who own shares of the Fund. For this service, Kinetics receives an annual shareholder servicing fee from the Fund equal to 0.25% of the Fund's average daily net assets.

FUND ADMINISTRATOR

Kinetics also serves as Administrator to the Fund. Kinetics will be entitled to receive an annual administration fee equal to 0.05% of the Fund's average daily net assets, out of which it will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Fund by Firstar.

CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND FUND ACCOUNTANT

Firstar Bank, N.A.  serves as Custodian for the Fund's cash and  securities.
The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund. Firstar, the Fund's Sub-Administrator, also acts of the Fund's Transfer Agent, Dividend Disbursing Agent and Fund Accountant.

UNIQUE CHARACTERISTICS OF MASTER/FEEDER FUND STRUCTURE

Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Fund invests all of its investable assets in a corresponding Portfolio, a separately registered investment company. The Portfolio, in turn, invests in securities, using the strategies described in this prospectus.

In addition to selling a beneficial interest to the Fund, the Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in the Portfolio on the same terms and conditions and would pay a proportionate share of the Portfolio's expenses. However, other investors in the Portfolio are not required to sell their shares at the same public offering price as the Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Fund should be aware that these differences would result in differences in returns experienced in the different funds that invest in the Portfolio. Such differences in return are also present in other mutual fund structures.

Smaller funds investing in the Portfolio could be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large feeder fund were to withdraw from the Portfolio, the remaining funds might experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio could become less diverse, resulting in increased portfolio risk. However, the possibility also exists for traditionally structured funds which have large or institutional investors. Funds with a greater pro rata ownership in the Portfolio could have effective voting control of the Portfolio.

Certain changes in the Portfolio's objective, policies or restrictions might require the Company to withdraw the Fund's interest in the Portfolio. Any such withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution from the Portfolio). The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

The SAI contains more information about the Fund, the Master/Feeder Fund Structure and the types of securities in which the Fund may invest.

COUNSEL AND INDEPENDENT AUDITORS

Legal matters in connection with the issuance of shares of common stock of the Fund are passed upon by Spitzer & Feldman P.C., 405 Park Avenue, New York, New York 10022. McCurdy & Associates, CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, have been selected as independent auditors for the Fund.

FINANCIAL HIGHLIGHTS

Because the Fund has been operating for less than one year, there are no financial highlights to report at this time.

KINETICS MUTUAL FUNDS, INC.

THE KINETICS GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

Investment Adviser,                          KINETICS ASSET MANAGEMENT, INC.
Administrator,                               1311 MAMARONECK AVENUE
and Shareholder Servicing Agent              WHITE PLAINS, NY 10605

Legal Counsel                                SPITZER & FELDMAN P.C.
                                             405 PARK AVENUE
                                             NEW YORK, NY 10022

Independent Auditors                         MCCURDY AND ASSOCIATES CPA'S, INC.
                                             27955 CLEMENS ROAD
                                             WESTLAKE, OH 44145

Transfer Agent, Fund Accountant,             FIRSTAR MUTUAL FUND SERVICES, LLC
and Sub-Administrator                        615 EAST MICHIGAN STREET
                                             MILWAUKEE, WI 53202

Custodian                                    FIRSTAR BANK, N.A.
                                             615 EAST MICHIGAN STREET
                                             MILWAUKEE, WI 53202

YOU MAY OBTAIN THE FOLLOWING AND OTHER INFORMATION ON THE FUNDS FREE OF CHARGE:

Statements of Additional Information (SAI) dated May 1, 2000
The SAI of each Fund provides more details about each Fund's policies and management. The Fund's SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report

The Fund's annual and semi-annual reports provide the most recent financial reports and portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the Fund's performance during the last fiscal year.

Telephone:                 Internet:
(800) 930-3828             HTTP://WWW.SEC.GOV (TEXT ONLY VERSION)
                           HTTP://WWW.KINETICSFUNDS.COM

Mail:
KINETICS MUTUAL FUNDS, INC.
C/O FIRSTAR MUTUAL FUND SERVICES, LLC
P.O. BOX 701
MILWAUKEE, WI 53201-0701

SEC:
You may review and obtain copies of Kinetic Mutual Funds information (including the SAIs) at the SEC Public Reference Room in Washington, D.C. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at HTTP://WWW.SEC.GOV. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: PUBLICINFO@SEC.GOV, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

                                                     1940 Act File No. 811-09303





                                THE INTERNET FUND
                     a series of Kinetics Mutual Funds, Inc.
                             1311 Mamaroneck Avenue
                          White Plains, New York 10605
                                 (800) 930-3828

                                   May 1, 2000

                       STATEMENT OF ADDITIONAL INFORMATION

The audited financial statements of the Internet Fund (the "Fund") for the fiscal year ended December 31, 1999 are incorporated by reference to the Fund's 1999 Annual Report.

This Statement of Additional Information ("SAI") provides general information about the Fund and the Internet Portfolio (the "Portfolio"). The Fund is a series of Kinetics Mutual Funds, Inc. (the "Company"), a Maryland corporation. The Portfolio is a series of Kinetics Portfolios Trust. (the "Trust"), a Delaware business trust. This SAI is not a prospectus and should be read in conjunction with the Fund's current Prospectus date May 1, 2000, as supplemented and amended from time to time, which is incorporated hereto by reference. To obtain a copy of the Prospectus, please write the Fund at the address set forth above or call the telephone number shown above.

The Fund, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks its investment objective by investing all of its investable assets in the Portfolio. The Portfolio is an open-end non-diversified investment company with investment objectives, strategies and policies that are substantially identical to those of the Fund. To obtain a copy of the Prospectus and SAI of the Portfolio dated May 1, 2000 providing general information about the Portfolio, which is incorporated hereto by reference, please write the Portfolio at the address set forth above or call the telephone number shown above.

                                THE INTERNET FUND

The Fund......................................................................1
Investment Objective, Strategies, and Risks...................................1
Investment Policies and Associated Risks......................................1
Investment Restrictions.......................................................7
Temporary Investments.........................................................8
Portfolio Turnover............................................................8
Management of the Fund and the Portfolio......................................8
Control Persons and Principal Holders of Securities...........................10
Investment Adviser............................................................11
Administrative Services.......................................................12
Custodian.....................................................................13
Capitalization................................................................13
Valuation of Shares...........................................................13
Purchasing Shares.............................................................14
Redemption of Shares..........................................................15
Brokerage.....................................................................16
Taxes.........................................................................16
Performance Information.......................................................17
Independent Auditors..........................................................18
Financial Statements..........................................................19
Appendix......................................................................20

THE FUND
--------------------------------------------------------------------------------

The Fund is a series of Kinetics Mutual Funds, Inc., a Maryland corporation, incorporated on March 26, 1999. The Fund's principal office is located at 1311 Mamaroneck Avenue, White Plains, New York 10605. The Fund is a non-diversified, open-end management investment company.

INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

The Fund's primary investment objective is long-term growth of capital. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in securities of companies that provide products or services designed for the Internet. This Fund should not be used as a trading vehicle.

INVESTMENT POLICIES AND ASSOCIATED RISKS
--------------------------------------------------------------------------------

The Fund's and the Portfolio's investment policies and risks are substantially identical. The following paragraphs provide a more detailed description of the Fund's and Portfolio's investment policies and risks identified in the Prospectus. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Directors of the Fund and the Board of Trustees of the Trust, respectively.

COMMON AND PREFERRED STOCK

Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preference stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

CONVERTIBLE DEBT SECURITIES

The Portfolio may invest in debt securities convertible into common stocks. Debt purchased by the Portfolio will consist of obligations of medium-grade or higher, having at least adequate capacity to pay interest and repay principal. Non-convertible debt obligations will be rated BBB or higher by S&P, or Baa or higher by Moody's. Convertible debt obligations will be rated B or higher by S&P or B or higher by Moody's. Securities rated Baa by Moody's are considered by Moody's to be medium-grade securities and have adequate capacity to pay principal and interest. Bonds in the lowest investment grade category (BBB) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities rated B are referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. See "Appendix" to this Statement of Additional Information for a description of debt security ratings.

FIXED-INCOME SECURITIES

The fixed-income securities in which the Portfolio may invest are generally subject to two kinds of risk: credit risk and market risk.

CREDIT RISK relates to the ability of the issuer to meet interest and principal payments, as they come due. The ratings given a security by Moody's and S&P provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Portfolio assets invested in unrated or lower-grade securities, while intended to increase the yield produced by those assets, will also increase the credit risk to which those assets are subject.

MARKET RISK relates to the fact that the market values of securities in which the Portfolio may invest generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium- and lower-rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wilder fluctuations in yields and market values than higher-rated securities. Medium-rated securities (those rated Baa or BBB) have speculative characteristics while lower-rated securities are predominantly speculative. The Portfolio is not required to dispose of debt securities whose ratings are downgraded below these ratings subsequent to the Portfolio's purchase of the securities. Relying in part on ratings assigned by credit agencies in making investments will not protect the Portfolio from the risk that fixed-income securities in which the Portfolio invests will decline in value, since credit ratings represent evaluations of the safety of principal, dividend and interest payments on preferred stocks and debt securities, not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

At no time will the Portfolio have more than 5% of its total assets invested in any fixed-income securities that are unrated or rated below investment grade either at the time of purchase or as a result of a reduction in rating after purchase.

DEPOSITARY RECEIPTS. The Portfolio may invest in American Depositary Receipts ("ADRs") or other forms of depositary receipts, such as International Depositary Receipts ("IDRs"). Depositary receipts are typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Investments in these types of securities involve certain inherent risks generally associated with investments in foreign securities, including the following:

         POLITICAL AND ECONOMIC FACTORS. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

         CURRENCY FLUCTUATIONS. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR's underlying portfolio securities denominated in that currency. Such changes will affect the Portfolio to the extent that the Portfolio is invested in ADR's comprised of foreign securities.

         TAXES. The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Portfolio and that may, ultimately, be available for distribution to the Portfolio's and Fund's shareholders.

OPTIONS TRANSACTIONS

Most mutual funds that use option strategies to hedge portfolio positions do not depend solely on the option profit or loss to justify the use of options, because such funds also take into account the profit or loss of the underlying securities. A more detailed discussion of writing covered and uncovered options on securities generally and the investment risks associated with such investments is set forth below.

PURCHASING PUT AND CALL OPTIONS. The Portfolio may purchase put and call options on securities eligible for purchase by the Portfolio and the Fund and on securities indices. Put and call options are derivative securities traded on U.S. exchanges. If the Portfolio purchases a put option, it acquires the right to sell the underlying security or index value at a specified price at any time during the term of the option. If the Portfolio purchases a call option, it acquires the right to purchase the underlying security or index value at a specified price at any time during the term of the option. Prior to exercise or expiration, the Portfolio may sell an option when through a "closing sale transaction," which is accomplished by selling an option of the same series as the option previously purchased. The Portfolio generally will purchase only those options for which the investment adviser believes there is an active secondary market to facilitate closing transactions.

The Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Portfolio, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

The Portfolio will purchase put options to hedge against a decrease in the price of securities it holds. Such hedge protection is provided during the life of the put option since the Portfolio, as the holder of the put option, is able to sell the underlying security at the exercise price regardless of any decrease in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decrease sufficiently below the exercise price to cover the premium and transaction costs.

WRITING CALL OPTIONS. The Portfolio may write covered call options on securities eligible for purchase by the Portfolio. A call option is "covered" if the Portfolio owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, it may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit the Portfolio to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction allows the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Portfolio. If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

The Portfolio realizes a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. The Portfolio realizes a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, appreciation of the underlying security owned by the Portfolio generally offsets, in whole or in part, any loss to the Portfolio resulting from the repurchase of a call option.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of options by the Portfolio depends on the ability of the Adviser to forecast correctly interest rate and market movements. For example, if the Portfolio were to write a call option based on the Adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Portfolio could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Portfolio were to write a put option based on the Adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Portfolio could be required to purchase the security upon exercise at a price higher than the current market price.

When the Portfolio purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Portfolio exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Portfolio will lose part or all of its investment in the option. This contrasts with an investment by the Portfolio in the underlying security, since the Portfolio will not realize a loss if the security's price does not change.

The effective use of options also depends on the Portfolio's ability to terminate option positions at times when the Adviser deems it desirable to do so. There is no assurance that the Portfolio will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the Portfolio could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events --such as volume in excess of trading or clearing capability-- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or an options clearing corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unit asset valuable, the Portfolio as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Portfolio, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the Portfolio could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Portfolio as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, an options clearing corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Portfolio as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If an options clearing corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The Portfolio, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

DEALER OPTIONS. The Portfolio may engage in transactions involving dealer options as well as exchange-traded options. Certain risks are specific to dealer options. While the Portfolio might look to an exchange's clearing corporation to exercise exchange-traded options, if the Portfolio purchases a dealer option it must rely on the selling dealer to perform if the Portfolio exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Portfolio can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when the Portfolio writes a dealer option, the Portfolio can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While the Portfolio will seek to enter into dealer options only with dealers who will agree to and can enter into closing transactions with the Portfolio, no assurance exists that the Portfolio will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Portfolio, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Portfolio may be unable to liquidate a dealer option. With respect to options written by the Portfolio, the inability to enter into a closing transaction may result in material losses to the Portfolio. For example, because the Portfolio must maintain a secured position with respect to any call option on a security it writes, the Portfolio may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Portfolio's ability to sell portfolio securities at a time when such sale might be advantageous.

The staff of the SEC takes the position that purchased dealer options are illiquid securities. The Portfolio may treat the cover used for written dealer options as liquid if the dealer agrees that the Portfolio may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, the Portfolios will treat dealer options as subject to the Portfolios' limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Portfolios will change their treatment of such instruments accordingly.

MASTER/FEEDER FUND STRUCTURE

Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Fund invests all of its investable assets in the Portfolio, a separately registered investment company. Accordingly, a shareholder's interest in the Portfolio's underlying investment securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in the Portfolio on the same terms and conditions and would pay a proportionate share of the Portfolio's expenses. However, other mutual fund or institutional investors in the Portfolio are not required to sell their shares at the same public offering price as the Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Fund should be aware that these differences would result in differences in returns experienced by the different mutual funds or institutional investors of the Portfolio. Such differences in return are also present in other mutual fund structures. In addition, a Master/Feeder Fund Structure may serve as an alternative for large, institutional investors in the Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund's current operational structure. The Master/Feeder Fund Structure may also allow the Fund to stabilize its expenses and achieve certain operational efficiencies. No assurance can be given, however, that the Master/Feeder Fund Structure will result in the Fund stabilizing its expenses or achieving greater operational efficiencies.

The Fund's methods of operation and shareholder services are not materially affected by its investment in the Portfolio, except that the assets of the Fund are managed as part of a larger pool of assets. Since the Fund invests all of its assets in the Portfolio, it holds only beneficial interests in the Portfolio; the Portfolio invests directly in individual securities of other issuers. The Fund otherwise continues its normal operation. The Board of Directors retains its right to withdraw the Fund's investment from the Portfolio at any time it determines that such withdrawal would be in the best interest of the Fund's shareholders; the Fund would then resume investing directly in individual securities of other issuers or invest in another portfolio of the Trust.

Certain changes in the Portfolio's objective, policies or restrictions may require the Company to withdraw the Fund's interest in the Portfolio. Any withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution ) from the Portfolio. The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio , the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. However, this possibility also exists for traditionally structured funds which have large or institutional investors.

Funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Company is requested to vote on matters pertaining to the Portfolio, the Company will hold a meeting of shareholders of the Fund and will cast all of its votes in the Portfolio in the same proportion as do the Fund's shareholders. Shares of the Fund for which no voting instructions have been received will be voted in the same proportion as those shares for which instructions are received.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

Unless otherwise noted, the Fund and the Portfolio have adopted and are subject to substantially identical fundamental investment restrictions. The investment restrictions of the Fund may be changed only with the approval of the holders of a majority of the Fund's outstanding voting securities. The investment restrictions of the Portfolio may be changed only with the approval of the holders of a majority of the Portfolio's outstanding voting securities.

1.   The Fund will not act as underwriter for securities of other issuers.

2.   The Fund will not make loans.

3. With respect to 50% of its total assets, the Fund will not invest in the securities of any issuer if as a result the Fund holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer. This investment restriction shall not apply to the Fund. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

4. The Fund will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require the untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Fund may enter into futures contracts and related options.

5. The Fund will not invest more than 10% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

6. The Fund will not invest in the securities of any one industry except the Internet and Internet-related industries, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's, if as a result, more than 20% of the Fund's total assets would be invested in the securities of such industries. Except during temporary defensive periods, at least 65% of the Fund's total assets will be invested in the securities of domestic and foreign companies that are engaged in the Internet and Internet-related activities. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

7. The Fund will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Fund may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

8.   The Fund will not issue senior securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the portfolio securities held by the Portfolio will not constitute a violation of such limitation.

TEMPORARY INVESTMENTS
--------------------------------------------------------------------------------

Due to the changing nature of the Internet and related companies, the national economy and market conditions, the Fund or the Portfolio may, as a temporary defensive measure, invest without limitation, in short-term debt securities and money market securities with a rating of A2-P2 or higher.

In order to have funds available for redemption and investment opportunities, the Portfolio may also hold a portion of its assets in cash or U.S. short-term money market instruments. Certificates of deposit purchased by the Portfolio will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers' acceptances purchased by the Portfolio will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion. The Portfolio anticipates that not more than 10% of its total assets will be so invested or held in cash at any given time, except when the Portfolio is in a temporary defensive posture.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, both the Fund and the Portfolio must distribute substantially all of their net income to shareholders generally on an annual basis. Thus, the Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement. The Portfolio does not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.

MANAGEMENT OF THE FUND AND THE PORTFOLIO
--------------------------------------------------------------------------------

BOARD OF DIRECTORS/BOARD OF TRUSTEES

The management and affairs of the Fund and the Portfolio are supervised by the Board of Directors and Board of Trustees of the Company and the Trust, respectively. Each Board consists of the same eight individuals, five of whom are not "interested persons" of the Fund or the Portfolio as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Directors are fiduciaries for the Fund's shareholders and are governed by the laws of the State of Maryland in this regard. The Trustees are fiduciaries for the Portfolio's shareholders and are governed by the laws of the State of Delaware in this regard. Each Board establishes policies for the operation of the Fund and the Portfolio and appoints the officers who conduct the daily business of the Fund and the Portfolio. Officers and Directors/Trustees of the Company and the Trust are listed below with their addresses, present positions with the Company and Trust and principal occupations over at least the last five years.

----------------------------------- --------- ------------------------ -------------------------------------------
NAME AND ADDRESS                      AGE            POSITION                     PRINCIPAL OCCUPATION
                                                                               DURING THE PAST FIVE YEARS
----------------------------------- --------- ------------------------ -------------------------------------------
*Steven R. Samson                      45     President & Chairman     President and CEO, Kinetics Asset
25 Holly Place                                of the Boards            Management, Inc. (1999 to Present);
Briarcliff, NY  10510                                                  President, The Internet Fund, Inc. (1999
                                                                       to Present); Managing Director, Chase
                                                                       Manhattan Bank (1993 to 1999).
----------------------------------- --------- ------------------------ -------------------------------------------
*Kathleen Campbell                     34     Director/Trustee         Attorney, Campbell and Campbell,
68 East Hartsdale Avenue                                               Counselors-at-Law (1995 to Present).
Hartsdale, NY  10530
----------------------------------- --------- ------------------------ -------------------------------------------
*Murray Stahl                          46     Director/Trustee         President, Horizon Asset Management, an
30 Haights Cross Road                                                  investment adviser (1994 to Present).
Chappaqua, NY  10514
----------------------------------- --------- ------------------------ -------------------------------------------
Steven T. Russell                      36     Independent              Attorney and Counselor at Law,
146 Fairview Avenue                           Director/Independent     Steven Russell Law Firm (1994 to
Bayport, NY 11705                             Trustee                  Present); Professor of Business Law,
                                                                       Suffolk County Community College (1997 to
                                                                       Present).
----------------------------------- --------- ------------------------ -------------------------------------------
Douglas Cohen, C.P.A.                  36     Independent              Wagner, Awerma & Strinberg, LLP Certified
6 Saywood Lane                                Director/Independent     Public Accountant (1997 to present); Leon
Stonybrook, NY  11790                         Trustee                  D. Alpern & Co. (1985 to 1997)
----------------------------------- --------- ------------------------ -------------------------------------------
William J. Graham                      37     Independent              Attorney, Bracken & Margolin, LLP (1997
856 Hampshire Road                            Director/Independent     to Present).
Bayshore, NY  11706                           Trustee                  Gabor & Gabor (1995 to 1997)
----------------------------------- --------- ------------------------ -------------------------------------------
Joseph E. Breslin                      45     Independent              Senior Vice President, Marketing & Sales,
54 Woodland Drive                             Director/Independent     IBJ Whitehall Financial Group, a
Rye Brook, NY  10573                          Trustee                  financial services company (1999 to
                                                                       Present); formerly President, J.E.
                                                                       Breslin & Co., an investment management
                                                                       consulting firm (1994 to 1999).
----------------------------------- --------- ------------------------ -------------------------------------------
John J. Sullivan                       68     Independent              Retired; Senior Advisor, Long Term Credit
31 Hemlock Drive                              Director/Independent     Bank of Japan, Ltd.; Executive Vice
Sleepy Hollow, NY  10591                      Trustee                  President, LTCB Trust Company.
----------------------------------- --------- ------------------------ -------------------------------------------
Lee W. Schultheis                      43     Vice President &         Managing Director & COO of Kinetics Asset
54 Kelsey Ridge Road                          Treasurer of each of     Management (1999 to Present); President &
Freeport, ME  04032                           the Company and the      Director of Business. Development, Vista
                                              Trust                    Fund Distributors, Inc. (1995 to 1999);
                                                                       Managing Director, Forum Financial Group,
                                                                       a mutual fund services company.
----------------------------------- --------- ------------------------ -------------------------------------------

* "Interested persons" as defined in the 1940 Act.

COMPENSATION

For their service as Directors and Trustees of the Company and the Trust, respectively, the Independent Directors/Independent Trustees receive an aggregate fee of $15,000 per year and $1,000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. In addition, each committee chairman of the Company and the Trust (such as the Audit committee or Pricing committee) receives an additional fee of $5,000 per year for his service as chairman. The "interested persons" who serve as Directors and Trustees of the Company or the Trust receive no compensation for their service as Directors or Trustees. None of the executive officers receive compensation from the Fund or the Portfolio. The following tables provide compensation information for the Directors/Trustees for the year-ended December 31, 1999.

                                             KINETICS MUTUAL FUNDS, INC.
                                                 COMPENSATION TABLE
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
NAME AND POSITION            AGGREGATE         PENSION OR RETIREMENT      ESTIMATED ANNUAL    TOTAL COMPENSATION
                             COMPENSATION      BENEFITS ACCRUED AS        BENEFITS UPON       FROM FUND AND FUND
                             FROM FUND         PART OF FUND EXPENSES      RETIREMENT          COMPLEX PAID TO
                                                                                              DIRECTORS**
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Steven R. Samson*                  None                 None                   None                    None
Chairman and Director

Kathleen Campbell*                 None                 None                   None                    None
Director

Murray Stahl***                    None                 None                   None                   $3,844
Director

Steven T. Russell                  None                 None                   None                   $5,500
Independent Director

Douglas Cohen, CPA                 None                 None                   None                   $6,094
Independent Director

William J. Graham                  None                 None                   None                   $5,500
Independent Director

Joseph E. Breslin                  None                 None                   None                   $4,500
Independent Director

John J. Sullivan                   None                 None                   None                   $5,500
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------

* "Interested person" as defined under the 1940 Act.

**  Includes compensation paid by Kinetics Portfolios Trust

*** Murray Stahl became an "interested person" of the Fund (as defined under the 1940 Act) as of December 15, 1999. Previous to becoming an interested person, Mr. Stahl received $3844 as total compensation from the Fund and Fund complex for being an independent director.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------

The following table provides the name and address of any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund as of March 31, 2000 (a "principal shareholder"). A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.

----------------------------------- ------------------------ -------------------------- --------------------------
Name and Address                            Shares                  % Ownership             Type of Ownership
----------------------------------- ------------------------ -------------------------- --------------------------
National Financial Services Corp.       10,258,237.584                37.66%                     Record
200 Liberty Street
New York, NY  10281

Charles Schwab & Co., Inc.               4,412,848.785                16.20%                     Record
101 Montgomery Street
San Francisco, CA  94104

National Investor Services Corp.         1,606,733.355                 5.90%                     Record
55 Water Street
New York, NY  10041

DLJ/Pershing Group                       1,424,283.832                 5.23%                     Record
One Pershing Plaza
Jersey City, NJ  07399

MANAGEMENT OWNERSHIP

As a group, the officers and directors of the Fund own less than 1% of the outstanding shares of the Fund.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Kinetics Asset Management, Inc. ("Kinetics" or the "Adviser") is a New York corporation that serves as the investment adviser to the Portfolio. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has over 24 years experience in the mutual funds and financial services industries. Mr. Lee Schultheis is the Chief Operating Officer of Kinetics and has more than 20 years experience in the mutual funds and financial services industries.

On April 25, 2000, the Board of the Trustees of the Trust, on behalf of the Portfolio, approved a management and advisory contract (the "Agreement") with Kinetics. This Agreement continues on a year-to-year basis provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Portfolio. In either event, it must also be approved by a majority of the trustees of the Portfolio who are neither parties to the Agreement nor "interested persons" as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Adviser's investment decisions are made subject to the direction and supervision of the Board of Trustees. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Portfolio's officers and the Trustees.

Under the Agreement, Kinetics furnishes investment advice to the Portfolio by continuously reviewing the portfolio and recommending to the Portfolio to what extent, securities should be purchased or disposed. Pursuant to the Agreement, the Adviser:

(1) renders research, statistical and advisory services to the Portfolio;
(2) makes specific recommendations based on the Portfolio's investment requirements;
(3) pays the salaries of those of the Portfolio's employees who may be officers or directors or employees of the investment adviser.

For these services, the Portfolio has agreed to pay to Kinetics an annual fee of 1.25% of the Portfolio's average daily net assets. All fees are computed on the average daily closing net asset value ("NAV") of the Portfolio and are payable monthly. The fee is higher than the fee paid by most other funds. During the fiscal years ended December 31, 1997, 1998 and 1999, The Internet Fund paid Kinetics $2,058, $38,561 and $6,753,133, respectively, for investment advisory services.

Kinetics has also entered into a Research Agreement with Horizon Assets Management, Inc. ("Horizon") for which it is solely responsible for the payment of all fees owing to Horizon.

Fees of the custodian, administrator, fund accountant and transfer agent are paid by the Fund or by the Portfolio or by the Fund and the Portfolio jointly, as more fully described below. The Fund pays all other expenses, including:

o fees and expenses of directors not affiliated with the Adviser;
o legal and accounting fees;
o interest, taxes, and brokerage commissions; and
o record keeping and the expense of operating its offices.

The Adviser receives a shareholder servicing fee from the Fund pursuant to a Shareholder Servicing Agreement in an amount equal to 0.25% of the Fund's average daily net assets. The Adviser is responsible for paying a portion of these shareholder servicing fees to various shareholder servicing agents which have a written shareholder servicing agreement with the Adviser and which perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Fund. During the fiscal year ended December 31, 1999, The Internet Fund paid Kinetics $766,954 for shareholder servicing fees.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Kinetics also serves as Administrator of the Fund and the Portfolio. Under an Administrative Services Agreement with the Fund, Kinetics will be entitled to receive an annual administration fee equal to 0.05% of the Fund's average daily net assets and 0.10% of the Portfolio's average daily net assets of which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Portfolio by Firstar. During the fiscal year ended December 31, 1999, The Internet Fund paid Kinetics $616,704 for administrative services.

Firstar, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as the Fund's accountant and transfer agent. As such, Firstar provides certain shareholder services and record management services as well as acts as the Portfolio's dividend disbursement agent.

Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

|X| establish and maintain shareholders' accounts and records, |X| process purchase and redemption transactions, |X| process automatic investments of client account cash balances, |X| answer routine client inquiries regarding the Portfolio, |X| assist clients in changing dividend options, |X| account designations, and addresses, and |X| providing such other services as the Portfolio may reasonably request.

CUSTODIAN
--------------------------------------------------------------------------------

Firstar Bank, N.A. ("Firstar Bank") is custodian for the securities and cash of the Portfolio. Under a Custody Agreement, Firstar Bank holds the Portfolio's assets in safekeeping and keeps all necessary records and documents relating to its duties. Firstar Bank receives an annual fee equal to 0.010% of the Portfolio's average daily net assets with a minimum annual fee of $3,000.

Firstar Bank has also serves as custodian of the shares of beneficial interest of the Portfolio held by the Fund pursuant to a Sub-Custody Agreement under which Firstar Bank is responsible for the safekeeping of the Fund's shares of beneficial interest and all necessary records and documents relating to such shares.

CAPITALIZATION
--------------------------------------------------------------------------------

The authorized capitalization of the Kinetics Mutual Funds, Inc. consists of 1 billion shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable. Each holder of common stock has one vote for each share held. Voting rights are non-cumulative.

The authorized capitalization of Kinetics Portfolios Trust consists of 1 billion shares of beneficial interest of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable. Each holder of beneficial interest has one vote for each share held. Voting rights are non-cumulative.

VALUATION OF SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold on a continual basis at the NAV per share next computed following acceptance of an order by the Fund. The Fund's NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. EST) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Portfolio's investment securities are valued each day at the last quoted sales price on the securities principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees. The Portfolio may use independent pricing services to assist in calculating the NAV of the Portfolio's shares.

The Portfolio's investment securities that are listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Portfolio.

PURCHASING SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold in a continuous offering and may be purchased on any business day though authorized investment dealers or directly from the Fund. Except for the Fund itself, only investment dealers that have an effective sales agreement with the Fund are authorized to sell shares of the Fund.

STOCK CERTIFICATES AND CONFIRMATIONS

The Fund does not intend to issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder's address of record.

SPECIAL INCENTIVE PROGRAMS

At various times the Fund may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition program conforming to criteria established by the Fund, or participate in sales programs sponsored by the Fund. In addition, the Adviser, in its discretion may from time to time, pursuant to objective criteria established by the Adviser, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund. These program will not change the price you pay for your shares or the amount that the Fund will receive from such sale.

INVESTING THROUGH AUTHORIZED BROKERS OR DEALERS

The Fund may authorize one or more brokers to accept purchase orders on a shareholder's behalf. Brokers are authorized to designate intermediaries to accept orders on the Fund's behalf. An order is deemed to be received when an authorized broker or agent accepts the order. Orders will be priced at the Fund's NAV next computed after they are accepted by an authorized broker or agent.

If any authorized dealer receives an order of at least $1,000, the dealer may contact the Fund directly. Orders received by dealers by the close of trading on the NYSE on a business day that are transmitted to the Fund by 4:00 p.m. EST on that day will be effected at the NAV per share determined as of the close of trading on the NYSE on that day. Otherwise, the orders will be effected at the next determined NAV. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. EST.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

To redeem shares, shareholders may send a written request in "good order" to:

                                The Internet Fund
                           Kinetics Mutual Funds, Inc.
                        c/o Firstar Mutual Fund Services
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701

                                 (800) 930-3828

A written request in "good order" to redeem shares must include:

|X| the shareholder's name,
|X| the name of the Fund,
|X| the account number,
|X| the share or dollar amount to be redeemed, and |X| signatures by all shareholders on the account.


The proceeds will be wired to the bank account of record or sent to the address of record within seven days.

If shareholders request redemption proceeds be sent to an address other than that on record with the funds or proceeds made payable other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

|X| a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;

|X| a member of the New York, Boston, American, Midwest, or Pacific Stock Exchange;

|X| a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or

|X| any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

BROKERAGE
--------------------------------------------------------------------------------

The Adviser requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price.

The Adviser selects brokers who, in addition to meeting primary requirements of execution and price, may furnish statistical or other factual information and services, which, in the opinion of the Adviser, are helpful or necessary to the Portfolio's normal operations. Information or services may include economic studies, industry studies, statistical analysis, corporate reports or other forms of assistance to the Portfolio or its Adviser. No effort is made to determine the value of these services or the amount they might have reduced expenses of the Adviser.

Other than set forth above, the Portfolio has no fixed policy, formula, method or criteria that it uses in allocating brokerage business to brokers furnishing these materials and services. The Board of Trustees evaluates and reviews the reasonableness of brokerage commissions paid semiannually.

TAXES
--------------------------------------------------------------------------------

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, has been and intends to continue to be relieved of federal income tax on the amounts distributed to shareholders. To qualify as a "regulated investment company" or "RIC" under Sub-Chapter M, the Fund (which is treated separately from each other series of the Company for these purposes), must distribute to its shareholders for each taxable year at least 90% of the Fund's taxable income (consisting generally of net investment income and net short-term capital gain) and must meet several additional requirements. Among these requirements are the following: (i) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the disposition of foreign currencies, interest and gains from securities transactions or other income; (ii) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities that were held for less than three months; and
(iii) at the close of each quarter, (a) at least 50% of the value of the Fund's total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (b) not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities) of any one issuer. The Fund (as an investor in the Portfolio) will be deemed to own a proportionate share of the Portfolio's assets and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies all the requirements described above to qualify as a RIC.

The Fund will be subject to a nondeductible 4% excise tax to the extent that it fails to distribute by the end of the calendar year substantially all of its ordinary income for that year and capital gain net income for the one year period ending on October 31 of that year, plus certain other amounts.

Distribution of any net long-term capital gains realized by the Fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All net investment income distributed by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Company's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the NAV of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

TOTAL RETURN

Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

   Average Annual Total Returns of the Fund as of December 31, 1999

     1 Year           3 Years          Since Inception
     216.50%          119.44%          105.18%

CUMULATIVE TOTAL RETURN

Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

YIELD

Annualized yield quotations used in the Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the NAV per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD =  2[(A-B + 1)6 - 1]
                     ---
                     c-d

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and "d" equals the maximum offering price per share on the last day of the period.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

OTHER INFORMATION

The Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Fund may advertise the performance of registered investment companies or private accounts that have investment objectives, policies and strategies substantially similar to those of the Fund.

COMPARISON OF FUND PERFORMANCE

The performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

The Fund may from time to time use the following unmanaged indices for performance comparison purposes:

o S&P 500 - The S&P 500 is an index of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P
500. Changes are made by Standard & Poor's as needed.

o NASDAQ Composite - The NASDAQ Composite Index is a broad-based capitalization - weighted index of all NASDAQ stocks.

INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

McCurdy and Associates, CPA's, Inc., 27995 Clemens Road, Westlake, Ohio 44145, serves as the Fund's independent auditors, whose services include examination of the Fund's financial statements and the performance of other related audit and tax services.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The audited financial statements for the Fund are incorporated by reference to the Fund's Annual Report, for the year ended 1999, as filed with the Securities and Exchange Commission on February 29, 2000.

APPENDIX
--------------------------------------------------------------------------------

STANDARD & POOR'S ("S&P") CORPORATE BOND RATING DEFINITIONS

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING DEFINITIONS

AAA-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

BAA-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC. BOND RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.





                        THE INTERNET INFRASTRUCTURE FUND
                     a series of Kinetics Mutual Funds, Inc.
                             1311 Mamaroneck Avenue
                          White Plains, New York 10605
                                 (800) 930-3828

                                   May 1, 2000

                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information ("SAI") provides general information about the Internet Infrastructure Fund (the "Fund") and the Internet Infrastructure Portfolio (the "Portfolio"). The Fund is a series of Kinetics Mutual Funds, Inc. (the "Company"), a Maryland corporation. The Portfolio is a series of Kinetics Portfolios Trust. (the "Trust"), a Delaware business trust. This SAI is not a prospectus and should be read in conjunction with the Fund's current Prospectus date May 1, 2000, as supplemented and amended from time to time, which is incorporated hereto by reference. To obtain a copy of the Prospectus, please write the Fund at the address set forth above or call the telephone number shown above.

The Fund, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks its investment objective by investing all of its investable assets in the Portfolio. The Portfolio is an open-end non-diversified investment company with investment objectives, strategies and policies that are substantially identical to those of the Fund. To obtain a copy of the Prospectus and SAI of the Portfolio dated May 1, 2000 providing general information about the Portfolio, which is incorporated hereto by reference, please write the Portfolio at the address set forth above or call the telephone number shown above.

                        THE INTERNET INFRASTRUCTURE FUND


The Fund......................................................................1
Investment Objective, Strategies, and Risks...................................1
Investment Policies and Associated Risks......................................1
Investment Restrictions.......................................................7
Temporary Investments.........................................................8
Portfolio Turnover............................................................8
Management of the Fund and the Portfolio......................................8
Control Persons and Principal Holders of Securities...........................10
Investment Adviser............................................................11
Administrative Services.......................................................12
Custodian.....................................................................13
Capitalization................................................................13
Valuation of Shares...........................................................13
Purchasing Shares.............................................................14
Redemption of Shares..........................................................15
Brokerage.....................................................................15
Taxes.........................................................................16
Performance Information.......................................................17
Independent Auditors..........................................................18
Financial Statements..........................................................18
Appendix......................................................................19

THE FUND
--------------------------------------------------------------------------------

The Fund is a series of Kinetics Mutual Funds, Inc., a Maryland corporation, incorporated on March 26, 1999. The Fund's principal office is located at 1311 Mamaroneck Avenue, White Plains, New York 10605. The Fund is a non-diversified, open-end management investment company.

INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

The Fund's primary investment objective is long-term growth of capital. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in securities of companies that provide products or services designed for the Internet. This Fund should not be used as a trading vehicle.

INVESTMENT POLICIES AND ASSOCIATED RISKS
--------------------------------------------------------------------------------

The Fund's and the Portfolio's investment policies and risks are substantially identical. The following paragraphs provide a more detailed description of the Fund's and Portfolio's investment policies and risks identified in the Prospectus. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Directors of the Fund and the Board of Trustees of the Trust, respectively.

COMMON AND PREFERRED STOCK

Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preference stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

CONVERTIBLE DEBT SECURITIES

The Portfolio may invest in debt securities convertible into common stocks. Debt purchased by the Portfolio will consist of obligations of medium-grade or higher, having at least adequate capacity to pay interest and repay principal. Non-convertible debt obligations will be rated BBB or higher by S&P, or Baa or higher by Moody's. Convertible debt obligations will be rated B or higher by S&P or B or higher by Moody's. Securities rated Baa by Moody's are considered by Moody's to be medium-grade securities and have adequate capacity to pay principal and interest. Bonds in the lowest investment grade category (BBB) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities rated B are referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. See "Appendix" to this Statement of Additional Information for a description of debt security ratings.

FIXED-INCOME SECURITIES

The fixed-income securities in which the Portfolio may invest are generally subject to two kinds of risk: credit risk and market risk.

CREDIT RISK relates to the ability of the issuer to meet interest and principal payments, as they come due. The ratings given a security by Moody's and S&P provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Portfolio assets invested in unrated or lower-grade securities, while intended to increase the yield produced by those assets, will also increase the credit risk to which those assets are subject.

MARKET RISK relates to the fact that the market values of securities in which the Portfolio may invest generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium- and lower-rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wilder fluctuations in yields and market values than higher-rated securities. Medium-rated securities (those rated Baa or BBB) have speculative characteristics while lower-rated securities are predominantly speculative. The Portfolio is not required to dispose of debt securities whose ratings are downgraded below these ratings subsequent to the Portfolio's purchase of the securities. Relying in part on ratings assigned by credit agencies in making investments will not protect the Portfolio from the risk that fixed-income securities in which the Portfolio invests will decline in value, since credit ratings represent evaluations of the safety of principal, dividend and interest payments on preferred stocks and debt securities, not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

At no time will the Portfolio have more than 5% of its total assets invested in any fixed-income securities that are unrated or rated below investment grade either at the time of purchase or as a result of a reduction in rating after purchase.

DEPOSITARY RECEIPTS. The Portfolio may invest in American Depositary Receipts ("ADRs") or other forms of depositary receipts, such as International Depositary Receipts ("IDRs"). Depositary receipts are typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Investments in these types of securities involve certain inherent risks generally associated with investments in foreign securities, including the following:

         POLITICAL AND ECONOMIC FACTORS. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

         CURRENCY FLUCTUATIONS. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR's underlying portfolio securities denominated in that currency. Such changes will affect the Portfolio to the extent that the Portfolio is invested in ADR's comprised of foreign securities.

         TAXES. The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Portfolio and that may, ultimately, be available for distribution to the Portfolio's and Fund's shareholders.

OPTIONS TRANSACTIONS

Most mutual funds that use option strategies to hedge portfolio positions do not depend solely on the option profit or loss to justify the use of options, because such funds also take into account the profit or loss of the underlying securities. A more detailed discussion of writing covered and uncovered options on securities generally and the investment risks associated with such investments is set forth below.

PURCHASING PUT AND CALL OPTIONS. The Portfolio may purchase put and call options on securities eligible for purchase by the Portfolio and the Fund and on securities indices. Put and call options are derivative securities traded on U.S. exchanges. If the Portfolio purchases a put option, it acquires the right to sell the underlying security or index value at a specified price at any time during the term of the option. If the Portfolio purchases a call option, it acquires the right to purchase the underlying security or index value at a specified price at any time during the term of the option. Prior to exercise or expiration, the Portfolio may sell an option when through a "closing sale transaction," which is accomplished by selling an option of the same series as the option previously purchased. The Portfolio generally will purchase only those options for which the investment adviser believes there is an active secondary market to facilitate closing transactions.

The Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Portfolio, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

The Portfolio will purchase put options to hedge against a decrease in the price of securities it holds. Such hedge protection is provided during the life of the put option since the Portfolio, as the holder of the put option, is able to sell the underlying security at the exercise price regardless of any decrease in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decrease sufficiently below the exercise price to cover the premium and transaction costs.

WRITING CALL OPTIONS. The Portfolio may write covered call options on securities eligible for purchase by the Portfolio. A call option is "covered" if the Portfolio owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, it may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit the Portfolio to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction allows the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Portfolio. If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

The Portfolio realizes a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. The Portfolio realizes a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, appreciation of the underlying security owned by the Portfolio generally offsets, in whole or in part, any loss to the Portfolio resulting from the repurchase of a call option.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of options by the Portfolio depends on the ability of the Adviser to forecast correctly interest rate and market movements. For example, if the Portfolio were to write a call option based on the Adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Portfolio could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Portfolio were to write a put option based on the Adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Portfolio could be required to purchase the security upon exercise at a price higher than the current market price.

When the Portfolio purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Portfolio exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Portfolio will lose part or all of its investment in the option. This contrasts with an investment by the Portfolio in the underlying security, since the Portfolio will not realize a loss if the security's price does not change.

The effective use of options also depends on the Portfolio's ability to terminate option positions at times when the Adviser deems it desirable to do so. There is no assurance that the Portfolio will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the Portfolio could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events --such as volume in excess of trading or clearing capability-- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or an options clearing corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unit asset valuable, the Portfolio as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Portfolio, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the Portfolio could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Portfolio as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, an options clearing corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Portfolio as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If an options clearing corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The Portfolio, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

DEALER OPTIONS. The Portfolio may engage in transactions involving dealer options as well as exchange-traded options. Certain risks are specific to dealer options. While the Portfolio might look to an exchange's clearing corporation to exercise exchange-traded options, if the Portfolio purchases a dealer option it must rely on the selling dealer to perform if the Portfolio exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Portfolio can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when the Portfolio writes a dealer option, the Portfolio can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While the Portfolio will seek to enter into dealer options only with dealers who will agree to and can enter into closing transactions with the Portfolio, no assurance exists that the Portfolio will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Portfolio, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Portfolio may be unable to liquidate a dealer option. With respect to options written by the Portfolio, the inability to enter into a closing transaction may result in material losses to the Portfolio. For example, because the Portfolio must maintain a secured position with respect to any call option on a security it writes, the Portfolio may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Portfolio's ability to sell portfolio securities at a time when such sale might be advantageous.

The staff of the SEC takes the position that purchased dealer options are illiquid securities. The Portfolio may treat the cover used for written dealer options as liquid if the dealer agrees that the Portfolio may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, the Portfolios will treat dealer options as subject to the Portfolios' limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Portfolios will change their treatment of such instruments accordingly.

MASTER/FEEDER FUND STRUCTURE

Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Fund invests all of its investable assets in the Portfolio, a separately registered investment company. Accordingly, a shareholder's interest in the Portfolio's underlying investment securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in the Portfolio on the same terms and conditions and would pay a proportionate share of the Portfolio's expenses. However, other mutual fund or institutional investors in the Portfolio are not required to sell their shares at the same public offering price as the Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Fund should be aware that these differences would result in differences in returns experienced by the different mutual funds or institutional investors of the Portfolio. Such differences in return are also present in other mutual fund structures. In addition, a Master/Feeder Fund Structure may serve as an alternative for large, institutional investors in the Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund's current operational structure. The Master/Feeder Fund Structure may also allow the Fund to stabilize its expenses and achieve certain operational efficiencies. No assurance can be given, however, that the Master/Feeder Fund Structure will result in the Fund stabilizing its expenses or achieving greater operational efficiencies.

The Fund's methods of operation and shareholder services are not materially affected by its investment in the Portfolio, except that the assets of the Fund are managed as part of a larger pool of assets. Since the Fund invests all of its assets in the Portfolio, it holds only beneficial interests in the Portfolio; the Portfolio invests directly in individual securities of other issuers. The Fund otherwise continues its normal operation. The Board of Directors retains its right to withdraw the Fund's investment from the Portfolio at any time it determines that such withdrawal would be in the best interest of the Fund's shareholders; the Fund would then resume investing directly in individual securities of other issuers or invest in another portfolio of the Trust.

Certain changes in the Portfolio's objective, policies or restrictions may require the Company to withdraw the Fund's interest in the Portfolio. Any withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution ) from the Portfolio. The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio , the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. However, this possibility also exists for traditionally structured funds which have large or institutional investors.

Funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Company is requested to vote on matters pertaining to the Portfolio, the Company will hold a meeting of shareholders of the Fund and will cast all of its votes in the Portfolio in the same proportion as do the Fund's shareholders. Shares of the Fund for which no voting instructions have been received will be voted in the same proportion as those shares for which instructions are received.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

Unless otherwise noted, the Fund and the Portfolio have adopted and are subject to substantially identical fundamental investment restrictions. The investment restrictions of the Fund may be changed only with the approval of the holders of a majority of the Fund's outstanding voting securities. The investment restrictions of the Portfolio may be changed only with the approval of the holders of a majority of the Portfolio's outstanding voting securities.

1.   The Fund will not act as underwriter for securities of other issuers.

2.   The Fund will not make loans.

3. With respect to 50% of its total assets, the Fund will not invest in the securities of any issuer if as a result the Fund holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer. This investment restriction shall not apply to the Fund. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio

4. The Fund will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require the untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Fund may enter into futures contracts and related options.

5. The Fund will not invest more than 10% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio

6. The Fund will not invest in the securities of any one industry except the Internet and Internet-related industries, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's, if as a result, more than 20% of the Fund's total assets would be invested in the securities of such industries. Except during temporary defensive periods, at least 65% of the Fund's total assets will be invested in the securities of domestic and foreign companies that are engaged in the Internet and Internet-related activities. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio

7. The Fund will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Fund may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

8.   The Fund will not issue senior securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the portfolio securities held by the Portfolio will not constitute a violation of such limitation.

TEMPORARY INVESTMENTS
--------------------------------------------------------------------------------

Due to the changing nature of the Internet and related companies, the national economy and market conditions, the Fund or the Portfolio may, as a temporary defensive measure, invest without limitation, in short-term debt securities and money market securities with a rating of A2-P2 or higher.

In order to have funds available for redemption and investment opportunities, the Portfolio may also hold a portion of its assets in cash or U.S. short-term money market instruments. Certificates of deposit purchased by the Portfolio will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers' acceptances purchased by the Portfolio will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion. The Portfolio anticipates that not more than 10% of its total assets will be so invested or held in cash at any given time, except when the Portfolio is in a temporary defensive posture.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, both the Fund and the Portfolio must distribute substantially all of their net income to shareholders generally on an annual basis. Thus, the Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement. The Portfolio does not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.

MANAGEMENT OF THE FUND AND THE PORTFOLIO
--------------------------------------------------------------------------------

BOARD OF DIRECTORS/BOARD OF TRUSTEES

The management and affairs of the Fund and the Portfolio are supervised by the Board of Directors and Board of Trustees of the Company and the Trust, respectively. Each Board consists of the same eight individuals, five of whom are not "interested persons" of the Fund or the Portfolio as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Directors are fiduciaries for the Fund's shareholders and are governed by the laws of the State of Maryland in this regard. The Trustees are fiduciaries for the Portfolio's shareholders and are governed by the laws of the State of Delaware in this regard. Each Board establishes policies for the operation of the Fund and the Portfolio and appoints the officers who conduct the daily business of the Fund and the Portfolio. Officers and Directors/Trustees of the Company and the Trust are listed below with their addresses, present positions with the Company and Trust and principal occupations over at least the last five years.

----------------------------------- --------- ------------------------ -------------------------------------------
NAME AND ADDRESS                      AGE            POSITION                     PRINCIPAL OCCUPATION
                                                                               DURING THE PAST FIVE YEARS
----------------------------------- --------- ------------------------ -------------------------------------------
*Steven R. Samson                      45     President & Chairman     President and CEO, Kinetics Asset
25 Holly Place                                of the Boards            Management, Inc. (1999 to Present);
Briarcliff, NY  10510                                                  President, The Internet Fund, Inc. (1999
                                                                       to Present); Managing Director, Chase
                                                                       Manhattan Bank (1993 to 1999).
----------------------------------- --------- ------------------------ -------------------------------------------
*Kathleen Campbell                     34     Director/Trustee         Attorney, Campbell and Campbell,
68 East Hartsdale Avenue                                               Counselors-at-Law (1995 to Present).
Hartsdale, NY  10530
----------------------------------- --------- ------------------------ -------------------------------------------
*Murray Stahl                          46     Director/Trustee         President, Horizon Asset Management, an
30 Haights Cross Road                                                  investment adviser (1994 to Present).
Chappaqua, NY  10514
----------------------------------- --------- ------------------------ -------------------------------------------
Steven T. Russell                      36     Independent              Attorney and Counselor at Law,
146 Fairview Avenue                           Director/Independent     Steven Russell Law Firm (1994 to
Bayport, NY 11705                             Trustee                  Present); Professor of Business Law,
                                                                       Suffolk County Community College (1997 to
                                                                       Present).
----------------------------------- --------- ------------------------ -------------------------------------------
Douglas Cohen, C.P.A.                  36     Independent              Wagner, Awerma & Strinberg, LLP Certified
6 Saywood Lane                                Director/Independent     Public Accountant (1997 to present); Leon
Stonybrook, NY  11790                         Trustee                  D. Alpern & Co. (1985 to 1997)
----------------------------------- --------- ------------------------ -------------------------------------------
William J. Graham                      37     Independent              Attorney, Bracken & Margolin, LLP (1997
856 Hampshire Road                            Director/Independent     to Present).
Bayshore, NY  11706                           Trustee                  Gabor & Gabor (1995 to 1997)
----------------------------------- --------- ------------------------ -------------------------------------------
Joseph E. Breslin                      45     Independent              Senior Vice President, Marketing & Sales,
54 Woodland Drive                             Director/Independent     IBJ Whitehall Financial Group, a
Rye Brook, NY  10573                          Trustee                  financial services company (1999 to
                                                                       Present); formerly President, J.E.
                                                                       Breslin & Co., an investment management
                                                                       consulting firm (1994 to 1999).
----------------------------------- --------- ------------------------ -------------------------------------------
John J. Sullivan                       68     Independent              Retired; Senior Advisor, Long Term Credit
31 Hemlock Drive                              Director/Independent     Bank of Japan, Ltd.; Executive Vice
Sleepy Hollow, NY  10591                      Trustee                  President, LTCB Trust Company.
----------------------------------- --------- ------------------------ -------------------------------------------
Lee W. Schultheis                      43     Vice President &         Managing Director & COO of Kinetics Asset
54 Kelsey Ridge Road                          Treasurer of each of     Management (1999 to Present); President &
Freeport, ME  04032                           the Company and the      Director of Business. Development, Vista
                                              Trust                    Fund Distributors, Inc. (1995 to 1999);
                                                                       Managing Director, Forum Financial Group,
                                                                       a mutual fund services company.
----------------------------------- --------- ------------------------ -------------------------------------------

* "Interested persons" as defined in the 1940 Act.

COMPENSATION

For their service as Directors and Trustees of the Company and the Trust, respectively, the Independent Directors/Independent Trustees receive an aggregate fee of $15,000 per year and $1,000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. In addition, each committee chairman of the Company and the Trust (such as the Audit committee or Pricing committee) receives an additional fee of $5,000 per year for his service as chairman. The "interested persons" who serve as Directors and Trustees of the Company or the Trust receive no compensation for their service as Directors or Trustees. None of the executive officers receive compensation from the Fund or the Portfolio. The following tables provide compensation information for the Directors/Trustees for the year-ended December 31, 1999.

                                                 KINETICS MUTUAL FUNDS, INC.
                                                      COMPENSATION TABLE
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
NAME AND POSITION            AGGREGATE         PENSION OR RETIREMENT      ESTIMATED ANNUAL    TOTAL COMPENSATION
                             COMPENSATION      BENEFITS ACCRUED AS        BENEFITS UPON       FROM FUND AND FUND
                             FROM FUND         PART OF FUND EXPENSES      RETIREMENT          COMPLEX PAID TO
                                                                                              DIRECTORS**
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Steven R. Samson*                  None                 None                   None                    None
Chairman and Director

Kathleen Campbell*                 None                 None                   None                    None
Director

Murray Stahl***                    None                 None                   None                   $3,844
Director

Steven T. Russell                  None                 None                   None                   $5,500
Independent Director

Douglas Cohen, CPA                 None                 None                   None                   $6,094
Independent Director

William J. Graham                  None                 None                   None                   $5,500
Independent Director

Joseph E. Breslin                  None                 None                   None                   $4,500
Independent Director

John J. Sullivan                   None                 None                   None                   $5,500
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------

* "Interested person" as defined under the 1940 Act.

**  Includes compensation paid by Kinetics Portfolios Trust

*** Murray Stahl became an "interested person" of the Fund (as defined under the 1940 Act) as of December 15, 1999. Previous to becoming an interested person, Mr. Stahl received $3844 as total compensation from the Fund and Fund complex for being an independent director.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------
The following table provides the name and address of any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund as of March 31, 2000 (a "principal shareholder"). A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.

-------------------------------- -------------------------- -------------------------- --------------------------
Name and Address                          Shares                   % Ownership             Type of Ownership
-------------------------------- -------------------------- -------------------------- --------------------------
National Financial Services             518,772.188                  25.38%                     Record
Corp.
200 Liberty St.
New York, NY  10281

Charles Schwab & Co Inc                 349,969.744                  17.12%                     Record
101 Montgomery St
San Francisco, CA  94104

MANAGEMENT OWNERSHIP

As a group, the officers and directors of the Fund own less than 1% of the outstanding shares of the Fund.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Kinetics Asset Management, Inc. ("Kinetics" or the "Adviser") is a New York corporation that serves as the investment adviser to the Portfolio. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has over 24 years experience in the mutual funds and financial services industries. Mr. Lee Schultheis is the Chief Operating Officer of Kinetics and has more than 20 years experience in the mutual funds and financial services industries.

On April 25, 2000, the Board of the Trustees of the Trust, on behalf of the Portfolio, approved a management and advisory contract (the "Agreement") with Kinetics. This Agreement continues on a year-to-year basis provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Portfolio. In either event, it must also be approved by a majority of the trustees of the Portfolio who are neither parties to the Agreement nor "interested persons" as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Adviser's investment decisions are made subject to the direction and supervision of the Board of Trustees. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Portfolio's officers and the Trustees.

Under the Agreement, Kinetics furnishes investment advice to the Portfolio by continuously reviewing the portfolio and recommending to the Portfolio to what extent, securities should be purchased or disposed. Pursuant to the Agreement, the Adviser:

(1) renders research, statistical and advisory services to the Portfolio;
(2) makes specific recommendations based on the Portfolio's investment requirements;
(3) pays the salaries of those of the Portfolio's employees who may be officers or directors or employees of the investment adviser.

For these services, the Portfolio has agreed to pay to Kinetics an annual fee of 1.25% of the Portfolio's average daily net assets. All fees are computed on the average daily closing net asset value ("NAV") of the Portfolio and are payable monthly. The fee is higher than the fee paid by most other funds.

Kinetics has also entered into a Research Agreement with Horizon Assets Management, Inc. ("Horizon") for which it is solely responsible for the payment of all fees owing to Horizon.

Fees of the custodian, administrator, fund accountant and transfer agent are paid by the Fund or by the Portfolio or by the Fund and the Portfolio jointly, as more fully described below. The Fund pays all other expenses, including:

o fees and expenses of directors not affiliated with the Adviser;
o legal and accounting fees;
o interest, taxes, and brokerage commissions; and
o record keeping and the expense of operating its offices.

The Adviser receives a shareholder servicing fee from the Fund pursuant to a Shareholder Servicing Agreement in an amount equal to 0.25% of the Fund's average daily net assets. The Adviser is responsible for paying a portion of these shareholder servicing fees to various shareholder servicing agents which have a written shareholder servicing agreement with the Adviser and which perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Fund.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Kinetics also serves as Administrator of the Fund and the Portfolio. Under an Administrative Services Agreement with the Fund, Kinetics will be entitled to receive an annual administration fee equal to 0.05% of the Fund's average daily net assets and 0.10% of the Portfolio's average daily net assets of which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Portfolio by Firstar.

Firstar, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as the Fund's accountant and transfer agent. As such, Firstar provides certain shareholder services and record management services as well as acts as the Portfolio's dividend disbursement agent.

Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

|X| establish and maintain shareholders' accounts and records, |X| process purchase and redemption transactions, |X| process automatic investments of client account cash balances, |X| answer routine client inquiries regarding the Portfolio, |X| assist clients in changing dividend options, |X| account designations, and addresses, and |X| providing such other services as the Portfolio may reasonably request.

CUSTODIAN
--------------------------------------------------------------------------------

Firstar Bank, N.A. ("Firstar Bank") is custodian for the securities and cash of the Portfolio. Under a Custody Agreement, Firstar Bank holds the Portfolio's assets in safekeeping and keeps all necessary records and documents relating to its duties. Firstar Bank receives an annual fee equal to 0.010% of the Portfolio's average daily net assets with a minimum annual fee of $3,000.

Firstar Bank has also serves as custodian of the shares of beneficial interest of the Portfolio held by the Fund pursuant to a Sub-Custody Agreement under which Firstar Bank is responsible for the safekeeping of the Fund's shares of beneficial interest and all necessary records and documents relating to such shares.

CAPITALIZATION
--------------------------------------------------------------------------------

The authorized capitalization of the Kinetics Mutual Funds, Inc. consists of 1 billion shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable. Each holder of common stock has one vote for each share held. Voting rights are non-cumulative.

The authorized capitalization of Kinetics Portfolio Trust consists of 1 billion shares of beneficial interest of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable. Each holder of beneficial interest has one vote for each share held. Voting rights are non-cumulative.

VALUATION OF SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold on a continual basis at the NAV per share next computed following acceptance of an order by the Fund. The Fund's NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. EST) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Portfolio's investment securities are valued each day at the last quoted sales price on the securities principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees. The Portfolio may use independent pricing services to assist in calculating the NAV of the Portfolio's shares.

The Portfolio's investment securities that are listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Portfolio.

PURCHASING SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold in a continuous offering and may be purchased on any business day though authorized investment dealers or directly from the Fund. Except for the Fund itself, only investment dealers that have an effective sales agreement with the Fund are authorized to sell shares of the Fund.

STOCK CERTIFICATES AND CONFIRMATIONS

The Fund does not intend to issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder's address of record.

SPECIAL INCENTIVE PROGRAMS

At various times the Fund may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition program conforming to criteria established by the Fund, or participate in sales programs sponsored by the Fund. In addition, the Adviser, in its discretion may from time to time, pursuant to objective criteria established by the Adviser, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund. These program will not change the price you pay for your shares or the amount that the Fund will receive from such sale.

INVESTING THROUGH AUTHORIZED BROKERS OR DEALERS

The Fund may authorize one or more brokers to accept purchase orders on a shareholder's behalf. Brokers are authorized to designate intermediaries to accept orders on the Fund's behalf. An order is deemed to be received when an authorized broker or agent accepts the order. Orders will be priced at the Fund's NAV next computed after they are accepted by an authorized broker or agent.

If any authorized dealer receives an order of at least $1,000, the dealer may contact the Fund directly. Orders received by dealers by the close of trading on the NYSE on a business day that are transmitted to the Fund by 4:00 p.m. EST on that day will be effected at the NAV per share determined as of the close of trading on the NYSE on that day. Otherwise, the orders will be effected at the next determined NAV. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. EST.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

To redeem shares, shareholders may send a written request in "good order" to:

                        The Internet Infrastructure Fund
                           Kinetics Mutual Funds, Inc.
                        c/o Firstar Mutual Fund Services
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701

                                 (800) 930-3828

A written request in "good order" to redeem shares must include:

|X| the shareholder's name,
|X| the name of the Fund,
|X| the account number,
|X| the share or dollar amount to be redeemed, and |X| signatures by all shareholders on the account.


The proceeds will be wired to the bank account of record or sent to the address of record within seven days.

If shareholders request redemption proceeds be sent to an address other than that on record with the funds or proceeds made payable other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

|X| a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;

|X| a member of the New York, Boston, American, Midwest, or Pacific Stock Exchange;

|X| a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or

|X| any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

BROKERAGE
--------------------------------------------------------------------------------

The Adviser requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price.

The Adviser selects brokers who, in addition to meeting primary requirements of execution and price, may furnish statistical or other factual information and services, which, in the opinion of the Adviser, are helpful or necessary to the Portfolio's normal operations. Information or services may include economic studies, industry studies, statistical analysis, corporate reports or other forms of assistance to the Portfolio or its Adviser. No effort is made to determine the value of these services or the amount they might have reduced expenses of the Adviser.

Other than set forth above, the Portfolio has no fixed policy, formula, method or criteria that it uses in allocating brokerage business to brokers furnishing these materials and services. The Board of Trustees evaluates and reviews the reasonableness of brokerage commissions paid semiannually.

TAXES
--------------------------------------------------------------------------------

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, has been and intends to continue to be relieved of federal income tax on the amounts distributed to shareholders. To qualify as a "regulated investment company" or "RIC" under Sub-Chapter M, the Fund (which is treated separately from each other series of the Company for these purposes), must distribute to its shareholders for each taxable year at least 90% of the Fund's taxable income (consisting generally of net investment income and net short-term capital gain) and must meet several additional requirements. Among these requirements are the following: (i) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the disposition of foreign currencies, interest and gains from securities transactions or other income; (ii) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities that were held for less than three months; and
(iii) at the close of each quarter, (a) at least 50% of the value of the Fund's total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (b) not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities) of any one issuer. The Fund (as an investor in the Portfolio) will be deemed to own a proportionate share of the Portfolio's assets and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies all the requirements described above to qualify as a RIC.

The Fund will be subject to a nondeductible 4% excise tax to the extent that it fails to distribute by the end of the calendar year substantially all of its ordinary income for that year and capital gain net income for the one year period ending on October 31 of that year, plus certain other amounts.

Distribution of any net long-term capital gains realized by the Fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Company's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the NAV of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

TOTAL RETURN

Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

CUMULATIVE TOTAL RETURN

Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

YIELD

Annualized yield quotations used in the Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the NAV per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD =  2[(a-b + 1)6 - 1]
                     ---
                     c-d

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and "d" equals the maximum offering price per share on the last day of the period.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

OTHER INFORMATION

The Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Fund may advertise the performance of registered investment companies or private accounts that have investment objectives, policies and strategies substantially similar to those of the Fund.

COMPARISON OF FUND PERFORMANCE

The performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

The Fund may from time to time use the following unmanaged indices for performance comparison purposes:

o S&P 500 - The S&P 500 is an index of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P
500. Changes are made by Standard & Poor's as needed.

o NASDAQ Composite - The NASDAQ Composite Index is a broad-based capitalization - weighted index of all NASDAQ stocks.

INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

McCurdy and Associates, CPA's, Inc., 27995 Clemens Road, Westlake, Ohio 44145, serves as the Fund's independent auditors, whose services include examination of the Fund's financial statements and the performance of other related audit and tax services.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

There is no annual report available at this time.

APPENDIX
--------------------------------------------------------------------------------

STANDARD & POOR'S ("S&P") CORPORATE BOND RATING DEFINITIONS

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING DEFINITIONS

AAA-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

BAA-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC. BOND RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.




                         THE INTERNET GLOBAL GROWTH FUND
                     a series of Kinetics Mutual Funds, Inc.
                             1311 Mamaroneck Avenue
                          White Plains, New York 10605
                                 (800) 930-3828

                                   May 1, 2000

                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information ("SAI") provides general information about the Internet Global Growth Fund (the "Fund") and the Internet Global Growth Portfolio (the "Portfolio"). The Fund is a series of Kinetics Mutual Funds, Inc. (the "Company"), a Maryland corporation. The Portfolio is a series of Kinetics Portfolios Trust. (the "Trust"), a Delaware business trust. This SAI is not a prospectus and should be read in conjunction with the Fund's current Prospectus dated May 1, 2000, as supplemented and amended from time to time, which is incorporated hereto by reference. To obtain a copy of the Prospectus, please write the Fund at the address set forth above or call the telephone number shown above.

The Fund, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks its investment objective by investing all of its investable assets in the Portfolio. The Portfolio is an open-end non-diversified investment company with investment objectives, strategies and policies that are substantially identical to those of the Fund. To obtain a copy of the Prospectus and SAI of the Portfolio dated May 1, 2000 providing general information about the Portfolio, which is incorporated hereto by reference, please write the Portfolio at the address set forth above or call the telephone number shown above.

                         THE INTERNET GLOBAL GROWTH FUND

The Fund......................................................................1
Investment Objective, Strategies, and Risks...................................1
Investment Policies and Associated Risks......................................1
Investment Restrictions.......................................................7
Temporary Investments.........................................................8
Portfolio Turnover............................................................8
Management of the Fund and the Portfolio......................................8
Control Persons and Principal Holders of Securities...........................10
Investment Adviser............................................................11
Administrative Services.......................................................12
Custodian.....................................................................13
Capitalization................................................................13
Valuation of Shares...........................................................13
Purchasing Shares.............................................................14
Redemption of Shares..........................................................15
Brokerage.....................................................................15
Taxes.........................................................................16
Performance Information.......................................................17
Independent Auditors..........................................................18
Financial Statements..........................................................18
Appendix......................................................................19


THE FUND
--------------------------------------------------------------------------------

The Fund is a series of Kinetics Mutual Funds, Inc., a Maryland corporation, incorporated on March 26, 1999. The Fund's principal office is located at 1311 Mamaroneck Avenue, White Plains, New York 10605. The Fund is a non-diversified, open-end management investment company.

INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

The Fund's primary investment objective is long-term growth of capital. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in securities of companies that provide products or services designed for the Internet. This Fund should not be used as a trading vehicle.

INVESTMENT POLICIES AND ASSOCIATED RISKS
--------------------------------------------------------------------------------

The Fund's and the Portfolio's investment policies and risks are substantially identical. The following paragraphs provide a more detailed description of the Fund's and Portfolio's investment policies and risks identified in the Prospectus. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Directors of the Fund and the Board of Trustees of the Trust, respectively.

COMMON AND PREFERRED STOCK

Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preference stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

CONVERTIBLE DEBT SECURITIES

The Portfolio may invest in debt securities convertible into common stocks. Debt purchased by the Portfolio will consist of obligations of medium-grade or higher, having at least adequate capacity to pay interest and repay principal. Non-convertible debt obligations will be rated BBB or higher by S&P, or Baa or higher by Moody's. Convertible debt obligations will be rated B or higher by S&P or B or higher by Moody's. Securities rated Baa by Moody's are considered by Moody's to be medium-grade securities and have adequate capacity to pay principal and interest. Bonds in the lowest investment grade category (BBB) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities rated B are referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. See "Appendix" to this Statement of Additional Information for a description of debt security ratings.

FIXED-INCOME SECURITIES

The fixed-income securities in which the Portfolio may invest are generally subject to two kinds of risk: credit risk and market risk.

CREDIT RISK relates to the ability of the issuer to meet interest and principal payments, as they come due. The ratings given a security by Moody's and S&P provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Portfolio assets invested in unrated or lower-grade securities, while intended to increase the yield produced by those assets, will also increase the credit risk to which those assets are subject.

MARKET RISK relates to the fact that the market values of securities in which the Portfolio may invest generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium- and lower-rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wilder fluctuations in yields and market values than higher-rated securities. Medium-rated securities (those rated Baa or BBB) have speculative characteristics while lower-rated securities are predominantly speculative. The Portfolio is not required to dispose of debt securities whose ratings are downgraded below these ratings subsequent to the Portfolio's purchase of the securities. Relying in part on ratings assigned by credit agencies in making investments will not protect the Portfolio from the risk that fixed-income securities in which the Portfolio invests will decline in value, since credit ratings represent evaluations of the safety of principal, dividend and interest payments on preferred stocks and debt securities, not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

At no time will the Portfolio have more than 5% of its total assets invested in any fixed-income securities that are unrated or rated below investment grade either at the time of purchase or as a result of a reduction in rating after purchase.

DEPOSITARY RECEIPTS. The Portfolio may invest in American Depositary Receipts ("ADRs") or other forms of depositary receipts, such as International Depositary Receipts ("IDRs"). Depositary receipts are typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Investments in these types of securities involve certain inherent risks generally associated with investments in foreign securities, including the following:

         POLITICAL AND ECONOMIC FACTORS. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

         CURRENCY FLUCTUATIONS. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR's underlying portfolio securities denominated in that currency. Such changes will affect the Portfolio to the extent that the Portfolio is invested in ADR's comprised of foreign securities.

         TAXES. The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Portfolio and that may, ultimately, be available for distribution to the Portfolio's and Fund's shareholders.

OPTIONS TRANSACTIONS

Most mutual funds that use option strategies to hedge portfolio positions do not depend solely on the option profit or loss to justify the use of options, because such funds also take into account the profit or loss of the underlying securities. A more detailed discussion of writing covered and uncovered options on securities generally and the investment risks associated with such investments is set forth below.

PURCHASING PUT AND CALL OPTIONS. The Portfolio may purchase put and call options on securities eligible for purchase by the Portfolio and the Fund and on securities indices. Put and call options are derivative securities traded on U.S. exchanges. If the Portfolio purchases a put option, it acquires the right to sell the underlying security or index value at a specified price at any time during the term of the option. If the Portfolio purchases a call option, it acquires the right to purchase the underlying security or index value at a specified price at any time during the term of the option. Prior to exercise or expiration, the Portfolio may sell an option when through a "closing sale transaction," which is accomplished by selling an option of the same series as the option previously purchased. The Portfolio generally will purchase only those options for which the investment adviser believes there is an active secondary market to facilitate closing transactions.

The Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Portfolio, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

The Portfolio will purchase put options to hedge against a decrease in the price of securities it holds. Such hedge protection is provided during the life of the put option since the Portfolio, as the holder of the put option, is able to sell the underlying security at the exercise price regardless of any decrease in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decrease sufficiently below the exercise price to cover the premium and transaction costs.

WRITING CALL OPTIONS. The Portfolio may write covered call options on securities eligible for purchase by the Portfolio. A call option is "covered" if the Portfolio owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, it may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit the Portfolio to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction allows the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Portfolio. If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

The Portfolio realizes a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. The Portfolio realizes a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, appreciation of the underlying security owned by the Portfolio generally offsets, in whole or in part, any loss to the Portfolio resulting from the repurchase of a call option.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of options by the Portfolio depends on the ability of the Adviser to forecast correctly interest rate and market movements. For example, if the Portfolio were to write a call option based on the Adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Portfolio could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Portfolio were to write a put option based on the Adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Portfolio could be required to purchase the security upon exercise at a price higher than the current market price.

When the Portfolio purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Portfolio exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Portfolio will lose part or all of its investment in the option. This contrasts with an investment by the Portfolio in the underlying security, since the Portfolio will not realize a loss if the security's price does not change.

The effective use of options also depends on the Portfolio's ability to terminate option positions at times when the Adviser deems it desirable to do so. There is no assurance that the Portfolio will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the Portfolio could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events --such as volume in excess of trading or clearing capability-- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or an options clearing corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unit asset valuable, the Portfolio as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Portfolio, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the Portfolio could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Portfolio as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, an options clearing corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Portfolio as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If an options clearing corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The Portfolio, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

DEALER OPTIONS. The Portfolio may engage in transactions involving dealer options as well as exchange-traded options. Certain risks are specific to dealer options. While the Portfolio might look to an exchange's clearing corporation to exercise exchange-traded options, if the Portfolio purchases a dealer option it must rely on the selling dealer to perform if the Portfolio exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Portfolio can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when the Portfolio writes a dealer option, the Portfolio can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While the Portfolio will seek to enter into dealer options only with dealers who will agree to and can enter into closing transactions with the Portfolio, no assurance exists that the Portfolio will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Portfolio, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Portfolio may be unable to liquidate a dealer option. With respect to options written by the Portfolio, the inability to enter into a closing transaction may result in material losses to the Portfolio. For example, because the Portfolio must maintain a secured position with respect to any call option on a security it writes, the Portfolio may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Portfolio's ability to sell portfolio securities at a time when such sale might be advantageous.

The staff of the SEC takes the position that purchased dealer options are illiquid securities. The Portfolio may treat the cover used for written dealer options as liquid if the dealer agrees that the Portfolio may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, the Portfolios will treat dealer options as subject to the Portfolios' limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Portfolios will change their treatment of such instruments accordingly.

MASTER/FEEDER FUND STRUCTURE

Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Fund invests all of its investable assets in the Portfolio, a separately registered investment company. Accordingly, a shareholder's interest in the Portfolio's underlying investment securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in the Portfolio on the same terms and conditions and would pay a proportionate share of the Portfolio's expenses. However, other mutual fund or institutional investors in the Portfolio are not required to sell their shares at the same public offering price as the Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Fund should be aware that these differences would result in differences in returns experienced by the different mutual funds or institutional investors of the Portfolio. Such differences in return are also present in other mutual fund structures. In addition, a Master/Feeder Fund Structure may serve as an alternative for large, institutional investors in the Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund's current operational structure. The Master/Feeder Fund Structure may also allow the Fund to stabilize its expenses and achieve certain operational efficiencies. No assurance can be given, however, that the Master/Feeder Fund Structure will result in the Fund stabilizing its expenses or achieving greater operational efficiencies.

The Fund's methods of operation and shareholder services are not materially affected by its investment in the Portfolio, except that the assets of the Fund are managed as part of a larger pool of assets. Since the Fund invests all of its assets in the Portfolio, it holds only beneficial interests in the Portfolio; the Portfolio invests directly in individual securities of other issuers. The Fund otherwise continues its normal operation. The Board of Directors retains its right to withdraw the Fund's investment from the Portfolio at any time it determines that such withdrawal would be in the best interest of the Fund's shareholders; the Fund would then resume investing directly in individual securities of other issuers or invest in another portfolio of the Trust.

Certain changes in the Portfolio's objective, policies or restrictions may require the Company to withdraw the Fund's interest in the Portfolio. Any withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution ) from the Portfolio. The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio , the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. However, this possibility also exists for traditionally structured funds which have large or institutional investors.

Funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Company is requested to vote on matters pertaining to the Portfolio, the Company will hold a meeting of shareholders of the Fund and will cast all of its votes in the Portfolio in the same proportion as do the Fund's shareholders. Shares of the Fund for which no voting instructions have been received will be voted in the same proportion as those shares for which instructions are received.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

Unless otherwise noted, the Fund and the Portfolio have adopted and are subject to substantially identical fundamental investment restrictions. The investment restrictions of the Fund may be changed only with the approval of the holders of a majority of the Fund's outstanding voting securities. The investment restrictions of the Portfolio may be changed only with the approval of the holders of a majority of the Portfolio's outstanding voting securities.

1.   The Fund will not act as underwriter for securities of other issuers.

2.   The Fund will not make loans.

3. With respect to 50% of its total assets, the Fund will not invest in the securities of any issuer if as a result the Fund holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer. This investment restriction shall not apply to the Fund. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio

4. The Fund will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require the untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Fund may enter into futures contracts and related options.

5. The Fund will not invest more than 10% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio

6. The Fund will not invest in the securities of any one industry except the Internet and Internet-related industries, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's, if as a result, more than 20% of the Fund's total assets would be invested in the securities of such industries. Except during temporary defensive periods, at least 65% of the Fund's total assets will be invested in the securities of domestic and foreign companies that are engaged in the Internet and Internet-related activities. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio

7. The Fund will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Fund may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

8.   The Fund will not issue senior securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the portfolio securities held by the Portfolio will not constitute a violation of such limitation.

TEMPORARY INVESTMENTS
--------------------------------------------------------------------------------

Due to the changing nature of the Internet and related companies, the national economy and market conditions, the Fund or the Portfolio may, as a temporary defensive measure, invest without limitation, in short-term debt securities and money market securities with a rating of A2-P2 or higher.

In order to have funds available for redemption and investment opportunities, the Portfolio may also hold a portion of its assets in cash or U.S. short-term money market instruments. Certificates of deposit purchased by the Portfolio will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers' acceptances purchased by the Portfolio will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion. The Portfolio anticipates that not more than 10% of its total assets will be so invested or held in cash at any given time, except when the Portfolio is in a temporary defensive posture.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, both the Fund and the Portfolio must distribute substantially all of their net income to shareholders generally on an annual basis. Thus, the Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement. The Portfolio does not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.

MANAGEMENT OF THE FUND AND THE PORTFOLIO
--------------------------------------------------------------------------------

BOARD OF DIRECTORS/BOARD OF TRUSTEES

The management and affairs of the Fund and the Portfolio are supervised by the Board of Directors and Board of Trustees of the Company and the Trust, respectively. Each Board consists of the same eight individuals, five of whom are not "interested persons" of the Fund or the Portfolio as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Directors are fiduciaries for the Fund's shareholders and are governed by the laws of the State of Maryland in this regard. The Trustees are fiduciaries for the Portfolio's shareholders and are governed by the laws of the State of Delaware in this regard. Each Board establishes policies for the operation of the Fund and the Portfolio and appoints the officers who conduct the daily business of the Fund and the Portfolio. Officers and Directors/Trustees of the Company and the Trust are listed below with their addresses, present positions with the Company and Trust and principal occupations over at least the last five years.

----------------------------------- --------- ------------------------ -------------------------------------------
NAME AND ADDRESS                      AGE            POSITION                     PRINCIPAL OCCUPATION
                                                                               DURING THE PAST FIVE YEARS
----------------------------------- --------- ------------------------ -------------------------------------------
*Steven R. Samson                      45     President & Chairman     President and CEO, Kinetics Asset
25 Holly Place                                of the Boards            Management, Inc. (1999 to Present);
Briarcliff, NY  10510                                                  President, The Internet Fund, Inc. (1999
                                                                       to Present); Managing Director, Chase
                                                                       Manhattan Bank (1993 to 1999).
----------------------------------- --------- ------------------------ -------------------------------------------
*Kathleen Campbell                     34     Director/Trustee         Attorney, Campbell and Campbell,
68 East Hartsdale Avenue                                               Counselors-at-Law (1995 to Present).
Hartsdale, NY  10530
----------------------------------- --------- ------------------------ -------------------------------------------
*Murray Stahl                          46     Director/Trustee         President, Horizon Asset Management, an
30 Haights Cross Road                                                  investment adviser (1994 to Present).
Chappaqua, NY  10514
----------------------------------- --------- ------------------------ -------------------------------------------
Steven T. Russell                      36     Independent              Attorney and Counselor at Law,
146 Fairview Avenue                           Director/Independent     Steven Russell Law Firm (1994 to
Bayport, NY 11705                             Trustee                  Present); Professor of Business Law,
                                                                       Suffolk County Community College (1997 to
                                                                       Present).
----------------------------------- --------- ------------------------ -------------------------------------------
Douglas Cohen, C.P.A.                  36     Independent              Wagner, Awerma & Strinberg, LLP Certified
6 Saywood Lane                                Director/Independent     Public Accountant (1997 to present); Leon
Stonybrook, NY  11790                         Trustee                  D. Alpern & Co. (1985 to 1997)
----------------------------------- --------- ------------------------ -------------------------------------------
William J. Graham                      37     Independent              Attorney, Bracken & Margolin, LLP (1997
856 Hampshire Road                            Director/Independent     to Present).
Bayshore, NY  11706                           Trustee                  Gabor & Gabor (1995 to 1997)
----------------------------------- --------- ------------------------ -------------------------------------------
Joseph E. Breslin                      45     Independent              Senior Vice President, Marketing & Sales,
54 Woodland Drive                             Director/Independent     IBJ Whitehall Financial Group, a
Rye Brook, NY  10573                          Trustee                  financial services company (1999 to
                                                                       Present); formerly President, J.E.
                                                                       Breslin & Co., an investment management
                                                                       consulting firm (1994 to 1999).
----------------------------------- --------- ------------------------ -------------------------------------------
John J. Sullivan                       68     Independent              Retired; Senior Advisor, Long Term Credit
31 Hemlock Drive                              Director/Independent     Bank of Japan, Ltd.; Executive Vice
Sleepy Hollow, NY  10591                      Trustee                  President, LTCB Trust Company.
----------------------------------- --------- ------------------------ -------------------------------------------
Lee W. Schultheis                      43     Vice President &         Managing Director & COO of Kinetics Asset
54 Kelsey Ridge Road                          Treasurer of each of     Management (1999 to Present); President &
Freeport, ME  04032                           the Company and the      Director of Business. Development, Vista
                                              Trust                    Fund Distributors, Inc. (1995 to 1999);
                                                                       Managing Director, Forum Financial Group,
                                                                       a mutual fund services company.
----------------------------------- --------- ------------------------ -------------------------------------------

* "Interested persons" as defined in the 1940 Act.

COMPENSATION

For their service as Directors and Trustees of the Company and the Trust, respectively, the Independent Directors/Independent Trustees receive an aggregate fee of $15,000 per year and $1,000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. In addition, each committee chairman of the Company and the Trust (such as the Audit committee or Pricing committee) receives an additional fee of $5,000 per year for his service as chairman. The "interested persons" who serve as Directors and Trustees of the Company or the Trust receive no compensation for their service as Directors or Trustees. None of the executive officers receive compensation from the Fund or the Portfolio. The following tables provide compensation information for the Directors/Trustees for the year-ended December 31, 1999.

                                              KINETICS MUTUAL FUNDS, INC.
                                                   COMPENSATION TABLE
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
NAME AND POSITION            AGGREGATE         PENSION OR RETIREMENT      ESTIMATED ANNUAL    TOTAL COMPENSATION
                             COMPENSATION      BENEFITS ACCRUED AS        BENEFITS UPON       FROM FUND AND FUND
                             FROM FUND         PART OF FUND EXPENSES      RETIREMENT          COMPLEX PAID TO
                                                                                              DIRECTORS**
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Steven R. Samson*                  None                 None                   None                    None
Chairman and Director

Kathleen Campbell*                 None                 None                   None                    None
Director

Murray Stahl***                    None                 None                   None                   $3,844
Director

Steven T. Russell                  None                 None                   None                   $5,500
Independent Director

Douglas Cohen, CPA                 None                 None                   None                   $6,094
Independent Director

William J. Graham                  None                 None                   None                   $5,500
Independent Director

Joseph E. Breslin                  None                 None                   None                   $4,500
Independent Director

John J. Sullivan                   None                 None                   None                   $5,500
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------

* "Interested person" as defined under the 1940 Act.

**  Includes compensation paid by Kinetics Portfolios Trust

*** Murray Stahl became an "interested person" of the Fund (as defined under the 1940 Act) as of December 15, 1999. Previous to becoming an interested person, Mr. Stahl received $3844 as total compensation from the Fund and Fund complex for being an independent director.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------

The following table provides the name and address of any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund as of March 31, 2000 (a "principal shareholder"). A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.

-------------------------------- -------------------------- -------------------------- --------------------------
Name and Address                          Shares                   % Ownership             Type of Ownership
-------------------------------- -------------------------- -------------------------- --------------------------
National Financial Services             513,206.573                  21.27%                     Record
Corp.
200 Liberty St
New York, NY  10281

Charles Schwab & Co Inc                 427,478.683                  17.72%                     Record
101 Montgomery St
San Francisco, CA  94104

MANAGEMENT OWNERSHIP

As a group, the officers and directors of the Fund own less than 1% of the outstanding shares of the Fund.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Kinetics Asset Management, Inc. ("Kinetics" or the "Adviser") is a New York corporation that serves as the investment adviser to the Portfolio. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has over 24 years experience in the mutual funds and financial services industries. Mr. Lee Schultheis is the Chief Operating Officer of Kinetics and has more than 20 years experience in the mutual funds and financial services industries.

On April 25, 2000, the Board of the Trustees of the Trust, on behalf of the Portfolio, approved a management and advisory contract (the "Agreement") with Kinetics. This Agreement continues on a year-to-year basis provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Portfolio. In either event, it must also be approved by a majority of the trustees of the Portfolio who are neither parties to the Agreement nor "interested persons" as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Adviser's investment decisions are made subject to the direction and supervision of the Board of Trustees. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Portfolio's officers and the Trustees.

Under the Agreement, Kinetics furnishes investment advice to the Portfolio by continuously reviewing the portfolio and recommending to the Portfolio to what extent, securities should be purchased or disposed. Pursuant to the Agreement, the Adviser:

(1) renders research, statistical and advisory services to the Portfolio;
(2) makes specific recommendations based on the Portfolio's investment requirements;
(3) pays the salaries of those of the Portfolio's employees who may be officers or directors or employees of the investment adviser.

For these services, the Portfolio has agreed to pay to Kinetics an annual fee of 1.25% of the Portfolio's average daily net assets. All fees are computed on the average daily closing net asset value ("NAV") of the Portfolio and are payable monthly. The fee is higher than the fee paid by most other funds.

Kinetics has also entered into a Research Agreement with Horizon Assets Management, Inc. ("Horizon") for which it is solely responsible for the payment of all fees owing to Horizon.

Fees of the custodian, administrator, fund accountant and transfer agent are paid by the Fund or by the Portfolio or by the Fund and the Portfolio jointly, as more fully described below. The Fund pays all other expenses, including:

o fees and expenses of directors not affiliated with the Adviser;
o legal and accounting fees;
o interest, taxes, and brokerage commissions; and
o record keeping and the expense of operating its offices.

The Adviser receives a shareholder servicing fee from the Fund pursuant to a Shareholder Servicing Agreement in an amount equal to 0.25% of the Fund's average daily net assets. The Adviser is responsible for paying a portion of these shareholder servicing fees to various shareholder servicing agents which have a written shareholder servicing agreement with the Adviser and which perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Fund.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Kinetics also serves as Administrator of the Fund and the Portfolio. Under an Administrative Services Agreement with the Fund, Kinetics will be entitled to receive an annual administration fee equal to 0.05% of the Fund's average daily net assets and 0.10% of the Portfolio's average daily net assets of which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Portfolio by Firstar.

Firstar, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as the Fund's accountant and transfer agent. As such, Firstar provides certain shareholder services and record management services as well as acts as the Portfolio's dividend disbursement agent.

Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

|X| establish and maintain shareholders' accounts and records, |X| process purchase and redemption transactions, |X| process automatic investments of client account cash balances, |X| answer routine client inquiries regarding the Portfolio, |X| assist clients in changing dividend options, |X| account designations, and addresses, and |X| providing such other services as the Portfolio may reasonably request.

CUSTODIAN
--------------------------------------------------------------------------------

Firstar Bank, N.A. ("Firstar Bank") is custodian for the securities and cash of the Portfolio. Under a Custody Agreement, Firstar Bank holds the Portfolio's assets in safekeeping and keeps all necessary records and documents relating to its duties. Firstar Bank receives an annual fee equal to 0.010% of the Portfolio's average daily net assets with a minimum annual fee of $3,000.

Firstar Bank has also serves as custodian of the shares of beneficial interest of the Portfolio held by the Fund pursuant to a Sub-Custody Agreement under which Firstar Bank is responsible for the safekeeping of the Fund's shares of beneficial interest and all necessary records and documents relating to such shares.

CAPITALIZATION
--------------------------------------------------------------------------------

The authorized capitalization of the Kinetics Mutual Funds, Inc. consists of 1 billion shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable. Each holder of common stock has one vote for each share held. Voting rights are non-cumulative.

The authorized capitalization of Kinetics Portfolio Trust consists of 1 billion shares of beneficial interest of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable. Each holder of beneficial interest has one vote for each share held. Voting rights are non-cumulative.

VALUATION OF SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold on a continual basis at the NAV per share next computed following acceptance of an order by the Fund. The Fund's NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. EST) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Portfolio's investment securities are valued each day at the last quoted sales price on the securities principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees. The Portfolio may use independent pricing services to assist in calculating the NAV of the Portfolio's shares.

The Portfolio's investment securities that are listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Portfolio.

PURCHASING SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold in a continuous offering and may be purchased on any business day though authorized investment dealers or directly from the Fund. Except for the Fund itself, only investment dealers that have an effective sales agreement with the Fund are authorized to sell shares of the Fund.

STOCK CERTIFICATES AND CONFIRMATIONS

The Fund does not intend to issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder's address of record.

SPECIAL INCENTIVE PROGRAMS

At various times the Fund may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition program conforming to criteria established by the Fund, or participate in sales programs sponsored by the Fund. In addition, the Adviser, in its discretion may from time to time, pursuant to objective criteria established by the Adviser, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund. These program will not change the price you pay for your shares or the amount that the Fund will receive from such sale.

INVESTING THROUGH AUTHORIZED BROKERS OR DEALERS

The Fund may authorize one or more brokers to accept purchase orders on a shareholder's behalf. Brokers are authorized to designate intermediaries to accept orders on the Fund's behalf. An order is deemed to be received when an authorized broker or agent accepts the order. Orders will be priced at the Fund's NAV next computed after they are accepted by an authorized broker or agent.

If any authorized dealer receives an order of at least $1,000, the dealer may contact the Fund directly. Orders received by dealers by the close of trading on the NYSE on a business day that are transmitted to the Fund by 4:00 p.m. EST on that day will be effected at the NAV per share determined as of the close of trading on the NYSE on that day. Otherwise, the orders will be effected at the next determined NAV. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. EST.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

To redeem shares, shareholders may send a written request in "good order" to:

                         The Internet Global Growth Fund
                           Kinetics Mutual Funds, Inc.
                        c/o Firstar Mutual Fund Services
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                                 (800) 930-3828

A written request in "good order" to redeem shares must include:

|X| the shareholder's name,
|X| the name of the Fund,
|X| the account number,
|X| the share or dollar amount to be redeemed, and |X| signatures by all shareholders on the account.


The proceeds will be wired to the bank account of record or sent to the address of record within seven days.

If shareholders request redemption proceeds be sent to an address other than that on record with the funds or proceeds made payable other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

|X| a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;

|X| a member of the New York, Boston, American, Midwest, or Pacific Stock Exchange;

|X| a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or

|X| any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

BROKERAGE
--------------------------------------------------------------------------------

The Adviser requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price.

The Adviser selects brokers who, in addition to meeting primary requirements of execution and price, may furnish statistical or other factual information and services, which, in the opinion of the Adviser, are helpful or necessary to the Portfolio's normal operations. Information or services may include economic studies, industry studies, statistical analysis, corporate reports or other forms of assistance to the Portfolio or its Adviser. No effort is made to determine the value of these services or the amount they might have reduced expenses of the Adviser.

Other than set forth above, the Portfolio has no fixed policy, formula, method or criteria that it uses in allocating brokerage business to brokers furnishing these materials and services. The Board of Trustees evaluates and reviews the reasonableness of brokerage commissions paid semiannually.

TAXES
--------------------------------------------------------------------------------

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, has been and intends to continue to be relieved of federal income tax on the amounts distributed to shareholders. To qualify as a "regulated investment company" or "RIC" under Sub-Chapter M, the Fund (which is treated separately from each other series of the Company for these purposes), must distribute to its shareholders for each taxable year at least 90% of the Fund's taxable income (consisting generally of net investment income and net short-term capital gain) and must meet several additional requirements. Among these requirements are the following: (i) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the disposition of foreign currencies, interest and gains from securities transactions or other income; (ii) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities that were held for less than three months; and
(iii) at the close of each quarter, (a) at least 50% of the value of the Fund's total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (b) not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities) of any one issuer. The Fund (as an investor in the Portfolio) will be deemed to own a proportionate share of the Portfolio's assets and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies all the requirements described above to qualify as a RIC.

The Fund will be subject to a nondeductible 4% excise tax to the extent that it fails to distribute by the end of the calendar year substantially all of its ordinary income for that year and capital gain net income for the one year period ending on October 31 of that year, plus certain other amounts.

Distribution of any net long-term capital gains realized by the Fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Company's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the NAV of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

TOTAL RETURN

Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

CUMULATIVE TOTAL RETURN

Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

YIELD

Annualized yield quotations used in the Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the NAV per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD =  2[(A-B + 1)6 - 1]
                     ---
                     c-d

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and "d" equals the maximum offering price per share on the last day of the period.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

OTHER INFORMATION

The Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Fund may advertise the performance of registered investment companies or private accounts that have investment objectives, policies and strategies substantially similar to those of the Fund.

COMPARISON OF FUND PERFORMANCE

The performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor th performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

The Fund may from time to time use the following unmanaged indices for performance comparison purposes:

o S&P 500 - The S&P 500 is an index of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P
500. Changes are made by Standard & Poor's as needed.

o NASDAQ Composite - The NASDAQ Composite Index is a broad-based capitalization
- weighted index of all NASDAQ stocks.

INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

McCurdy and Associates, CPA's, Inc., 27995 Clemens Road, Westlake, Ohio 44145, serves as the Fund's independent auditors, whose services include examination of the Fund's financial statements and the performance of other related audit and tax services.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

There is no annual report available at this time.

APPENDIX
--------------------------------------------------------------------------------

STANDARD & POOR'S ("S&P") CORPORATE BOND RATING DEFINITIONS

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING DEFINITIONS

AAA-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

BAA-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC. BOND RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.





                         THE INTERNET NEW PARADIGM FUND
                     a series of Kinetics Mutual Funds, Inc.
                             1311 Mamaroneck Avenue
                          White Plains, New York 10605
                                 (800) 930-3828

                                   May 1, 2000

                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information ("SAI") provides general information about the Internet New Paradigm Fund (the "Fund") and the Internet New Paradigm Portfolio (the "Portfolio"). The Fund is a series of Kinetics Mutual Funds, Inc. (the "Company"), a Maryland corporation. The Portfolio is a series of Kinetics Portfolios Trust. (the "Trust"), a Delaware business trust. This SAI is not a prospectus and should be read in conjunction with the Fund's current Prospectus date May 1, 2000, as supplemented and amended from time to time, which is incorporated hereto by reference. To obtain a copy of the Prospectus, please write the Fund at the address set forth above or call the telephone number shown above.

The Fund, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks its investment objective by investing all of its investable assets in the Portfolio. The Portfolio is an open-end non-diversified investment company with investment objectives, strategies and policies that are substantially identical to those of the Fund. To obtain a copy of the Prospectus and SAI of the Portfolio dated May 1, 2000 providing general information about the Portfolio, which is incorporated hereto by reference, please write the Portfolio at the address set forth above or call the telephone number shown above.

                         THE INTERNET NEW PARADIGM FUND


The Fund......................................................................1
Investment Objective, Strategies, and Risks...................................1
Investment Policies and Associated Risks......................................1
Investment Restrictions.......................................................7
Temporary Investments.........................................................8
Portfolio Turnover............................................................8
Management of the Fund and the Portfolio......................................8
Control Persons and Principal Holders of Securities...........................10
Investment Adviser............................................................11
Administrative Services.......................................................12
Custodian.....................................................................13
Capitalization................................................................13
Valuation of Shares...........................................................13
Purchasing Shares.............................................................14
Redemption of Shares..........................................................15
Brokerage.....................................................................15
Taxes.........................................................................16
Performance Information.......................................................17
Independent Auditors..........................................................18
Financial Statements..........................................................18
Appendix......................................................................19

THE FUND
--------------------------------------------------------------------------------

The Fund is a series of Kinetics Mutual Funds, Inc., a Maryland corporation, incorporated on March 26, 1999. The Fund's principal office is located at 1311 Mamaroneck Avenue, White Plains, New York 10605. The Fund is a non-diversified, open-end management investment company.

INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

The Fund's primary investment objective is long-term growth of capital. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in securities of companies that provide products or services designed for the Internet. This Fund should not be used as a trading vehicle.

INVESTMENT POLICIES AND ASSOCIATED RISKS
--------------------------------------------------------------------------------

The Fund's and the Portfolio's investment policies and risks are substantially identical. The following paragraphs provide a more detailed description of the Fund's and Portfolio's investment policies and risks identified in the Prospectus. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Directors of the Fund and the Board of Trustees of the Trust, respectively.

COMMON AND PREFERRED STOCK

Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preference stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

CONVERTIBLE DEBT SECURITIES

The Portfolio may invest in debt securities convertible into common stocks. Debt purchased by the Portfolio will consist of obligations of medium-grade or higher, having at least adequate capacity to pay interest and repay principal. Non-convertible debt obligations will be rated BBB or higher by S&P, or Baa or higher by Moody's. Convertible debt obligations will be rated B or higher by S&P or B or higher by Moody's. Securities rated Baa by Moody's are considered by Moody's to be medium-grade securities and have adequate capacity to pay principal and interest. Bonds in the lowest investment grade category (BBB) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities rated B are referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. See "Appendix" to this Statement of Additional Information for a description of debt security ratings.

FIXED-INCOME SECURITIES

The fixed-income securities in which the Portfolio may invest are generally subject to two kinds of risk: credit risk and market risk.

CREDIT RISK relates to the ability of the issuer to meet interest and principal payments, as they come due. The ratings given a security by Moody's and S&P provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Portfolio assets invested in unrated or lower-grade securities, while intended to increase the yield produced by those assets, will also increase the credit risk to which those assets are subject.

MARKET RISK relates to the fact that the market values of securities in which the Portfolio may invest generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium- and lower-rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wilder fluctuations in yields and market values than higher-rated securities. Medium-rated securities (those rated Baa or BBB) have speculative characteristics while lower-rated securities are predominantly speculative. The Portfolio is not required to dispose of debt securities whose ratings are downgraded below these ratings subsequent to the Portfolio's purchase of the securities. Relying in part on ratings assigned by credit agencies in making investments will not protect the Portfolio from the risk that fixed-income securities in which the Portfolio invests will decline in value, since credit ratings represent evaluations of the safety of principal, dividend and interest payments on preferred stocks and debt securities, not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

At no time will the Portfolio have more than 5% of its total assets invested in any fixed-income securities that are unrated or rated below investment grade either at the time of purchase or as a result of a reduction in rating after purchase.

DEPOSITARY RECEIPTS. The Portfolio may invest in American Depositary Receipts ("ADRs") or other forms of depositary receipts, such as International Depositary Receipts ("IDRs"). Depositary receipts are typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Investments in these types of securities involve certain inherent risks generally associated with investments in foreign securities, including the following:

         POLITICAL AND ECONOMIC FACTORS. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

         CURRENCY FLUCTUATIONS. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR's underlying portfolio securities denominated in that currency. Such changes will affect the Portfolio to the extent that the Portfolio is invested in ADR's comprised of foreign securities.

         TAXES. The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Portfolio and that may, ultimately, be available for distribution to the Portfolio's and Fund's shareholders.

OPTIONS TRANSACTIONS

Most mutual funds that use option strategies to hedge portfolio positions do not depend solely on the option profit or loss to justify the use of options, because such funds also take into account the profit or loss of the underlying securities. A more detailed discussion of writing covered and uncovered options on securities generally and the investment risks associated with such investments is set forth below.

PURCHASING PUT AND CALL OPTIONS. The Portfolio may purchase put and call options on securities eligible for purchase by the Portfolio and the Fund and on securities indices. Put and call options are derivative securities traded on U.S. exchanges. If the Portfolio purchases a put option, it acquires the right to sell the underlying security or index value at a specified price at any time during the term of the option. If the Portfolio purchases a call option, it acquires the right to purchase the underlying security or index value at a specified price at any time during the term of the option. Prior to exercise or expiration, the Portfolio may sell an option when through a "closing sale transaction," which is accomplished by selling an option of the same series as the option previously purchased. The Portfolio generally will purchase only those options for which the investment adviser believes there is an active secondary market to facilitate closing transactions.

The Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Portfolio, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

The Portfolio will purchase put options to hedge against a decrease in the price of securities it holds. Such hedge protection is provided during the life of the put option since the Portfolio, as the holder of the put option, is able to sell the underlying security at the exercise price regardless of any decrease in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decrease sufficiently below the exercise price to cover the premium and transaction costs.

WRITING CALL OPTIONS. The Portfolio may write covered call options on securities eligible for purchase by the Portfolio. A call option is "covered" if the Portfolio owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, it may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit the Portfolio to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction allows the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Portfolio. If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

The Portfolio realizes a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. The Portfolio realizes a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, appreciation of the underlying security owned by the Portfolio generally offsets, in whole or in part, any loss to the Portfolio resulting from the repurchase of a call option.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of options by the Portfolio depends on the ability of the Adviser to forecast correctly interest rate and market movements. For example, if the Portfolio were to write a call option based on the Adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Portfolio could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Portfolio were to write a put option based on the Adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Portfolio could be required to purchase the security upon exercise at a price higher than the current market price.

When the Portfolio purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Portfolio exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Portfolio will lose part or all of its investment in the option. This contrasts with an investment by the Portfolio in the underlying security, since the Portfolio will not realize a loss if the security's price does not change.

The effective use of options also depends on the Portfolio's ability to terminate option positions at times when the Adviser deems it desirable to do so. There is no assurance that the Portfolio will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the Portfolio could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events --such as volume in excess of trading or clearing capability-- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or an options clearing corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unit asset valuable, the Portfolio as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Portfolio, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the Portfolio could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Portfolio as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, an options clearing corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Portfolio as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If an options clearing corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The Portfolio, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

DEALER OPTIONS. The Portfolio may engage in transactions involving dealer options as well as exchange-traded options. Certain risks are specific to dealer options. While the Portfolio might look to an exchange's clearing corporation to exercise exchange-traded options, if the Portfolio purchases a dealer option it must rely on the selling dealer to perform if the Portfolio exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Portfolio can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when the Portfolio writes a dealer option, the Portfolio can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While the Portfolio will seek to enter into dealer options only with dealers who will agree to and can enter into closing transactions with the Portfolio, no assurance exists that the Portfolio will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Portfolio, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Portfolio may be unable to liquidate a dealer option. With respect to options written by the Portfolio, the inability to enter into a closing transaction may result in material losses to the Portfolio. For example, because the Portfolio must maintain a secured position with respect to any call option on a security it writes, the Portfolio may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Portfolio's ability to sell portfolio securities at a time when such sale might be advantageous.

The staff of the SEC takes the position that purchased dealer options are illiquid securities. The Portfolio may treat the cover used for written dealer options as liquid if the dealer agrees that the Portfolio may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, the Portfolios will treat dealer options as subject to the Portfolios' limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Portfolios will change their treatment of such instruments accordingly.

MASTER/FEEDER FUND STRUCTURE

Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Fund invests all of its investable assets in the Portfolio, a separately registered investment company. Accordingly, a shareholder's interest in the Portfolio's underlying investment securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in the Portfolio on the same terms and conditions and would pay a proportionate share of the Portfolio's expenses. However, other mutual fund or institutional investors in the Portfolio are not required to sell their shares at the same public offering price as the Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Fund should be aware that these differences would result in differences in returns experienced by the different mutual funds or institutional investors of the Portfolio. Such differences in return are also present in other mutual fund structures. In addition, a Master/Feeder Fund Structure may serve as an alternative for large, institutional investors in the Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund's current operational structure. The Master/Feeder Fund Structure may also allow the Fund to stabilize its expenses and achieve certain operational efficiencies. No assurance can be given, however, that the Master/Feeder Fund Structure will result in the Fund stabilizing its expenses or achieving greater operational efficiencies.

The Fund's methods of operation and shareholder services are not materially affected by its investment in the Portfolio, except that the assets of the Fund are managed as part of a larger pool of assets. Since the Fund invests all of its assets in the Portfolio, it holds only beneficial interests in the Portfolio; the Portfolio invests directly in individual securities of other issuers. The Fund otherwise continues its normal operation. The Board of Directors retains its right to withdraw the Fund's investment from the Portfolio at any time it determines that such withdrawal would be in the best interest of the Fund's shareholders; the Fund would then resume investing directly in individual securities of other issuers or invest in another portfolio of the Trust.

Certain changes in the Portfolio's objective, policies or restrictions may require the Company to withdraw the Fund's interest in the Portfolio. Any withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution ) from the Portfolio. The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio , the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. However, this possibility also exists for traditionally structured funds which have large or institutional investors.

Funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Company is requested to vote on matters pertaining to the Portfolio, the Company will hold a meeting of shareholders of the Fund and will cast all of its votes in the Portfolio in the same proportion as do the Fund's shareholders. Shares of the Fund for which no voting instructions have been received will be voted in the same proportion as those shares for which instructions are received.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

Unless otherwise noted, the Fund and the Portfolio have adopted and are subject to substantially identical fundamental investment restrictions. The investment restrictions of the Fund may be changed only with the approval of the holders of a majority of the Fund's outstanding voting securities. The investment restrictions of the Portfolio may be changed only with the approval of the holders of a majority of the Portfolio's outstanding voting securities.

1.   The Fund will not act as underwriter for securities of other issuers.

2.   The Fund will not make loans.

3. With respect to 50% of its total assets, the Fund will not invest in the securities of any issuer if as a result the Fund holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer. This investment restriction shall not apply to the Fund. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio

4. The Fund will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require the untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Fund may enter into futures contracts and related options.

5. The Fund will not invest more than 10% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio

6. The Fund will not invest in the securities of any one industry except the Internet and Internet-related industries, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's, if as a result, more than 20% of the Fund's total assets would be invested in the securities of such industries. Except during temporary defensive periods, at least 65% of the Fund's total assets will be invested in the securities of domestic and foreign companies that are engaged in the Internet and Internet-related activities. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio

7. The Fund will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Fund may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

8.   The Fund will not issue senior securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the portfolio securities held by the Portfolio will not constitute a violation of such limitation.

TEMPORARY INVESTMENTS
--------------------------------------------------------------------------------

Due to the changing nature of the Internet and related companies, the national economy and market conditions, the Fund or the Portfolio may, as a temporary defensive measure, invest without limitation, in short-term debt securities and money market securities with a rating of A2-P2 or higher.

In order to have funds available for redemption and investment opportunities, the Portfolio may also hold a portion of its assets in cash or U.S. short-term money market instruments. Certificates of deposit purchased by the Portfolio will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers' acceptances purchased by the Portfolio will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion. The Portfolio anticipates that not more than 10% of its total assets will be so invested or held in cash at any given time, except when the Portfolio is in a temporary defensive posture.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, both the Fund and the Portfolio must distribute substantially all of their net income to shareholders generally on an annual basis. Thus, the Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement. The Portfolio does not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.

MANAGEMENT OF THE FUND AND THE PORTFOLIO
--------------------------------------------------------------------------------

BOARD OF DIRECTORS/BOARD OF TRUSTEES

The management and affairs of the Fund and the Portfolio are supervised by the Board of Directors and Board of Trustees of the Company and the Trust, respectively. Each Board consists of the same eight individuals, five of whom are not "interested persons" of the Fund or the Portfolio as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Directors are fiduciaries for the Fund's shareholders and are governed by the laws of the State of Maryland in this regard. The Trustees are fiduciaries for the Portfolio's shareholders and are governed by the laws of the State of Delaware in this regard. Each Board establishes policies for the operation of the Fund and the Portfolio and appoints the officers who conduct the daily business of the Fund and the Portfolio. Officers and Directors/Trustees of the Company and the Trust are listed below with their addresses, present positions with the Company and Trust and principal occupations over at least the last five years.

----------------------------------- --------- ------------------------ -------------------------------------------
NAME AND ADDRESS                      AGE            POSITION                     PRINCIPAL OCCUPATION
                                                                               DURING THE PAST FIVE YEARS
----------------------------------- --------- ------------------------ -------------------------------------------
*Steven R. Samson                      45     President & Chairman     President and CEO, Kinetics Asset
25 Holly Place                                of the Boards            Management, Inc. (1999 to Present);
Briarcliff, NY  10510                                                  President, The Internet Fund, Inc. (1999
                                                                       to Present); Managing Director, Chase
                                                                       Manhattan Bank (1993 to 1999).
----------------------------------- --------- ------------------------ -------------------------------------------
*Kathleen Campbell                     34     Director/Trustee         Attorney, Campbell and Campbell,
68 East Hartsdale Avenue                                               Counselors-at-Law (1995 to Present).
Hartsdale, NY  10530
----------------------------------- --------- ------------------------ -------------------------------------------
*Murray Stahl                          46     Director/Trustee         President, Horizon Asset Management, an
30 Haights Cross Road                                                  investment adviser (1994 to Present).
Chappaqua, NY  10514
----------------------------------- --------- ------------------------ -------------------------------------------
Steven T. Russell                      36     Independent              Attorney and Counselor at Law,
146 Fairview Avenue                           Director/Independent     Steven Russell Law Firm (1994 to
Bayport, NY 11705                             Trustee                  Present); Professor of Business Law,
                                                                       Suffolk County Community College (1997 to
                                                                       Present).
----------------------------------- --------- ------------------------ -------------------------------------------
Douglas Cohen, C.P.A.                  36     Independent              Wagner, Awerma & Strinberg, LLP Certified
6 Saywood Lane                                Director/Independent     Public Accountant (1997 to present); Leon
Stonybrook, NY  11790                         Trustee                  D. Alpern & Co. (1985 to 1997)
----------------------------------- --------- ------------------------ -------------------------------------------
William J. Graham                      37     Independent              Attorney, Bracken & Margolin, LLP (1997
856 Hampshire Road                            Director/Independent     to Present).
Bayshore, NY  11706                           Trustee                  Gabor & Gabor (1995 to 1997)
----------------------------------- --------- ------------------------ -------------------------------------------
Joseph E. Breslin                      45     Independent              Senior Vice President, Marketing & Sales,
54 Woodland Drive                             Director/Independent     IBJ Whitehall Financial Group, a
Rye Brook, NY  10573                          Trustee                  financial services company (1999 to
                                                                       Present); formerly President, J.E.
                                                                       Breslin & Co., an investment management
                                                                       consulting firm (1994 to 1999).
----------------------------------- --------- ------------------------ -------------------------------------------
John J. Sullivan                       68     Independent              Retired; Senior Advisor, Long Term Credit
31 Hemlock Drive                              Director/Independent     Bank of Japan, Ltd.; Executive Vice
Sleepy Hollow, NY  10591                      Trustee                  President, LTCB Trust Company.
----------------------------------- --------- ------------------------ -------------------------------------------
Lee W. Schultheis                      43     Vice President &         Managing Director & COO of Kinetics Asset
54 Kelsey Ridge Road                          Treasurer of each of     Management (1999 to Present); President &
Freeport, ME  04032                           the Company and the      Director of Business. Development, Vista
                                              Trust                    Fund Distributors, Inc. (1995 to 1999);
                                                                       Managing Director, Forum Financial Group,
                                                                       a mutual fund services company.
----------------------------------- --------- ------------------------ -------------------------------------------

* "Interested persons" as defined in the 1940 Act.

COMPENSATION

For their service as Directors and Trustees of the Company and the Trust, respectively, the Independent Directors/Independent Trustees receive an aggregate fee of $15,000 per year and $1,000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. In addition, each committee chairman of the Company and the Trust (such as the Audit committee or Pricing committee) receives an additional fee of $5,000 per year for his service as chairman. The "interested persons" who serve as Directors and Trustees of the Company or the Trust receive no compensation for their service as Directors or Trustees. None of the executive officers receive compensation from the Fund or the Portfolio. The following tables provide compensation information for the Directors/Trustees for the year-ended December 31, 1999..

                                                 KINETICS MUTUAL FUNDS, INC.
                                                     COMPENSATION TABLE
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
NAME AND POSITION            AGGREGATE         PENSION OR RETIREMENT      ESTIMATED ANNUAL    TOTAL COMPENSATION
                             COMPENSATION      BENEFITS ACCRUED AS        BENEFITS UPON       FROM FUND AND FUND
                             FROM FUND         PART OF FUND EXPENSES      RETIREMENT          COMPLEX PAID TO
                                                                                              DIRECTORS**
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Steven R. Samson*                  None                 None                   None                    None
Chairman and Director

Kathleen Campbell*                 None                 None                   None                    None
Director

Murray Stahl***                    None                 None                   None                   $3,844
Director

Steven T. Russell                  None                 None                   None                   $5,500
Independent Director

Douglas Cohen, CPA                 None                 None                   None                   $6,094
Independent Director

William J. Graham                  None                 None                   None                   $5,500
Independent Director

Joseph E. Breslin                  None                 None                   None                   $4,500
Independent Director

John J. Sullivan                   None                 None                   None                   $5,500
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------

* "Interested person" as defined under the 1940 Act.

**  Includes compensation paid by Kinetics Portfolios Trust

*** Murray Stahl became an "interested person" of the Fund (as defined under the 1940 Act) as of December 15, 1999. Previous to becoming an interested person, Mr. Stahl received $3844 as total compensation from the Fund and Fund complex for being an independent director.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------
The following table provides the name and address of any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund as of March 31, 2000 (a "principal shareholder"). A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.

-------------------------------- -------------------------- -------------------------- --------------------------
Name and Address                          Shares                   % Ownership             Type of Ownership
-------------------------------- -------------------------- -------------------------- --------------------------
National Financial Services             74,365.354                   21.66%                     Record
Corp.
200 Liberty St
New York, NY  10281

Charles Schwab & Co Inc                 35,085.884                   10.22%                     Record
101 Montgomery St
San Francisco, CA  94104

MANAGEMENT OWNERSHIP

As a group, the officers and directors of the Fund own less than 1% of the outstanding shares of the Fund.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Kinetics Asset Management, Inc. ("Kinetics" or the "Adviser") is a New York corporation that serves as the investment adviser to the Portfolio. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has over 24 years experience in the mutual funds and financial services industries. Mr. Lee Schultheis is the Chief Operating Officer of Kinetics and has more than 20 years experience in the mutual funds and financial services industries.

On April 25, 2000, the Board of the Trustees of the Trust, on behalf of the Portfolio, approved a management and advisory contract (the "Agreement") with Kinetics. This Agreement continues on a year-to-year basis provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Portfolio. In either event, it must also be approved by a majority of the trustees of the Portfolio who are neither parties to the Agreement nor "interested persons" as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Adviser's investment decisions are made subject to the direction and supervision of the Board of Trustees. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Portfolio's officers and the Trustees.

Under the Agreement, Kinetics furnishes investment advice to the Portfolio by continuously reviewing the portfolio and recommending to the Portfolio to what extent, securities should be purchased or disposed. Pursuant to the Agreement, the Adviser:

(1) renders research, statistical and advisory services to the Portfolio;
(2) makes specific recommendations based on the Portfolio's investment requirements;
(3) pays the salaries of those of the Portfolio's employees who may be officers or directors or employees of the investment adviser.

For these services, the Portfolio has agreed to pay to Kinetics an annual fee of 1.25% of the Portfolio's average daily net assets. All fees are computed on the average daily closing net asset value ("NAV") of the Portfolio and are payable monthly. The fee is higher than the fee paid by most other funds.

Kinetics has also entered into a Research Agreement with Horizon Assets Management, Inc. ("Horizon") for which it is solely responsible for the payment of all fees owing to Horizon.

Fees of the custodian, administrator, fund accountant and transfer agent are paid by the Fund or by the Portfolio or by the Fund and the Portfolio jointly, as more fully described below. The Fund pays all other expenses, including:

o fees and expenses of directors not affiliated with the Adviser;
o legal and accounting fees;
o interest, taxes, and brokerage commissions; and
o record keeping and the expense of operating its offices.

The Adviser receives a shareholder servicing fee from the Fund pursuant to a Shareholder Servicing Agreement in an amount equal to 0.25% of the Fund's average daily net assets. The Adviser is responsible for paying a portion of these shareholder servicing fees to various shareholder servicing agents which have a written shareholder servicing agreement with the Adviser and which perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Fund.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Kinetics also serves as Administrator of the Fund and the Portfolio. Under an Administrative Services Agreement with the Fund, Kinetics will be entitled to receive an annual administration fee equal to 0.05% of the Fund's average daily net assets and 0.10% of the Portfolio's average daily net assets of which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Portfolio by Firstar.

Firstar, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as the Fund's accountant and transfer agent. As such, Firstar provides certain shareholder services and record management services as well as acts as the Portfolio's dividend disbursement agent.

Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

|X| establish and maintain shareholders' accounts and records, |X| process purchase and redemption transactions, |X| process automatic investments of client account cash balances, |X| answer routine client inquiries regarding the Portfolio, |X| assist clients in changing dividend options, |X| account designations, and addresses, and |X| providing such other services as the Portfolio may reasonably request.

CUSTODIAN
--------------------------------------------------------------------------------

Firstar Bank, N.A. ("Firstar Bank") is custodian for the securities and cash of the Portfolio. Under a Custody Agreement, Firstar Bank holds the Portfolio's assets in safekeeping and keeps all necessary records and documents relating to its duties. Firstar Bank receives an annual fee equal to 0.010% of the Portfolio's average daily net assets with a minimum annual fee of $3,000.

Firstar Bank has also serves as custodian of the shares of beneficial interest of the Portfolio held by the Fund pursuant to a Sub-Custody Agreement under which Firstar Bank is responsible for the safekeeping of the Fund's shares of beneficial interest and all necessary records and documents relating to such shares.

CAPITALIZATION
--------------------------------------------------------------------------------

The authorized capitalization of the Kinetics Mutual Funds, Inc. consists of 1 billion shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable. Each holder of common stock has one vote for each share held. Voting rights are non-cumulative.

The authorized capitalization of Kinetics Portfolio Trust consists of 1 billion shares of beneficial interest of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable. Each holder of beneficial interest has one vote for each share held. Voting rights are non-cumulative.

VALUATION OF SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold on a continual basis at the NAV per share next computed following acceptance of an order by the Fund. The Fund's NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. EST) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Portfolio's investment securities are valued each day at the last quoted sales price on the securities principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees. The Portfolio may use independent pricing services to assist in calculating the NAV of the Portfolio's shares.

The Portfolio's investment securities that are listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Portfolio.

PURCHASING SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold in a continuous offering and may be purchased on any business day though authorized investment dealers or directly from the Fund. Except for the Fund itself, only investment dealers that have an effective sales agreement with the Fund are authorized to sell shares of the Fund.

STOCK CERTIFICATES AND CONFIRMATIONS

The Fund does not intend to issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder's address of record.

SPECIAL INCENTIVE PROGRAMS

At various times the Fund may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition program conforming to criteria established by the Fund, or participate in sales programs sponsored by the Fund. In addition, the Adviser, in its discretion may from time to time, pursuant to objective criteria established by the Adviser, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund. These program will not change the price you pay for your shares or the amount that the Fund will receive from such sale.

INVESTING THROUGH AUTHORIZED BROKERS OR DEALERS

The Fund may authorize one or more brokers to accept purchase orders on a shareholder's behalf. Brokers are authorized to designate intermediaries to accept orders on the Fund's behalf. An order is deemed to be received when an authorized broker or agent accepts the order. Orders will be priced at the Fund's NAV next computed after they are accepted by an authorized broker or agent.

If any authorized dealer receives an order of at least $1,000, the dealer may contact the Fund directly. Orders received by dealers by the close of trading on the NYSE on a business day that are transmitted to the Fund by 4:00 p.m. EST on that day will be effected at the NAV per share determined as of the close of trading on the NYSE on that day. Otherwise, the orders will be effected at the next determined NAV. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. EST.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

To redeem shares, shareholders may send a written request in "good order" to:

                         The Internet New Paradigm Fund
                           Kinetics Mutual Funds, Inc.
                        c/o Firstar Mutual Fund Services
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701

                                 (800) 930-3828

A written request in "good order" to redeem shares must include:

|X| the shareholder's name,
|X| the name of the Fund,
|X| the account number,
|X| the share or dollar amount to be redeemed, and |X| signatures by all shareholders on the account.


The proceeds will be wired to the bank account of record or sent to the address of record within seven days.

If shareholders request redemption proceeds be sent to an address other than that on record with the funds or proceeds made payable other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

|X| a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;

|X| a member of the New York, Boston, American, Midwest, or Pacific Stock Exchange;

|X| a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or

|X| any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

BROKERAGE
--------------------------------------------------------------------------------

The Adviser requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price.

The Adviser selects brokers who, in addition to meeting primary requirements of execution and price, may furnish statistical or other factual information and services, which, in the opinion of the Adviser, are helpful or necessary to the Portfolio's normal operations. Information or services may include economic studies, industry studies, statistical analysis, corporate reports or other forms of assistance to the Portfolio or its Adviser. No effort is made to determine the value of these services or the amount they might have reduced expenses of the Adviser.

Other than set forth above, the Portfolio has no fixed policy, formula, method or criteria that it uses in allocating brokerage business to brokers furnishing these materials and services. The Board of Trustees evaluates and reviews the reasonableness of brokerage commissions paid semiannually.

TAXES
--------------------------------------------------------------------------------

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, has been and intends to continue to be relieved of federal income tax on the amounts distributed to shareholders. To qualify as a "regulated investment company" or "RIC" under Sub-Chapter M, the Fund (which is treated separately from each other series of the Company for these purposes), must distribute to its shareholders for each taxable year at least 90% of the Fund's taxable income (consisting generally of net investment income and net short-term capital gain) and must meet several additional requirements. Among these requirements are the following: (i) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the disposition of foreign currencies, interest and gains from securities transactions or other income; (ii) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities that were held for less than three months; and
(iii) at the close of each quarter, (a) at least 50% of the value of the Fund's total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (b) not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities) of any one issuer. The Fund (as an investor in the Portfolio) will be deemed to own a proportionate share of the Portfolio's assets and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies all the requirements described above to qualify as a RIC.

The Fund will be subject to a nondeductible 4% excise tax to the extent that it fails to distribute by the end of the calendar year substantially all of its ordinary income for that year and capital gain net income for the one year period ending on October 31 of that year, plus certain other amounts.

Distribution of any net long-term capital gains realized by the Fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Company's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the NAV of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

TOTAL RETURN

Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

CUMULATIVE TOTAL RETURN

Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

YIELD

Annualized yield quotations used in the Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the NAV per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD =  2[(A-B + 1)6 - 1]
                     ---
                     c-d

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and "d" equals the maximum offering price per share on the last day of the period.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

OTHER INFORMATION

The Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Fund may advertise the performance of registered investment companies or private accounts that have investment objectives, policies and strategies substantially similar to those of the Fund.

COMPARISON OF FUND PERFORMANCE

The performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

The Fund may from time to time use the following unmanaged indices for performance comparison purposes:

o S&P 500 - The S&P 500 is an index of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P
500. Changes are made by Standard & Poor's as needed.

o NASDAQ Composite - The NASDAQ Composite Index is a broad-based capitalization - weighted index of all NASDAQ stocks.

INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

McCurdy and Associates, CPA's, Inc., 27995 Clemens Road, Westlake, Ohio 44145, serves as the Fund's independent auditors, whose services include examination of the Fund's financial statements and the performance of other related audit and tax services.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

There is no annual report available at this time.

APPENDIX
--------------------------------------------------------------------------------

STANDARD & POOR'S ("S&P") CORPORATE BOND RATING DEFINITIONS

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING DEFINITIONS

AAA-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

BAA-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC. BOND RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.



                                THE MEDICAL FUND
                     a series of Kinetics Mutual Funds, Inc.
                             1311 Mamaroneck Avenue
                          White Plains, New York 10605
                                 (800) 930-3828

                                   May 1, 2000

                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information ("SAI") provides general information about the Medical Fund (the "Fund") and the Medical Portfolio (the "Portfolio"). The Fund is a series of Kinetics Mutual Funds, Inc. (the "Company"), a Maryland corporation. The Portfolio is a series of Kinetics Portfolio Trust. (the "Trust"), a Delaware business trust. This SAI is not a prospectus and should be read in conjunction with the Fund's current Prospectus dated May 1, 2000, as supplemented and amended from time to time, which is incorporated hereto by reference. To obtain a copy of the Prospectus, please write the Fund at the address set forth above or call the telephone number shown above.

The Fund, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks its investment objective by investing all of its investable assets in the Portfolio. The Portfolio is an open-end non-diversified investment company with investment objectives, strategies and policies that are substantially identical to those of the Fund. To obtain a copy of the Prospectus and SAI of the Portfolio dated May 1, 2000 providing general information about the Portfolio, which is incorporated hereto by reference, please write the Portfolio at the address set forth above or call the telephone number shown above.

                                THE MEDICAL FUND


The Fund......................................................................1
Investment Objective, Strategies, and Risks...................................1
Investment Policies and Associated Risks......................................1
Investment Restrictions.......................................................7
Temporary Investments.........................................................8
Portfolio Turnover............................................................8
Management of the Fund and the Portfolio......................................8
Control Persons and Principal Holders of Securities...........................11
Investment Adviser............................................................11
Administrative Services.......................................................12
Custodian.....................................................................13
Capitalization................................................................13
Valuation of Shares...........................................................13
Purchasing Shares.............................................................14
Redemption of Shares..........................................................15
Brokerage.....................................................................16
Taxes.........................................................................16
Performance Information.......................................................17
Independent Auditors..........................................................18
Financial Statements..........................................................19
Appendix......................................................................20

THE FUND
--------------------------------------------------------------------------------

The Fund is a series of Kinetics Mutual Funds, Inc., a Maryland corporation, incorporated on March 26, 1999. The Fund's principal office is located at 1311 Mamaroneck Avenue, White Plains, New York 10605. The Fund is a non-diversified, open-end management investment company.


INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

The Fund's primary investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in securities of domestic and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development. . The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. This Fund should not be used as a trading vehicle.

INVESTMENT POLICIES AND ASSOCIATED RISKS
--------------------------------------------------------------------------------

The Fund's and the Portfolio's investment policies and risks are substantially identical. The following paragraphs provide a more detailed description of the Fund's and Portfolio's investment policies and risks identified in the Prospectus. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Directors of the Fund and the Board of Trustees of the Trust, respectively.

COMMON AND PREFERRED STOCK

Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preference stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

CONVERTIBLE DEBT SECURITIES

The Portfolio may invest in debt securities convertible into common stocks. Debt purchased by the Portfolio will consist of obligations of medium-grade or higher, having at least adequate capacity to pay interest and repay principal. Non-convertible debt obligations will be rated BBB or higher by S&P, or Baa or higher by Moody's. Convertible debt obligations will be rated B or higher by S&P or B or higher by Moody's. Securities rated Baa by Moody's are considered by Moody's to be medium-grade securities and have adequate capacity to pay principal and interest. Bonds in the lowest investment grade category (BBB) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities rated B are referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. See "Appendix" to this Statement of Additional Information for a description of debt security ratings.

FIXED-INCOME SECURITIES

The fixed-income securities in which the Portfolio may invest are generally subject to two kinds of risk: credit risk and market risk.

CREDIT RISK relates to the ability of the issuer to meet interest and principal payments, as they come due. The ratings given a security by Moody's and S&P provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Portfolio assets invested in unrated or lower-grade securities, while intended to increase the yield produced by those assets, will also increase the credit risk to which those assets are subject.

MARKET RISK relates to the fact that the market values of securities in which the Portfolio may invest generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium- and lower-rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wilder fluctuations in yields and market values than higher-rated securities. Medium-rated securities (those rated Baa or BBB) have speculative characteristics while lower-rated securities are predominantly speculative. The Portfolio is not required to dispose of debt securities whose ratings are downgraded below these ratings subsequent to the Portfolio's purchase of the securities. Relying in part on ratings assigned by credit agencies in making investments will not protect the Portfolio from the risk that fixed-income securities in which the Portfolio invests will decline in value, since credit ratings represent evaluations of the safety of principal, dividend and interest payments on preferred stocks and debt securities, not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

At no time will the Portfolio have more than 5% of its total assets invested in any fixed-income securities that are unrated or rated below investment grade either at the time of purchase or as a result of a reduction in rating after purchase.

DEPOSITARY RECEIPTS. The Portfolio may invest in American Depositary Receipts ("ADRs") or other forms of depositary receipts, such as International Depositary Receipts ("IDRs"). Depositary receipts are typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Investments in these types of securities involve certain inherent risks generally associated with investments in foreign securities, including the following:

         POLITICAL AND ECONOMIC FACTORS. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

         CURRENCY FLUCTUATIONS. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR's underlying portfolio securities denominated in that currency. Such changes will affect the Portfolio to the extent that the Portfolio is invested in ADR's comprised of foreign securities.

         TAXES. The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Portfolio and that may, ultimately, be available for distribution to the Portfolio's and Fund's shareholders.

OPTIONS TRANSACTIONS

Most mutual funds that use option strategies to hedge portfolio positions do not depend solely on the option profit or loss to justify the use of options, because such funds also take into account the profit or loss of the underlying securities. A more detailed discussion of writing covered and uncovered options on securities generally and the investment risks associated with such investments is set forth below.

PURCHASING PUT AND CALL OPTIONS. The Portfolio may purchase put and call options on securities eligible for purchase by the Portfolio and the Fund and on securities indices. Put and call options are derivative securities traded on U.S. exchanges. If the Portfolio purchases a put option, it acquires the right to sell the underlying security or index value at a specified price at any time during the term of the option. If the Portfolio purchases a call option, it acquires the right to purchase the underlying security or index value at a specified price at any time during the term of the option. Prior to exercise or expiration, the Portfolio may sell an option when through a "closing sale transaction," which is accomplished by selling an option of the same series as the option previously purchased. The Portfolio generally will purchase only those options for which the investment adviser believes there is an active secondary market to facilitate closing transactions.

The Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Portfolio, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

The Portfolio will purchase put options to hedge against a decrease in the price of securities it holds. Such hedge protection is provided during the life of the put option since the Portfolio, as the holder of the put option, is able to sell the underlying security at the exercise price regardless of any decrease in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decrease sufficiently below the exercise price to cover the premium and transaction costs.

WRITING CALL OPTIONS. The Portfolio may write covered call options on securities eligible for purchase by the Portfolio. A call option is "covered" if the Portfolio owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, it may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit the Portfolio to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction allows the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Portfolio. If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

The Portfolio realizes a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. The Portfolio realizes a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, appreciation of the underlying security owned by the Portfolio generally offsets, in whole or in part, any loss to the Portfolio resulting from the repurchase of a call option.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of options by the Portfolio depends on the ability of the Adviser to forecast correctly interest rate and market movements. For example, if the Portfolio were to write a call option based on the Adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Portfolio could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Portfolio were to write a put option based on the Adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Portfolio could be required to purchase the security upon exercise at a price higher than the current market price.

When the Portfolio purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Portfolio exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Portfolio will lose part or all of its investment in the option. This contrasts with an investment by the Portfolio in the underlying security, since the Portfolio will not realize a loss if the security's price does not change.

The effective use of options also depends on the Portfolio's ability to terminate option positions at times when the Adviser deems it desirable to do so. There is no assurance that the Portfolio will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the Portfolio could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events --such as volume in excess of trading or clearing capability-- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or an options clearing corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unit asset valuable, the Portfolio as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Portfolio, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the Portfolio could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Portfolio as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, an options clearing corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Portfolio as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If an options clearing corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The Portfolio, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

DEALER OPTIONS. The Portfolio may engage in transactions involving dealer options as well as exchange-traded options. Certain risks are specific to dealer options. While the Portfolio might look to an exchange's clearing corporation to exercise exchange-traded options, if the Portfolio purchases a dealer option it must rely on the selling dealer to perform if the Portfolio exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Portfolio can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when the Portfolio writes a dealer option, the Portfolio can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While the Portfolio will seek to enter into dealer options only with dealers who will agree to and can enter into closing transactions with the Portfolio, no assurance exists that the Portfolio will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Portfolio, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Portfolio may be unable to liquidate a dealer option. With respect to options written by the Portfolio, the inability to enter into a closing transaction may result in material losses to the Portfolio. For example, because the Portfolio must maintain a secured position with respect to any call option on a security it writes, the Portfolio may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Portfolio's ability to sell portfolio securities at a time when such sale might be advantageous.

The staff of the SEC takes the position that purchased dealer options are illiquid securities. The Portfolio may treat the cover used for written dealer options as liquid if the dealer agrees that the Portfolio may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, the Portfolios will treat dealer options as subject to the Portfolios' limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Portfolios will change their treatment of such instruments accordingly.

MASTER/FEEDER FUND STRUCTURE

Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Fund invests all of its investable assets in the Portfolio, a separately registered investment company. Accordingly, a shareholder's interest in the Portfolio's underlying investment securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in the Portfolio on the same terms and conditions and would pay a proportionate share of the Portfolio's expenses. However, other mutual fund or institutional investors in the Portfolio are not required to sell their shares at the same public offering price as the Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Fund should be aware that these differences would result in differences in returns experienced by the different mutual funds or institutional investors of the Portfolio. Such differences in return are also present in other mutual fund structures. In addition, a Master/Feeder Fund Structure may serve as an alternative for large, institutional investors in the Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund's current operational structure. The Master/Feeder Fund Structure may also allow the Fund to stabilize its expenses and achieve certain operational efficiencies. No assurance can be given, however, that the Master/Feeder Fund Structure will result in the Fund stabilizing its expenses or achieving greater operational efficiencies.

The Fund's methods of operation and shareholder services are not materially affected by its investment in the Portfolio, except that the assets of the Fund are managed as part of a larger pool of assets. Since the Fund invests all of its assets in the Portfolio, it holds only beneficial interests in the Portfolio; the Portfolio invests directly in individual securities of other issuers. The Fund otherwise continues its normal operation. The Board of Directors retains its right to withdraw the Fund's investment from the Portfolio at any time it determines that such withdrawal would be in the best interest of the Fund's shareholders; the Fund would then resume investing directly in individual securities of other issuers or invest in another portfolio of the Trust.

Certain changes in the Portfolio's objective, policies or restrictions may require the Company to withdraw the Fund's interest in the Portfolio. Any withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution ) from the Portfolio. The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio , the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. However, this possibility also exists for traditionally structured funds which have large or institutional investors.

Funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Company is requested to vote on matters pertaining to the Portfolio, the Company will hold a meeting of shareholders of the Fund and will cast all of its votes in the Portfolio in the same proportion as do the Fund's shareholders. Shares of the Fund for which no voting instructions have been received will be voted in the same proportion as those shares for which instructions are received.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

Unless otherwise noted, the Fund and the Portfolio have adopted and are subject to substantially identical fundamental investment restrictions. The investment restrictions of the Fund may be changed only with the approval of the holders of a majority of the Fund's outstanding voting securities. The investment restrictions of the Portfolio may be changed only with the approval of the holders of a majority of the Portfolio's outstanding voting securities.

1.   The Fund will not act as underwriter for securities of other issuers.

2.   The Fund will not make loans.

3. With respect to 50% of its total assets, the Fund will not invest in the securities of any issuer if as a result the Fund holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

4. The Fund will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require the untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Fund may enter into futures contracts and related options.

5. The Fund will not invest more than 10% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

6. The Fund will not invest in the securities of any one industry except in domestic and foreign companies engaged in the medical research, pharmaceutical and technology industries and related medical technology industries, generally, with an emphasis toward companies engaged in cancer research and drug development, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's, if as a result, more than 20% of the Fund's total assets would be invested in the securities of such industry. Except during temporary defensive periods, not less than 65% of the Fund's total assets will be invested in the securities of companies engaged in the medical research, pharmaceutical and technology industries and related technology industries, generally, with an emphasis toward publicly traded entities engaged in cancer research and drug development. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

7. The Fund will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Fund may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

8.   The Fund will not issue senior securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the portfolio securities held by the Portfolio will not constitute a violation of such limitation. However, in the event that the Portfolio's portfolio holdings in illiquid securities reach 15% of the value of its net assets, the Adviser is authorized by the Board of Directors to make such adjustments as necessary to reduce the holdings of illiquid securities to comply with the guidelines of paragraph number 5 above.

TEMPORARY INVESTMENTS
--------------------------------------------------------------------------------

Due to the changing nature of the medical research, biopharmaceutical and treatment industry, the national economy and market conditions, the Fund may, as a temporary defensive measure, invest without limitation, in short-term money market securities with a rating of A2-P2 or higher.

In order to have funds available for redemption and investment opportunities, the Portfolio may also hold a portion of its assets in cash or U.S. short-term money market instruments. Certificates of deposit purchased by the Portfolio will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers' acceptances purchased by the Portfolio will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion. The Portfolio anticipates that not more than 10% of its total assets will be so invested or held in cash at any given time, except when the Portfolio is in a temporary defensive posture.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, both the Fund and the Portfolio must distribute substantially all of their net income to shareholders generally on an annual basis. Thus, the Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement. The Portfolio does not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.

MANAGEMENT OF THE FUND AND THE PORTFOLIO
--------------------------------------------------------------------------------

BOARD OF DIRECTORS/BOARD OF TRUSTEES

The management and affairs of the Fund and the Portfolio are supervised by the Board of Directors and Board of Trustees of the Company and the Trust, respectively. Each Board consists of the same eight individuals, five of whom are not "interested persons" of the Fund or the Portfolio as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Directors are fiduciaries for the Fund's shareholders and are governed by the laws of the State of Maryland in this regard. The Trustees are fiduciaries for the Portfolio's shareholders, including the Fund, and are governed by the laws of the State of Delaware in this regard They establish policies for the operation of the Fund and the Portfolio and appoint the officers who conduct the daily business of the Fund and the Portfolio. Officers and Directors/Trustees of the Company and the Trust are listed below with their addresses, present positions with the Company and Trust and principal occupations over at least the last five years.

----------------------------------- --------- ------------------------ -------------------------------------------
NAME AND ADDRESS                      AGE            POSITION                     PRINCIPAL OCCUPATION
                                                                               DURING THE PAST FIVE YEARS
----------------------------------- --------- ------------------------ -------------------------------------------
*Steven R. Samson                      45     President & Chairman     President and CEO, Kinetics Asset
25 Holly Place                                of the Boards            Management, Inc. (1999 to Present);
Briarcliff, NY  10510                                                  President, The Internet Fund, Inc. (1999
                                                                       to Present); Managing Director, Chase
                                                                       Manhattan Bank (1993 to 1999).
----------------------------------- --------- ------------------------ -------------------------------------------
*Kathleen Campbell                     34     Director/Trustee         Attorney, Campbell and Campbell,
68 East Hartsdale Avenue                                               Counselors-at-Law (1995 to Present).
Hartsdale, NY  10530
----------------------------------- --------- ------------------------ -------------------------------------------
*Murray Stahl                          46     Director/Trustee         President, Horizon Asset Management, an
30 Haights Cross Road                                                  investment adviser (1994 to Present).
Chappaqua, NY  10514
----------------------------------- --------- ------------------------ -------------------------------------------
Steven T. Russell                      36           Independent        Attorney and Counselor at Law,
146 Fairview Avenue                            Director/Independent    Steven Russell Law Firm (1994 to
Bayport, NY 11705                                     Trustee          Present); Professor of Business Law,
                                                                       Suffolk County Community College (1997 to
                                                                       Present).
----------------------------------- --------- ------------------------ -------------------------------------------
Douglas Cohen, C.P.A.                  36           Independent        Wagner, Awerma & Strinberg, LLP Certified
6 Saywood Lane                                 Director/Independent    Public Accountant (1997 to present); Leon
Stonybrook, NY  11790                                 Trustee          D. Alpern & Co. (1985 to 1997)
----------------------------------- --------- ------------------------ --------------------------------------------
William J. Graham                      37           Independent        Attorney, Bracken & Margolin, LLP (1997
856 Hampshire Road                             Director/Independent    to Present).
Bayshore, NY  11706                                   Trustee          Gabor & Gabor (1995 to 1997)
------------------------------------ --------- ------------------------ -------------------------------------------
Joseph E. Breslin                      45           Independent        Senior Vice President, Marketing & Sales,
54 Woodland Drive                              Director/Independent    IBJ Whitehall Financial Group, a
Rye Brook, NY  10573                                  Trustee          financial services company (1999 to
                                                                       Present); formerly President, J.E.
                                                                       Breslin & Co., an investment management
                                                                       consulting firm (1994 to 1999).
----------------------------------- --------- ------------------------ -------------------------------------------
John J. Sullivan                       68           Independent        Retired; Senior Advisor, Long Term Credit
31 Hemlock Drive                               Director/Independent    Bank of Japan, Ltd.; Executive Vice
Sleepy Hollow, NY  10591                              Trustee          President, LTCB Trust Company.
----------------------------------- --------- ------------------------ -------------------------------------------
Lee W. Schultheis                      43        Vice President &      Managing Director & COO of Kinetics Asset
54 Kelsey Ridge Road                           Treasurer of each of    Management (1999 to Present); President &
Freeport, ME  04032                             the Company and the    Director of Business. Development, Vista
                                                       Trust           Fund Distributors, Inc. (1995 to 1999);
                                                                       Managing Director, Forum Financial Group,
                                                                       a mutual fund services company.
----------------------------------- --------- ------------------------ -------------------------------------------

* "Interested persons" as defined in the 1940 Act.

COMPENSATION

For their service as Directors and Trustees, the Independent Directors/Independent Trustees receive an aggregate fee of $15,000 per year and $1000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. In addition, each committee chairman of the Company and the Trust (such as the Audit committee or Pricing committee) receives an additional fee of $5,000 per year for their service as chairman. The "interested persons" of the Fund or Portfolio receive no compensation for their service as Directors or Trustees. None of the executive officers receive compensation from the Fund or the Portfolio. The following tables provide compensation information for the Independent Directors/Independent Trustees for the year-ended December 31, 1999.

                                                 KINETICS MUTUAL FUNDS, INC.
                                                      COMPENSATION TABLE
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
NAME AND POSITION            AGGREGATE         PENSION OR RETIREMENT      ESTIMATED ANNUAL    TOTAL COMPENSATION
                             COMPENSATION      BENEFITS ACCRUED AS        BENEFITS UPON       FROM FUND AND FUND
                             FROM FUND         PART OF FUND EXPENSES      RETIREMENT          COMPLEX PAID TO
                                                                                              DIRECTORS**
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Steven R. Samson*                  None                 None                   None                    None
Chairman and Director

Kathleen Campbell*                 None                 None                   None                    None
Director

Murray Stahl***                    None                 None                   None                   $3,844
Director

Steven T. Russell                  None                 None                   None                   $5,500
Independent Director

Douglas Cohen, CPA                 None                 None                   None                   $6,094
Independent Director

William J. Graham                  None                 None                   None                   $5,500
Independent Director

Joseph E. Breslin                  None                 None                   None                   $4,500
Independent Director

John J. Sullivan                   None                 None                   None                   $5,500
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------

* "Interested person" as defined under the 1940 Act.

**  Includes compensation paid by Kinetics Portfolios Trust

*** Murray Stahl became an "interested person" of the Fund (as defined under the 1940 Act) as of December 15, 1999. Previous to becoming an interested person, Mr. Stahl received $3844 as total compensation from the Fund and Fund complex for being an independent director.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------

The following table provides the name and address of any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund as of March 31, 2000 (a "principal shareholder"). A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.

------------------------------------ ----------------------- -------------------------- --------------------------
Name and Address                             Shares                 % Ownership             Type of Ownership
------------------------------------ ----------------------- -------------------------- --------------------------
National Financial Services Corp.         781,327.544                 34.04%                     Record
200 Liberty Street
New York, NY  10281

Charles Schwab & Co., Inc.                260,372.739                 11.34%                     Record
101 Montgomery Street
San Francisco, CA  94104

MANAGEMENT OWNERSHIP

As a group, the officers and directors of the Fund own less than 1% of the outstanding shares of the Fund.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Kinetics Asset Management, Inc. ("Kinetics" or the "Adviser") is a New York corporation that serves as the investment adviser to the Portfolio. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has over 24 years experience in the mutual funds and financial services industries. Mr. Lee Schultheis is the Chief Operating Officer of Kinetics and has more than 20 years experience in the mutual funds and financial services industries.

On April 25, 2000 the Board of the Trustees of the Trust, on behalf of the Portfolio, approved a management and advisory contract (the "Agreement") with Kinetics. This Agreement continues on a year-to-year basis provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Portfolio. In either event, it must also be approved by a majority of the trustees of the Portfolio who are neither parties to the Agreement nor "interested persons" as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Adviser's investment decisions are made subject to the direction and supervision of the Board of Trustees. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Portfolio's officers and the Trustees.

Under the Agreement, Kinetics furnishes investment advice to the Portfolio by continuously reviewing the portfolio and recommending to the Portfolio to what extent, securities should be purchased or disposed. Pursuant to the Agreement, the Adviser:

(1) renders research, statistical and advisory services to the Portfolio;
(2) makes specific recommendations based on the Portfolio's investment requirements;
(3) pays the salaries of those of the Portfolio's employees who may be officers or directors or employees of the investment adviser.

For these services, the Portfolio has agreed to pay to Kinetics an annual fee of 1.25% of the Portfolio's average daily net assets. All fees are computed on the average daily closing net asset value ("NAV") of the Portfolio and are payable monthly. The fee is higher than the fee paid by most other funds. During the fiscal year ended December 31, 1999, Kinetics was paid $8,280 by The Medical Fund for investment advisory services.

Kinetics has also entered into a Research Agreement with Horizon Assets Management, Inc. ("Horizon") for which it is solely responsible for the payment of all fees owing to Horizon.

Fees of the custodian, administrator, fund accountant and transfer agent are paid by the Fund or by the Portfolio or by the Fund and the Portfolio jointly, as more fully described below. The Fund pays all other expenses, including:

o fees and expenses of directors not affiliated with the Adviser;
o legal and accounting fees;
o interest, taxes, and brokerage commissions; and
o record keeping and the expense of operating its offices.

The Adviser receives a shareholder servicing fee from the Fund pursuant to a Shareholder Servicing Agreement in an amount equal to 0.25% of the Fund's average daily net assets. The Adviser is responsible for paying a portion of these shareholder servicing fees to various shareholder servicing agents which have a written shareholder servicing agreement with the Adviser and which perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Fund. During the fiscal year ended December 31, 1999, Kinetics was paid $1,656 by The Medical Fund for shareholder servicing fees.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Kinetics also serves as Administrator of the Fund and the Portfolio. Under an Administrative Services Agreement with the Fund, Kinetics will be entitled to receive an annual administration fee equal to 0.05% of the Fund's average daily net assets and 0.10% of the Portfolio's average daily net assets of which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Portfolio by Firstar. During the fiscal year ended December 31, 1999, Kinetics was paid $994 by The Medical Fund for administrative services.

Firstar, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as the Fund's accountant and transfer agent. As such, Firstar provides certain shareholder services and record management services as well as acts as the Portfolio's dividend disbursement agent.

Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

|X| establish and maintain shareholders' accounts and records, |X| process purchase and redemption transactions, |X| process automatic investments of client account cash balances, |X| answer routine client inquiries regarding the Portfolio, |X| assist clients in changing dividend options, |X| account designations, and addresses, and |X| providing such other services as the Portfolio may reasonably request.

CUSTODIAN
--------------------------------------------------------------------------------

Firstar Bank, N.A. ("Firstar Bank") is custodian for the securities and cash of the Portfolio. Under a Custody Agreement, Firstar Bank holds the Portfolio's assets in safekeeping and keeps all necessary records and documents relating to its duties. Firstar Bank receives an annual fee equal to 0.010% of the Portfolio's average daily net assets with a minimum annual fee of $3,000.

Firstar Bank has also serves as custodian of the shares of beneficial interest of the Portfolio held by the Fund pursuant to a Sub-Custody Agreement under which Firstar Bank is responsible for the safekeeping of the Fund's shares of beneficial interest and all necessary records and documents relating to such shares.

CAPITALIZATION
--------------------------------------------------------------------------------

The authorized capitalization of the Kinetics Mutual Funds, Inc. consists of 1 billion shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable. Each holder of common stock has one vote for each share held. Voting rights are non-cumulative.

The authorized capitalization of Kinetics Portfolio Trust consists of 1 billion shares of beneficial interest of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable. Each holder of beneficial interest has one vote for each share held. Voting rights are non-cumulative.

VALUATION OF SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold on a continual basis at the NAV per share next computed following acceptance of an order by the Fund. The Fund's NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. EST) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Portfolio's investment securities are valued each day at the last quoted sales price on the securities principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees. The Portfolio may use independent pricing services to assist in calculating the NAV of the Portfolio's shares.

The Portfolio's investment securities that are listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Portfolio.

PURCHASING SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold in a continuous offering and may be purchased on any business day though authorized investment dealers or directly from the Fund. Except for the Fund itself, only investment dealers that have an effective sales agreement with the Fund are authorized to sell shares of the Fund.

STOCK CERTIFICATES AND CONFIRMATIONS

The Fund does not intend to issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder's address of record.

SPECIAL INCENTIVE PROGRAMS

At various times the Fund may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition program conforming to criteria established by the Fund, or participate in sales programs sponsored by the Fund. In addition, the Adviser, in its discretion may from time to time, pursuant to objective criteria established by the Adviser, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund. These program will not change the price you pay for your shares or the amount that the Fund will receive from such sale.

INVESTING THROUGH AUTHORIZED BROKERS OR DEALERS

The Fund may authorize one or more brokers to accept purchase orders on a shareholder's behalf. Brokers are authorized to designate intermediaries to accept orders on the Fund's behalf. An order is deemed to be received when an authorized broker or agent accepts the order. Orders will be priced at the Fund's NAV next computed after they are accepted by an authorized broker or agent.

If any authorized dealer receives an order of at least $1,000, the dealer may contact the Fund directly. Orders received by dealers by the close of trading on the NYSE on a business day that are transmitted to the Fund by 4:00 p.m. EST on that day will be effected at the NAV per share determined as of the close of trading on the NYSE on that day. Otherwise, the orders will be effected at the next determined NAV. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. EST.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

To redeem shares, shareholders may send a written request in "good order" to:

                                The Medical Fund
                           Kinetics Mutual Funds, Inc.
                        c/o Firstar Mutual Fund Services
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701

                                 (800) 930-3828

A written request in "good order" to redeem shares must include:

|X| the shareholder's name,
|X| the name of the Fund,
|X| the account number,
|X| the share or dollar amount to be redeemed, and |X| signatures by all shareholders on the account.


The proceeds will be wired to the bank account of record or sent to the address of record within seven days.

If shareholders request redemption proceeds be sent to an address other than that on record with the funds or proceeds made payable other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

|X| a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;

|X| a member of the New York, Boston, American, Midwest, or Pacific Stock Exchange;

|X| a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or

|X| any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

BROKERAGE
--------------------------------------------------------------------------------

The Adviser requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price.

The Adviser selects brokers who, in addition to meeting primary requirements of execution and price, may furnish statistical or other factual information and services, which, in the opinion of the Adviser, are helpful or necessary to the Portfolio's normal operations. Information or services may include economic studies, industry studies, statistical analysis, corporate reports or other forms of assistance to the Portfolio or its Adviser. No effort is made to determine the value of these services or the amount they might have reduced expenses of the Adviser.

Other than set forth above, the Portfolio has no fixed policy, formula, method or criteria that it uses in allocating brokerage business to brokers furnishing these materials and services. The Board of Trustees evaluates and reviews the reasonableness of brokerage commissions paid semiannually.

TAXES
--------------------------------------------------------------------------------

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, has been and intends to continue to be relieved of federal income tax on the amounts distributed to shareholders. To qualify as a "regulated investment company" or "RIC" under Sub-Chapter M, the Fund (which is treated separately from each other series of the Company for these purposes), must distribute to its shareholders for each taxable year at least 90% of the Fund's taxable income (consisting generally of net investment income and net short-term capital gain) and must meet several additional requirements. Among these requirements are the following: (i) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the disposition of foreign currencies, interest and gains from securities transactions or other income; (ii) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities that were held for less than three months; and
(iii) at the close of each quarter, (a) at least 50% of the value of the Fund's total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (b) not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities) of any one issuer. The Fund (as an investor in the Portfolio) will be deemed to own a proportionate share of the Portfolio's assets and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies all the requirements described above to qualify as a RIC.

The Fund will be subject to a nondeductible 4% excise tax to the extent that it fails to distribute by the end of the calendar year substantially all of its ordinary income for that year and capital gain net income for the one year period ending on October 31 of that year, plus certain other amounts.

Distribution of any net long-term capital gains realized by the Fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Company's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the NAV of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

TOTAL RETURN

Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

CUMULATIVE TOTAL RETURN

Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

YIELD

Annualized yield quotations used in the Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the NAV per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD =  2[(A-B + 1)6 - 1]
                     ---
                     c-d

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and "d" equals the maximum offering price per share on the last day of the period.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

OTHER INFORMATION

The Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Fund may advertise the performance of registered investment companies or private accounts that have investment objectives, policies and strategies substantially similar to those of the Fund.

COMPARISON OF FUND PERFORMANCE

The performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

The Fund may from time to time use the following unmanaged indices for performance comparison purposes:

o S&P 500 - The S&P 500 is a Fund of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P
500. Changes are made by Standard & Poor's as needed.

o NASDAQ Composite - The NASDAQ Composite Index is a broad-based capitalization - weighted index of all NASDAQ stocks.

INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

McCurdy and Associates, CPA's, Inc., 27995 Clemens Road, Westlake, Ohio 44145, serves as the Fund's independent auditors, whose services include examination of the Fund's financial statements and the performance of other related audit and tax services.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 The audited financial statements for the Fund are incorporated by reference to the Fund's Annual Report, for the year ended 1999, as filed with the Securities and Exchange Commission on February 29, 2000.

APPENDIX
--------------------------------------------------------------------------------

STANDARD & POOR'S ("S&P") CORPORATE BOND RATING DEFINITIONS

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING DEFINITIONS

AAA-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

BAA-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC. BOND RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.





                        THE SMALL CAP OPPORTUNITIES FUND
                     a series of Kinetics Mutual Funds, Inc.
                             1311 Mamaroneck Avenue
                          White Plains, New York 10605
                                 (800) 930-3828

                                   May 1, 2000

                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information ("SAI") provides general information about the Fund and the Small Cap Opportunities Portfolio (the "Portfolio"). The Fund is a series of Kinetics Mutual Funds, Inc. (the "Company"), a Maryland corporation. The Portfolio is a series of Kinetics Portfolios Trust. (the "Trust"), a Delaware business trust. This SAI is not a prospectus and should be read in conjunction with the Fund's current Prospectus dated May 1, 2000, as supplemented and amended from time to time, which is incorporated hereto by reference. To obtain a copy of the Prospectus, please write the Fund at the address set forth above or call the telephone number shown above.

The Fund, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks its investment objective by investing all of its investable assets in the Portfolio. The Portfolio is an open-end non-diversified investment company with investment objectives, strategies and policies that are substantially identical to those of the Fund. To obtain a copy of the Prospectus or Statement of Additional Information dated May 1, 2000 providing general information about the Portfolio, which is incorporated hereto by reference, please write the Portfolio at the address set forth above or call the telephone number shown above.

                        THE SMALL CAP OPPORTUNITIES FUND

The Fund.......................................................................1
Investment Objective, Strategies, and Risks....................................1
Investment Policies and Associated Risks.......................................1
Investment Restrictions........................................................7
Temporary Investments..........................................................8
Portfolio Turnover.............................................................8
Management of the Fund and the Portfolio.......................................8
Control Persons and Principal Holders of Securities...........................10
Investment Adviser............................................................11
Administrative Services.......................................................12
Custodian.....................................................................13
Capitalization................................................................13
Valuation of Shares...........................................................13
Purchasing Shares.............................................................14
Redemption of Shares..........................................................15
Brokerage.....................................................................15
Taxes.........................................................................16
Performance Information.......................................................17
Independent Auditors..........................................................18
Financial Statements..........................................................18
Appendix......................................................................19

THE FUND
--------------------------------------------------------------------------------

The Small Cap Opportunities Fund (the "Fund") is a series of Kinetics Mutual Funds, Inc., a Maryland corporation, incorporated on March 26, 1999. The Fund's principal office is located at 1311 Mamaroneck Avenue, White Plains, New York 10605. The Fund is a non-diversified, open-end management investment company.

INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

The Fund's primary investment objective is long-term growth of capital. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. Except during temporary, defensive periods, at least 65% of the Portfolio's total assets will be invested in securities of domestic and foreign small capitalization companies that provide attractive valuation opportunities due to lack of institutional ownership, lack of significant analyst coverage, or a short-term earnings disappointments.

INVESTMENT POLICIES AND ASSOCIATED RISKS
--------------------------------------------------------------------------------

The Fund's and the Portfolio's investment policies and risks are substantially identical. The following paragraphs provide a more detailed description of the Fund's and Portfolio's investment policies and risks identified in the Prospectus. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Directors of the Fund and the Board of Trustees of the Trust, respectively.

COMMON AND PREFERRED STOCK

Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preference stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

CONVERTIBLE DEBT SECURITIES

The Portfolio may invest in debt securities convertible into common stocks. Debt purchased by the Portfolio will consist of obligations of medium-grade or higher, having at least adequate capacity to pay interest and repay principal. Non-convertible debt obligations will be rated BBB or higher by S&P, or Baa or higher by Moody's. Convertible debt obligations will be rated B or higher by S&P or B or higher by Moody's. Securities rated Baa by Moody's are considered by Moody's to be medium-grade securities and have adequate capacity to pay principal and interest. Bonds in the lowest investment grade category (BBB) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities rated B are referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. See "Appendix" to this Statement of Additional Information for a description of debt security ratings.

FIXED-INCOME SECURITIES

The fixed-income securities in which the Portfolio may invest are generally subject to two kinds of risk: credit risk and market risk.

CREDIT RISK relates to the ability of the issuer to meet interest and principal payments, as they come due. The ratings given a security by Moody's and S&P provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Portfolio assets invested in unrated or lower-grade securities, while intended to increase the yield produced by those assets, will also increase the credit risk to which those assets are subject.

MARKET RISK relates to the fact that the market values of securities in which the Portfolio may invest generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium- and lower-rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wilder fluctuations in yields and market values than higher-rated securities. Medium-rated securities (those rated Baa or BBB) have speculative characteristics while lower-rated securities are predominantly speculative. The Portfolio is not required to dispose of debt securities whose ratings are downgraded below these ratings subsequent to the Portfolio's purchase of the securities. Relying in part on ratings assigned by credit agencies in making investments will not protect the Portfolio from the risk that fixed-income securities in which the Portfolio invests will decline in value, since credit ratings represent evaluations of the safety of principal, dividend and interest payments on preferred stocks and debt securities, not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

At no time will the Portfolio have more than 5% of its total assets invested in any fixed-income securities that are unrated or rated below investment grade either at the time of purchase or as a result of a reduction in rating after purchase.

DEPOSITARY RECEIPTS. The Portfolio may invest in American Depositary Receipts ("ADRs") or other forms of depositary receipts, such as International Depositary Receipts ("IDRs"). Depositary receipts are typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Investments in these types of securities involve certain inherent risks generally associated with investments in foreign securities, including the following:

         POLITICAL AND ECONOMIC FACTORS. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

         CURRENCY FLUCTUATIONS. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR's underlying portfolio securities denominated in that currency. Such changes will affect the Portfolio to the extent that the Portfolio is invested in ADR's comprised of foreign securities.

         TAXES. The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Portfolio and that may, ultimately, be available for distribution to the Portfolio's and Fund's shareholders.

OPTIONS TRANSACTIONS

Most mutual funds that use option strategies to hedge portfolio positions do not depend solely on the option profit or loss to justify the use of options, because such funds also take into account the profit or loss of the underlying securities. A more detailed discussion of writing covered and uncovered options on securities generally and the investment risks associated with such investments is set forth below.

PURCHASING PUT AND CALL OPTIONS. The Portfolio may purchase put and call options on securities eligible for purchase by the Portfolio and the Fund and on securities indices. Put and call options are derivative securities traded on U.S. exchanges. If the Portfolio purchases a put option, it acquires the right to sell the underlying security or index value at a specified price at any time during the term of the option. If the Portfolio purchases a call option, it acquires the right to purchase the underlying security or index value at a specified price at any time during the term of the option. Prior to exercise or expiration, the Portfolio may sell an option when through a "closing sale transaction," which is accomplished by selling an option of the same series as the option previously purchased. The Portfolio generally will purchase only those options for which the investment adviser believes there is an active secondary market to facilitate closing transactions.

The Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Portfolio, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

The Portfolio will purchase put options to hedge against a decrease in the price of securities it holds. Such hedge protection is provided during the life of the put option since the Portfolio, as the holder of the put option, is able to sell the underlying security at the exercise price regardless of any decrease in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decrease sufficiently below the exercise price to cover the premium and transaction costs.

WRITING CALL OPTIONS. The Portfolio may write covered call options on securities eligible for purchase by the Portfolio. A call option is "covered" if the Portfolio owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, it may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit the Portfolio to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction allows the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Portfolio. If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

The Portfolio realizes a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. The Portfolio realizes a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, appreciation of the underlying security owned by the Portfolio generally offsets, in whole or in part, any loss to the Portfolio resulting from the repurchase of a call option.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of options by the Portfolio depends on the ability of the Adviser to forecast correctly interest rate and market movements. For example, if the Portfolio were to write a call option based on the Adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Portfolio could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Portfolio were to write a put option based on the Adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Portfolio could be required to purchase the security upon exercise at a price higher than the current market price.

When the Portfolio purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Portfolio exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Portfolio will lose part or all of its investment in the option. This contrasts with an investment by the Portfolio in the underlying security, since the Portfolio will not realize a loss if the security's price does not change.

The effective use of options also depends on the Portfolio's ability to terminate option positions at times when the Adviser deems it desirable to do so. There is no assurance that the Portfolio will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the Portfolio could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events --such as volume in excess of trading or clearing capability-- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or an options clearing corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unit asset valuable, the Portfolio as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Portfolio, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the Portfolio could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Portfolio as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, an options clearing corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Portfolio as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If an options clearing corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The Portfolio, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

DEALER OPTIONS. The Portfolio may engage in transactions involving dealer options as well as exchange-traded options. Certain risks are specific to dealer options. While the Portfolio might look to an exchange's clearing corporation to exercise exchange-traded options, if the Portfolio purchases a dealer option it must rely on the selling dealer to perform if the Portfolio exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Portfolio can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when the Portfolio writes a dealer option, the Portfolio can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While the Portfolio will seek to enter into dealer options only with dealers who will agree to and can enter into closing transactions with the Portfolio, no assurance exists that the Portfolio will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Portfolio, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Portfolio may be unable to liquidate a dealer option. With respect to options written by the Portfolio, the inability to enter into a closing transaction may result in material losses to the Portfolio. For example, because the Portfolio must maintain a secured position with respect to any call option on a security it writes, the Portfolio may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Portfolio's ability to sell portfolio securities at a time when such sale might be advantageous.

The staff of the SEC takes the position that purchased dealer options are illiquid securities. The Portfolio may treat the cover used for written dealer options as liquid if the dealer agrees that the Portfolio may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, the Portfolios will treat dealer options as subject to the Portfolios' limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Portfolios will change their treatment of such instruments accordingly.

MASTER/FEEDER FUND STRUCTURE

Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Fund invests all of its investable assets in the Portfolio, a separately registered investment company. Accordingly, a shareholder's interest in the Portfolio's underlying investment securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in the Portfolio on the same terms and conditions and would pay a proportionate share of the Portfolio's expenses. However, other mutual fund or institutional investors in the Portfolio are not required to sell their shares at the same public offering price as the Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Fund should be aware that these differences would result in differences in returns experienced by the different mutual funds or institutional investors of the Portfolio. Such differences in return are also present in other mutual fund structures. In addition, a Master/Feeder Fund Structure may serve as an alternative for large, institutional investors in the Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund's current operational structure. The Master/Feeder Fund Structure may also allow the Fund to stabilize its expenses and achieve certain operational efficiencies. No assurance can be given, however, that the Master/Feeder Fund Structure will result in the Fund stabilizing its expenses or achieving greater operational efficiencies.

The Fund's methods of operation and shareholder services are not materially affected by its investment in the Portfolio, except that the assets of the Fund are managed as part of a larger pool of assets. Since the Fund invests all of its assets in the Portfolio, it holds only beneficial interests in the Portfolio; the Portfolio invests directly in individual securities of other issuers. The Fund otherwise continues its normal operation. The Board of Directors retains its right to withdraw the Fund's investment from the Portfolio at any time it determines that such withdrawal would be in the best interest of the Fund's shareholders; the Fund would then resume investing directly in individual securities of other issuers or invest in another portfolio of the Trust.

Certain changes in the Portfolio's objective, policies or restrictions may require the Company to withdraw the Fund's interest in the Portfolio. Any withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution ) from the Portfolio. The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio , the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. However, this possibility also exists for traditionally structured funds which have large or institutional investors.

Funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Company is requested to vote on matters pertaining to the Portfolio, the Company will hold a meeting of shareholders of the Fund and will cast all of its votes in the Portfolio in the same proportion as do the Fund's shareholders. Shares of the Fund for which no voting instructions have been received will be voted in the same proportion as those shares for which instructions are received.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

Unless otherwise noted, the Fund and the Portfolio have adopted and are subject to substantially identical fundamental investment restrictions. The investment restrictions of the Fund may be changed only with the approval of the holders of a majority of the Fund's outstanding voting securities. The investment restrictions of the Portfolio may be changed only with the approval of the holders of a majority of the Portfolio's outstanding voting securities.

1.   The Portfolio will not act as underwriter for securities of other issuers.

2.   The Portfolio will not make loans.

3. With respect to 50% of its total assets, the Portfolio will not invest in the securities of any issuer if as a result the Portfolio holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer. This investment restriction shall not apply to the Fund.

4. The Portfolio will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require the untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Portfolio may enter into futures contracts and related options.

5. The Portfolio will not invest more than 10% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available.

6. The Portfolio will not invest in the securities of any one industry, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's, if as a result, more than 20% of the Portfolio's total assets would be invested in the securities of such industry. Except during temporary defensive periods, at least 65% of the Portfolio's total assets will be invested in the securities of domestic and foreign small capitalization companies that provide attractive valuation opportunities due to lack of institutional ownership, lack of significant analyst coverage, or a short-term earnings disappointments

7. The Portfolio will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Portfolio may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

8.   The Portfolio will not issue senior securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the portfolio securities held by the Portfolio will not constitute a violation of such limitation.

TEMPORARY INVESTMENTS
--------------------------------------------------------------------------------

In order to have funds available for redemption and investment opportunities, the Portfolio may also hold a portion of its assets in cash or U.S. short-term money market instruments. Certificates of deposit purchased by the Portfolio will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers' acceptances purchased by the Portfolio will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion. The Portfolio anticipates that not more than 10% of its total assets will be so invested or held in cash at any given time, except when the Portfolio is in a temporary defensive posture.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, both the Fund and the Portfolio must distribute substantially all of their net income to shareholders generally on an annual basis. Thus, the Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement. The Portfolio does not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.

MANAGEMENT OF THE FUND AND THE PORTFOLIO
--------------------------------------------------------------------------------

BOARD OF DIRECTORS/BOARD OF TRUSTEES

The management and affairs of the Fund and the Portfolio are supervised by the Board of Directors and Board of Trustees of the Company and the Trust, respectively. Each Board consists of the same eight individuals, five of whom are not "interested persons" of the Fund or the Portfolio as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Directors are fiduciaries for the Fund's shareholders and are governed by the laws of the State of Maryland in this regard. The Trustees are fiduciaries for the Portfolio's shareholders and are governed by the laws of the State of Delaware in this regard. Each Board establishes policies for the operation of the Fund and the Portfolio and appoint the officers who conduct the daily business of the Fund and the Portfolio. Officers and Directors/Trustees of the Company and the Trust are listed below with their addresses, present positions with the Company and Trust and principal occupations over at least the last five years.

----------------------------------- --------- ------------------------ -------------------------------------------
NAME AND ADDRESS                      AGE            POSITION                     PRINCIPAL OCCUPATION
                                                                               DURING THE PAST FIVE YEARS
----------------------------------- --------- ------------------------ -------------------------------------------
*Steven R. Samson                      45     President & Chairman     President and CEO, Kinetics Asset
25 Holly Place                                of the Boards            Management, Inc. (1999 to Present);
Briarcliff, NY  10510                                                  President, The Internet Fund, Inc. (1999
                                                                       to Present); Managing Director, Chase
                                                                       Manhattan Bank (1993 to 1999).
----------------------------------- --------- ------------------------ -------------------------------------------
*Kathleen Campbell                     34     Director/Trustee         Attorney, Campbell and Campbell,
68 East Hartsdale Avenue                                               Counselors-at-Law (1995 to Present).
Hartsdale, NY  10530
----------------------------------- --------- ------------------------ -------------------------------------------
*Murray Stahl                          46     Director/Trustee         President, Horizon Asset Management, an
30 Haights Cross Road                                                  investment adviser (1994 to Present).
Chappaqua, NY  10514
----------------------------------- --------- ------------------------ -------------------------------------------
Steven T. Russell                      36     Independent              Attorney and Counselor at Law,
146 Fairview Avenue                           Director/Independent     Steven Russell Law Firm (1994 to
Bayport, NY 11705                             Trustee                  Present); Professor of Business Law,
                                                                       Suffolk County Community College (1997 to
                                                                       Present).
----------------------------------- --------- ------------------------ -------------------------------------------
Douglas Cohen, C.P.A.                  36     Independent              Wagner, Awerma & Strinberg, LLP Certified
6 Saywood Lane                                Director/Independent     Public Accountant (1997 to present); Leon
Stonybrook, NY  11790                         Trustee                  D. Alpern & Co. (1985 to 1997)
----------------------------------- --------- ------------------------ -------------------------------------------
William J. Graham                      37     Independent              Attorney, Bracken & Margolin, LLP (1997
856 Hampshire Road                            Director/Independent     to Present).
Bayshore, NY  11706                           Trustee                  Gabor & Gabor (1995 to 1997)
----------------------------------- --------- ------------------------ -------------------------------------------
Joseph E. Breslin                      45     Independent              Senior Vice President, Marketing & Sales,
54 Woodland Drive                             Director/Independent     IBJ Whitehall Financial Group, a
Rye Brook, NY  10573                          Trustee                  financial services company (1999 to
                                                                       Present); formerly President, J.E.
                                                                       Breslin & Co., an investment management
                                                                       consulting firm (1994 to 1999).
----------------------------------- --------- ------------------------ -------------------------------------------
John J. Sullivan                       68     Independent              Retired; Senior Advisor, Long Term Credit
31 Hemlock Drive                              Director/Independent     Bank of Japan, Ltd.; Executive Vice
Sleepy Hollow, NY  10591                      Trustee                  President, LTCB Trust Company.
----------------------------------- --------- ------------------------ -------------------------------------------
Lee W. Schultheis                      43     Vice President &         Managing Director & COO of Kinetics Asset
54 Kelsey Ridge Road                          Treasurer of each of     Management (1999 to Present); President &
Freeport, ME  04032                           the Company and the      Director of Business. Development, Vista
                                              Trust                    Fund Distributors, Inc. (1995 to 1999);
                                                                       Managing Director, Forum Financial Group,
                                                                       a mutual fund services company.
----------------------------------- --------- ------------------------ -------------------------------------------

* "Interested persons" as defined in the 1940 Act.

COMPENSATION

For their service as Directors and Trustees of the Company and the Trust, respectively, the Independent Directors/Independent Trustees receive an aggregate fee of $15,000 per year and $1,000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. In addition, each committee chairman of the Company and the Trust (such as the Audit committee or Pricing committee) receives an additional fee of $5,000 per year for his service as chairman. The "interested persons" who serve as Directors and Trustees of the Company or the Trust receive no compensation for their service as Directors or Trustees. None of the executive officers receive compensation from the Fund or the Portfolio. The following tables provide compensation information for the Directors/Trustees for the year-ended December 31, 1999.

                                                KINETICS MUTUAL FUNDS, INC.
                                                   COMPENSATION TABLE
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
NAME AND POSITION            AGGREGATE         PENSION OR RETIREMENT       ESTIMATED ANNUAL   TOTAL COMPENSATION
                             COMPENSATION      BENEFITS ACCRUED AS          BENEFITS UPON     FROM FUND AND FUND
                             FROM FUND         PART OF FUND EXPENSES          RETIREMENT      COMPLEX PAID TO
                                                                                              DIRECTORS**
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
*Steven R. Samson                  None                 None                   None                    None
Chairman and Director

*Kathleen Campbell                 None                 None                   None                    None
Director

***Murray Stahl                    None                 None                   None                   $3,844
Director

Steven T. Russell                  None                 None                   None                   $5,500
Independent Director

Douglas Cohen, CPA                 None                 None                   None                   $6,094
Independent Director

William J. Graham                  None                 None                   None                   $5,500
Independent Director

Joseph E. Breslin                  None                 None                   None                   $4,500
Independent Director

John J. Sullivan                   None                 None                   None                   $5,500
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------

* "Interested person" as defined under the 1940 Act.

**  Includes compensation paid by Kinetics Portfolios Trust

*** Murray Stahl became an "interested person" of the Fund (as defined under the 1940 Act) as of December 15, 1999. Previous to becoming an interested person, Mr. Stahl received $3844 as total compensation from the Fund and Fund complex for being an independent director.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------
The following table provides the name and address of any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund as of March 31, 2000 (a "principal shareholder"). A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.

-------------------------------- -------------------------- -------------------------- --------------------------
Name and Address                          Shares                   % Ownership             Type of Ownership
-------------------------------- -------------------------- -------------------------- --------------------------
Kinetics Asset Management, Inc.         10,000.000                   46.44%                     Record
1311 Mamaroneck Ave
White Plains, NY  10605

David L. Schneider                       4,920.114                   22.85%                     Record
170 Rangeline Road
Kohler, WI  53044

Eve M. Haddock                           1,559.344                    7.24%                     Record
8305 W. Creekrun Way
Boise, ID  83703

MANAGEMENT OWNERSHIP

As a group, the officers and directors of the Fund own less than 1% of the outstanding shares of the Fund.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Kinetics Asset Management, Inc. ("Kinetics" or the "Adviser") is a New York corporation that serves as the investment adviser to the Portfolio. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has over 24 years experience in the mutual funds and financial services industries. Mr. Lee Schultheis is the Chief Operating Officer of Kinetics and has more than 20 years experience in the mutual funds and financial services industries.

On April 25, 2000, the Board of the Trustees of the Trust, on behalf of the Portfolio, approved a management and advisory contract (the "Agreement") with Kinetics. This Agreement continues on a year-to-year basis provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Portfolio. In either event, it must also be approved by a majority of the trustees of the Portfolio who are neither parties to the Agreement nor "interested persons" as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Adviser's investment decisions are made subject to the direction and supervision of the Board of Trustees. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Portfolio's officers and the Trustees.

Under the Agreement, Kinetics furnishes investment advice to the Portfolio by continuously reviewing the portfolio and recommending to the Portfolio to what extent, securities should be purchased or disposed. Pursuant to the Agreement, the Adviser:

(1) renders research, statistical and advisory services to the Portfolio;
(2) makes specific recommendations based on the Portfolio's investment requirements;
(3) pays the salaries of those of the Portfolio's employees who may be officers or directors or employees of the investment adviser.

For these services, the Portfolio has agreed to pay to Kinetics an annual fee of 1.25% of the Portfolio's average daily net assets. All fees are computed on the average daily closing net asset value ("NAV") of the Portfolio and are payable monthly. The fee is higher than the fee paid by most other funds.

Kinetics has also entered into a Research Agreement with Horizon Assets Management, Inc. ("Horizon") for which it is solely responsible for the payment of all fees owing to Horizon.

Fees of the custodian, administrator, fund accountant and transfer agent are paid by the Fund or by the Portfolio or by the Fund and the Portfolio jointly, as more fully described below. The Fund pays all other expenses, including:

o fees and expenses of directors not affiliated with the Adviser;
o legal and accounting fees;
o interest, taxes, and brokerage commissions; and
o record keeping and the expense of operating its offices.

The Adviser receives a shareholder servicing fee from the Fund pursuant to a Shareholder Servicing Agreement in an amount equal to 0.25% of the Fund's average daily net assets. The Adviser is responsible for paying a portion of these shareholder servicing fees to various shareholder servicing agents which have a written shareholder servicing agreement with the Adviser and which perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Fund.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Kinetics also serves as Administrator of the Fund and the Portfolio. Under an Administrative Services Agreement with the Fund, Kinetics will be entitled to receive an annual administration fee equal to 0.05% of the Fund's average daily net assets and 0.10% of the Portfolio's average daily net assets of which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Portfolio by Firstar.

Firstar, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as the Fund's accountant and transfer agent. As such, Firstar provides certain shareholder services and record management services as well as acts as the Portfolio's dividend disbursement agent.

Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

|X| establish and maintain shareholders' accounts and records, |X| process purchase and redemption transactions, |X| process automatic investments of client account cash balances, |X| answer routine client inquiries regarding the Portfolio, |X| assist clients in changing dividend options, |X| account designations, and addresses, and |X| providing such other services as the Portfolio may reasonably request.

CUSTODIAN
--------------------------------------------------------------------------------

Firstar Bank, N.A. ("Firstar Bank") is custodian for the securities and cash of the Portfolio. Under a Custody Agreement, Firstar Bank holds the Portfolio's assets in safekeeping and keeps all necessary records and documents relating to its duties. Firstar Bank receives an annual fee equal to 0.010% of the Portfolio's average daily net assets with a minimum annual fee of $3,000.

Firstar Bank has also serves as custodian of the shares of beneficial interest of the Portfolio held by the Fund pursuant to a Sub-Custody Agreement under which Firstar Bank is responsible for the safekeeping of the Fund's shares of beneficial interest and all necessary records and documents relating to such shares.

CAPITALIZATION
--------------------------------------------------------------------------------

The authorized capitalization of the Kinetics Mutual Funds, Inc. consists of 1 billion shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable. Each holder of common stock has one vote for each share held. Voting rights are non-cumulative.

The authorized capitalization of Kinetics Portfolio Trust consists of 1 billion shares of beneficial interest of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable. Each holder of beneficial interest has one vote for each share held. Voting rights are non-cumulative.

VALUATION OF SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold on a continual basis at the NAV per share next computed following acceptance of an order by the Fund. The Fund's NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. EST) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Portfolio's investment securities are valued each day at the last quoted sales price on the securities principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees. The Portfolio may use independent pricing services to assist in calculating the NAV of the Portfolio's shares.

The Portfolio's investment securities that are listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Portfolio.

PURCHASING SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold in a continuous offering and may be purchased on any business day though authorized investment dealers or directly from the Fund. Except for the Fund itself, only investment dealers that have an effective sales agreement with the Fund are authorized to sell shares of the Fund.

STOCK CERTIFICATES AND CONFIRMATIONS

The Fund does not intend to issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder's address of record.

SPECIAL INCENTIVE PROGRAMS

At various times the Fund may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition program conforming to criteria established by the Fund, or participate in sales programs sponsored by the Fund. In addition, the Adviser, in its discretion may from time to time, pursuant to objective criteria established by the Adviser, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund. These program will not change the price you pay for your shares or the amount that the Fund will receive from such sale.

INVESTING THROUGH AUTHORIZED BROKERS OR DEALERS

The Fund may authorize one or more brokers to accept purchase orders on a shareholder's behalf. Brokers are authorized to designate intermediaries to accept orders on the Fund's behalf. An order is deemed to be received when an authorized broker or agent accepts the order. Orders will be priced at the Fund's NAV next computed after they are accepted by an authorized broker or agent.

If any authorized dealer receives an order of at least $1,000, the dealer may contact the Fund directly. Orders received by dealers by the close of trading on the NYSE on a business day that are transmitted to the Fund by 4:00 p.m. EST on that day will be effected at the NAV per share determined as of the close of trading on the NYSE on that day. Otherwise, the orders will be effected at the next determined NAV. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. EST.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

To redeem shares, shareholders may send a written request in "good order" to:

                        The Small Cap Opportunities Fund
                           Kinetics Mutual Funds, Inc.
                        c/o Firstar Mutual Fund Services
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701

                                 (800) 930-3828

A written request in "good order" to redeem shares must include:

|X| the shareholder's name,
|X| the name of the Fund,
|X| the account number,
|X| the share or dollar amount to be redeemed, and |X| signatures by all shareholders on the account.


The proceeds will be wired to the bank account of record or sent to the address of record within seven days.

If shareholders request redemption proceeds be sent to an address other than that on record with the funds or proceeds made payable other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

|X| a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;

|X| a member of the New York, Boston, American, Midwest, or Pacific Stock Exchange;

|X| a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or

|X| any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

BROKERAGE
--------------------------------------------------------------------------------

The Adviser requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price.

The Adviser selects brokers who, in addition to meeting primary requirements of execution and price, may furnish statistical or other factual information and services, which, in the opinion of the Adviser, are helpful or necessary to the Portfolio's normal operations. Information or services may include economic studies, industry studies, statistical analysis, corporate reports or other forms of assistance to the Portfolio or its Adviser. No effort is made to determine the value of these services or the amount they might have reduced expenses of the Adviser.

Other than set forth above, the Portfolio has no fixed policy, formula, method or criteria that it uses in allocating brokerage business to brokers furnishing these materials and services. The Board of Trustees evaluates and reviews the reasonableness of brokerage commissions paid semiannually.

TAXES
--------------------------------------------------------------------------------

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, has been and intends to continue to be relieved of federal income tax on the amounts distributed to shareholders. To qualify as a "regulated investment company" or "RIC" under Sub-Chapter M, the Fund (which is treated separately from each other series of the Company for these purposes), must distribute to its shareholders for each taxable year at least 90% of the Fund's taxable income (consisting generally of net investment income and net short-term capital gain) and must meet several additional requirements. Among these requirements are the following: (i) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the disposition of foreign currencies, interest and gains from securities transactions or other income; (ii) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities that were held for less than three months; and
(iii) at the close of each quarter, (a) at least 50% of the value of the Fund's total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (b) not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities) of any one issuer. The Fund (as an investor in the Portfolio) will be deemed to own a proportionate share of the Portfolio's assets and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies all the requirements described above to qualify as a RIC.

The Fund will be subject to a nondeductible 4% excise tax to the extent that it fails to distribute by the end of the calendar year substantially all of its ordinary income for that year and capital gain net income for the one year period ending on October 31 of that year, plus certain other amounts.

Distribution of any net long-term capital gains realized by the Fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Company's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the NAV of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

TOTAL RETURN

Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

CUMULATIVE TOTAL RETURN

Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

YIELD

Annualized yield quotations used in the Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the NAV per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD =  2[(A-B + 1)6 - 1]
                     ---
                     c-d

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and "d" equals the maximum offering price per share on the last day of the period.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

OTHER INFORMATION

The Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Fund may advertise the performance of registered investment companies or private accounts that have investment objectives, policies and strategies substantially similar to those of the Fund.

COMPARISON OF FUND PERFORMANCE

The performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

The Fund may from time to time use the following unmanaged indices for performance comparison purposes:

o S&P 500 - The S&P 500 is a mutual fund index of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P
500. Changes are made by Standard & Poor's as needed.

o NASDAQ Composite - The NASDAQ Composite Index is a broad-based capitalization - weighted index of all NASDAQ stocks.

INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

McCurdy and Associates, CPA's, Inc., 27995 Clemens Road, Westlake, Ohio 44145, serves as the Fund's independent auditors, whose services include examination of the Fund's financial statements and the performance of other related audit and tax services.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

There is no annual report available at this time.

APPENDIX
--------------------------------------------------------------------------------

STANDARD & POOR'S ("S&P") CORPORATE BOND RATING DEFINITIONS

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING DEFINITIONS

AAA-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

BAA-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC. BOND RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.





                           THE MIDDLE EAST GROWTH FUND
                     a series of Kinetics Mutual Funds, Inc.
                             1311 Mamaroneck Avenue
                          White Plains, New York 10605
                                 (800) 930-3828

                                   May 1, 2000

                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information ("SAI") provides general Information about the Middle East Growth Fund (the "Fund") and the Middle East Growth Portfolio (the "Portfolio"). The Fund is a series of Kinetics Mutual Funds, Inc. (the "Company"), a Maryland corporation. The Portfolio is a series of Kinetics Portfolios Trust. (the "Trust"), a Delaware business trust. This SAI is not a prospectus and should be read in conjunction with the Fund's current Prospectus dated May 1, 2000, as supplemented and amended from time to time, which is incorporated hereto by reference. To obtain a copy of the Prospectus, please write the Fund at the address set forth above or call the telephone number shown above.

The Fund, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks its investment objective by investing all of its investable assets in the Portfolio. The Portfolio is an open-end non-diversified investment company with investment objectives, strategies and policies that are substantially identical to those of the Fund. To obtain a copy of the Prospectus and SAI of the Portfolio dated May 1, 2000 providing general information about the Portfolio, which is incorporated hereto by reference, please write the Portfolio at the address set forth above or call the telephone number shown above.

                           THE MIDDLE EAST GROWTH FUND

The Fund......................................................................1
Investment Objective, Strategies, and Risks...................................1
Investment Policies and Associated Risks......................................1
Investment Restrictions.......................................................7
Temporary Investments.........................................................8
Management of the Fund and the Portfolio......................................8
Control Persons and Principal Holders of Securities...........................10
Investment Adviser............................................................11
Administrative Services.......................................................12
Custodian.....................................................................13
Capitalization................................................................13
Valuation of Shares...........................................................13
Purchasing Shares.............................................................14
Redemption of Shares..........................................................15
Brokerage.....................................................................15
Taxes.........................................................................16
Performance Information.......................................................17
Independent Auditors..........................................................18
Financial Statements..........................................................18
Appendix......................................................................19

THE FUND
--------------------------------------------------------------------------------

The Fund is a series of Kinetics Mutual Funds, Inc., a Maryland corporation, incorporated on March 26, 1999. The Fund's principal office is located at 1311 Mamaroneck Avenue, White Plains, New York 10605. The Fund is a non-diversified, open-end management investment company.

INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

The Fund's primary investment objective is long-term growth of capital. The Fund is designed for long-term investors who understand and are willing to accept the risk of loss involved in investing in a mutual fund seeking long-term capital growth. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. Except during temporary, defensive periods, at least 65% of the Portfolio's total assets will be invested in securities of foreign and U.S. companies that are engaged in business activities in the Middle East.

INVESTMENT POLICIES AND ASSOCIATED RISKS
--------------------------------------------------------------------------------

The Fund's and the Portfolio's investment policies and risks are substantially identical. The following paragraphs provide a more detailed description of the Fund's and Portfolio's investment policies and risks identified in the Prospectus. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Directors of the Fund and the Board of Trustees of the Trust, respectively.

COMMON AND PREFERRED STOCK

Common stocks are units of ownership of a corporation. Preferred stocks are stocks that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preference stocks may be convertible into common stock. Convertible securities are securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

CONVERTIBLE DEBT SECURITIES

The Portfolio may invest in debt securities convertible into common stocks. Debt purchased by the Portfolio will consist of obligations of medium-grade or higher, having at least adequate capacity to pay interest and repay principal. Non-convertible debt obligations will be rated BBB or higher by S&P, or Baa or higher by Moody's. Convertible debt obligations will be rated B or higher by S&P or B or higher by Moody's. Securities rated Baa by Moody's are considered by Moody's to be medium-grade securities and have adequate capacity to pay principal and interest. Bonds in the lowest investment grade category (BBB) have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories. Securities rated B are referred to as "high-risk" securities, generally lack characteristics of a desirable investment, and are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time. See "Appendix" to this Statement of Additional Information for a description of debt security ratings.

FIXED-INCOME SECURITIES

The fixed-income securities in which the Portfolio may invest are generally subject to two kinds of risk: credit risk and market risk.

CREDIT RISK relates to the ability of the issuer to meet interest and principal payments, as they come due. The ratings given a security by Moody's and S&P provide a generally useful guide as to such credit risk. The lower the rating given a security by such rating service, the greater the credit risk such rating service perceives to exist with respect to such security. Increasing the amount of Portfolio assets invested in unrated or lower-grade securities, while intended to increase the yield produced by those assets, will also increase the credit risk to which those assets are subject.

MARKET RISK relates to the fact that the market values of securities in which the Portfolio may invest generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market values of such securities, whereas a decline in interest rates will tend to increase their values. Medium- and lower-rated securities (Baa or BBB and lower) and non-rated securities of comparable quality tend to be subject to wilder fluctuations in yields and market values than higher-rated securities. Medium-rated securities (those rated Baa or BBB) have speculative characteristics while lower-rated securities are predominantly speculative. The Portfolio is not required to dispose of debt securities whose ratings are downgraded below these ratings subsequent to the Portfolio's purchase of the securities. Relying in part on ratings assigned by credit agencies in making investments will not protect the Portfolio from the risk that fixed-income securities in which the Portfolio invests will decline in value, since credit ratings represent evaluations of the safety of principal, dividend and interest payments on preferred stocks and debt securities, not the market values of such securities, and such ratings may not be changed on a timely basis to reflect subsequent events.

At no time will the Portfolio have more than 5% of its total assets invested in any fixed-income securities that are unrated or rated below investment grade either at the time of purchase or as a result of a reduction in rating after purchase.

DEPOSITARY RECEIPTS. The Portfolio may invest in American Depositary Receipts ("ADRs") or other forms of depositary receipts, such as International Depositary Receipts ("IDRs"). Depositary receipts are typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Investments in these types of securities involve certain inherent risks generally associated with investments in foreign securities, including the following:

         POLITICAL AND ECONOMIC FACTORS. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

         CURRENCY FLUCTUATIONS. A change in the value of any foreign currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of an ADR's underlying portfolio securities denominated in that currency. Such changes will affect the Portfolio to the extent that the Portfolio is invested in ADR's comprised of foreign securities.

         TAXES. The interest and dividends payable on certain foreign securities comprising an ADR may be subject to foreign withholding taxes, thus reducing the net amount of income to be paid to the Portfolio and that may, ultimately, be available for distribution to the Portfolio's and Fund's shareholders.

OPTIONS TRANSACTIONS

Most mutual funds that use option strategies to hedge portfolio positions do not depend solely on the option profit or loss to justify the use of options, because such funds also take into account the profit or loss of the underlying securities. A more detailed discussion of writing covered and uncovered options on securities generally and the investment risks associated with such investments is set forth below.

PURCHASING PUT AND CALL OPTIONS. The Portfolio may purchase put and call options on securities eligible for purchase by the Portfolio and the Fund and on securities indices. Put and call options are derivative securities traded on U.S. exchanges. If the Portfolio purchases a put option, it acquires the right to sell the underlying security or index value at a specified price at any time during the term of the option. If the Portfolio purchases a call option, it acquires the right to purchase the underlying security or index value at a specified price at any time during the term of the option. Prior to exercise or expiration, the Portfolio may sell an option when through a "closing sale transaction," which is accomplished by selling an option of the same series as the option previously purchased. The Portfolio generally will purchase only those options for which the investment adviser believes there is an active secondary market to facilitate closing transactions.

The Portfolio may purchase call options to hedge against an increase in the price of securities that the Portfolio wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Portfolio, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

The Portfolio will purchase put options to hedge against a decrease in the price of securities it holds. Such hedge protection is provided during the life of the put option since the Portfolio, as the holder of the put option, is able to sell the underlying security at the exercise price regardless of any decrease in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decrease sufficiently below the exercise price to cover the premium and transaction costs.

WRITING CALL OPTIONS. The Portfolio may write covered call options on securities eligible for purchase by the Portfolio. A call option is "covered" if the Portfolio owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, it may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit the Portfolio to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction allows the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Portfolio. If the Portfolio desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

The Portfolio realizes a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. The Portfolio realizes a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, appreciation of the underlying security owned by the Portfolio generally offsets, in whole or in part, any loss to the Portfolio resulting from the repurchase of a call option.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of options by the Portfolio depends on the ability of the Adviser to forecast correctly interest rate and market movements. For example, if the Portfolio were to write a call option based on the Adviser's expectation that the price of the underlying security would fall, but the price were to rise instead, the Portfolio could be required to sell the security upon exercise at a price below the current market price. Similarly, if the Portfolio were to write a put option based on the Adviser's expectation that the price of the underlying security would rise, but the price were to fall instead, the Portfolio could be required to purchase the security upon exercise at a price higher than the current market price.

When the Portfolio purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Portfolio exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Portfolio will lose part or all of its investment in the option. This contrasts with an investment by the Portfolio in the underlying security, since the Portfolio will not realize a loss if the security's price does not change.

The effective use of options also depends on the Portfolio's ability to terminate option positions at times when the Adviser deems it desirable to do so. There is no assurance that the Portfolio will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the Portfolio could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events --such as volume in excess of trading or clearing capability-- were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or an options clearing corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unit asset valuable, the Portfolio as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Portfolio, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the Portfolio could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Portfolio as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, an options clearing corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Portfolio as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If an options clearing corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The Portfolio, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

DEALER OPTIONS. The Portfolio may engage in transactions involving dealer options as well as exchange-traded options. Certain risks are specific to dealer options. While the Portfolio might look to an exchange's clearing corporation to exercise exchange-traded options, if the Portfolio purchases a dealer option it must rely on the selling dealer to perform if the Portfolio exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by the Portfolio as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Portfolio can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when the Portfolio writes a dealer option, the Portfolio can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While the Portfolio will seek to enter into dealer options only with dealers who will agree to and can enter into closing transactions with the Portfolio, no assurance exists that the Portfolio will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Portfolio, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Portfolio may be unable to liquidate a dealer option. With respect to options written by the Portfolio, the inability to enter into a closing transaction may result in material losses to the Portfolio. For example, because the Portfolio must maintain a secured position with respect to any call option on a security it writes, the Portfolio may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Portfolio's ability to sell portfolio securities at a time when such sale might be advantageous.

The staff of the SEC takes the position that purchased dealer options are illiquid securities. The Portfolio may treat the cover used for written dealer options as liquid if the dealer agrees that the Portfolio may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. With that exception, however, the Portfolios will treat dealer options as subject to the Portfolios' limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, the Portfolios will change their treatment of such instruments accordingly.

MASTER/FEEDER FUND STRUCTURE

Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Fund invests all of its investable assets in the Portfolio, a separately registered investment company. Accordingly, a shareholder's interest in the Portfolio's underlying investment securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in the Portfolio on the same terms and conditions and would pay a proportionate share of the Portfolio's expenses. However, other mutual fund or institutional investors in the Portfolio are not required to sell their shares at the same public offering price as the Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Fund should be aware that these differences would result in differences in returns experienced by the different mutual funds or institutional investors of the Portfolio. Such differences in return are also present in other mutual fund structures. In addition, a Master/Feeder Fund Structure may serve as an alternative for large, institutional investors in the Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund's current operational structure. The Master/Feeder Fund Structure may also allow the Fund to stabilize its expenses and achieve certain operational efficiencies. No assurance can be given, however, that the Master/Feeder Fund Structure will result in the Fund stabilizing its expenses or achieving greater operational efficiencies.

The Fund's methods of operation and shareholder services are not materially affected by its investment in the Portfolio, except that the assets of the Fund are managed as part of a larger pool of assets. Since the Fund invests all of its assets in the Portfolio, it holds only beneficial interests in the Portfolio; the Portfolio invests directly in individual securities of other issuers. The Fund otherwise continues its normal operation. The Board of Directors retains its right to withdraw the Fund's investment from the Portfolio at any time it determines that such withdrawal would be in the best interest of the Fund's shareholders; the Fund would then resume investing directly in individual securities of other issuers or invest in another portfolio of the Trust.

Certain changes in the Portfolio's objective, policies or restrictions may require the Company to withdraw the Fund's interest in the Portfolio. Any withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution ) from the Portfolio. The Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio , the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. However, this possibility also exists for traditionally structured funds which have large or institutional investors.

Funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Company is requested to vote on matters pertaining to the Portfolio, the Company will hold a meeting of shareholders of the Fund and will cast all of its votes in the Portfolio in the same proportion as do the Fund's shareholders. Shares of the Fund for which no voting instructions have been received will be voted in the same proportion as those shares for which instructions are received.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

Unless otherwise noted, the Fund and the Portfolio have adopted and are subject to substantially identical fundamental investment restrictions. The investment restrictions of the Fund may be changed only with the approval of the holders of a majority of the Fund's outstanding voting securities. The investment restrictions of the Portfolio may be changed only with the approval of the holders of a majority of the Portfolio's outstanding voting securities.

1.   The Fund will not act as underwriter for securities of other issuers.

2.   The Fund will not make loans.

3. With respect to 50% of its total assets, the Fund will not invest in the securities of any issuer if as a result the Fund holds more than 10% of the outstanding securities or more than 10% of the outstanding voting securities of such issuer. This investment restriction shall not apply to the Fund. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio

4. The Fund will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require the untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Fund may enter into futures contracts and related options.

5. The Fund will not invest more than 10% of the value of its net assets in illiquid securities, restricted securities, and other securities for which market quotations are not readily available. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio

6. The Fund will not invest in the securities of any one industry except in foreign and U.S. companies that are engaged in business activities in the Middle East, with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's if, as a result, more than 20% of the Fund's total assets would be invested in the securities of such industry. Except during temporary defensive periods, at least 65% of the Fund's total assets will be invested in the securities of foreign and U.S. companies that are engaged in business activities in the Middle East. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio

7. The Fund will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate except that the Fund may purchase and sell securities of companies that deal in oil, gas, or mineral exploration or development programs or interests therein.

8.   The Fund will not issue senior securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the portfolio securities held by the Portfolio will not constitute a violation of such limitation.

TEMPORARY INVESTMENTS
--------------------------------------------------------------------------------

In order to have funds available for redemption and investment opportunities, the Portfolio may also hold a portion of its assets in cash or U.S. short-term money market instruments. Certificates of deposit purchased by the Portfolio will be those of U.S. banks having total assets at the time of purchase in excess of $1 billion, and bankers' acceptances purchased by the Portfolio will be guaranteed by U.S. or foreign banks having total assets at the time of purchase in excess of $1 billion. The Portfolio anticipates that not more than 10% of its total assets will be so invested or held in cash at any given time, except when the Portfolio is in a temporary defensive posture.

MANAGEMENT OF THE FUND AND THE PORTFOLIO
--------------------------------------------------------------------------------

BOARD OF DIRECTORS/BOARD OF TRUSTEES

The management and affairs of the Fund and the Portfolio are supervised by the Board of Directors and Board of Trustees of the Company and the Trust, respectively. Each Board consists of the same eight individuals, five of whom are not "interested persons" of the Fund or the Portfolio as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Directors are fiduciaries for the Fund's shareholders and are governed by the laws of the State of Maryland in this regard. The Trustees are fiduciaries for the Portfolio's shareholders and are governed by the laws of the State of Delaware in this regard. Each Board establishes policies for the operation of the Fund and the Portfolio and appoints the officers who conduct the daily business of the Fund and the Portfolio. Officers and Directors/Trustees of the Company and the Trust are listed below with their addresses, present positions with the Company and Trust and principal occupations over at least the last five years.

----------------------------------- --------- ------------------------ -------------------------------------------
NAME AND ADDRESS                      AGE            POSITION                     PRINCIPAL OCCUPATION
                                                                               DURING THE PAST FIVE YEARS
----------------------------------- --------- ------------------------ -------------------------------------------
*Steven R. Samson                      45     President & Chairman     President and CEO, Kinetics Asset
25 Holly Place                                of the Boards            Management, Inc. (1999 to Present);
Briarcliff, NY  10510                                                  President, The Internet Fund, Inc. (1999
                                                                       to Present); Managing Director, Chase
                                                                       Manhattan Bank (1993 to 1999).
----------------------------------- --------- ------------------------ -------------------------------------------
*Kathleen Campbell                     34     Director/Trustee         Attorney, Campbell and Campbell,
68 East Hartsdale Avenue                                               Counselors-at-Law (1995 to Present).
Hartsdale, NY  10530
----------------------------------- --------- ------------------------ -------------------------------------------
*Murray Stahl                          46     Director/Trustee         President, Horizon Asset Management, an
30 Haights Cross Road                                                  investment adviser (1994 to Present).
Chappaqua, NY  10514
----------------------------------- --------- ------------------------ -------------------------------------------
Steven T. Russell                      36     Independent              Attorney and Counselor at Law,
146 Fairview Avenue                           Director/Independent     Steven Russell Law Firm (1994 to
Bayport, NY 11705                             Trustee                  Present); Professor of Business Law,
                                                                       Suffolk County Community College (1997 to
                                                                       Present).
----------------------------------- --------- ------------------------ -------------------------------------------
Douglas Cohen, C.P.A.                  36     Independent              Wagner, Awerma & Strinberg, LLP Certified
6 Saywood Lane                                Director/Independent     Public Accountant (1997 to present); Leon
Stonybrook, NY  11790                         Trustee                  D. Alpern & Co. (1985 to 1997)
----------------------------------- --------- ------------------------ -------------------------------------------
William J. Graham                      37     Independent              Attorney, Bracken & Margolin, LLP (1997
856 Hampshire Road                            Director/Independent     to Present).
Bayshore, NY  11706                           Trustee                  Gabor & Gabor (1995 to 1997)
----------------------------------- --------- ------------------------ -------------------------------------------
Joseph E. Breslin                      45     Independent              Senior Vice President, Marketing & Sales,
54 Woodland Drive                             Director/Independent     IBJ Whitehall Financial Group, a
Rye Brook, NY  10573                          Trustee                  financial services company (1999 to
                                                                       Present); formerly President, J.E.
                                                                       Breslin & Co., an investment management
                                                                       consulting firm (1994 to 1999).
----------------------------------- --------- ------------------------ -------------------------------------------
John J. Sullivan                       68     Independent              Retired; Senior Advisor, Long Term Credit
31 Hemlock Drive                              Director/Independent     Bank of Japan, Ltd.; Executive Vice
Sleepy Hollow, NY  10591                      Trustee                  President, LTCB Trust Company.
----------------------------------- --------- ------------------------ -------------------------------------------
Lee W. Schultheis                      43     Vice President &         Managing Director & COO of Kinetics Asset
54 Kelsey Ridge Road                          Treasurer of each of     Management (1999 to Present); President &
Freeport, ME  04032                           the Company and the      Director of Business. Development, Vista
                                              Trust                    Fund Distributors, Inc. (1995 to 1999);
                                                                       Managing Director, Forum Financial Group,
                                                                       a mutual fund services company.
----------------------------------- --------- ------------------------ -------------------------------------------

* "Interested persons" as defined in the 1940 Act.

COMPENSATION

For their service as Directors and Trustees of the Company and the Trust, respectively, the Independent Directors/Independent Trustees receive an aggregate fee of $15,000 per year and $1,000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. In addition, each committee chairman of the Company and the Trust (such as the Audit committee or Pricing committee) receives an additional fee of $5,000 per year for his service as chairman. The "interested persons" who serve as Directors and Trustees of the Company or the Trust receive no compensation for their service as Directors or Trustees. None of the executive officers receive compensation from the Fund or the Portfolio. The following tables provide compensation information for the Directors/Trustees for the year-ended December 31, 1999.

                                                KINETICS MUTUAL FUNDS, INC.
                                                     COMPENSATION TABLE
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
NAME AND POSITION            AGGREGATE         PENSION OR RETIREMENT       ESTIMATED ANNUAL   TOTAL COMPENSATION
                             COMPENSATION      BENEFITS ACCRUED AS          BENEFITS UPON     FROM FUND AND FUND
                             FROM FUND         PART OF FUND EXPENSES          RETIREMENT      COMPLEX PAID TO
                                                                                              DIRECTORS**
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Steven R. Samson*                  None                 None                   None                    None
Chairman and Director

Kathleen Campbell*                 None                 None                   None                    None
Director

Murray Stahl***                    None                 None                   None                   $3,844
Director

Steven T. Russell                  None                 None                   None                   $5,500
Independent Director

Douglas Cohen, CPA                 None                 None                   None                   $6,094
Independent Director

William J. Graham                  None                 None                   None                   $5,500
Independent Director

Joseph E. Breslin                  None                 None                   None                   $4,500
Independent Director

John J. Sullivan                   None                 None                   None                   $5,500
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------

* "Interested person" as defined under the 1940 Act.

**  Includes compensation paid by Kinetics Portfolios Trust

*** Murray Stahl became an "interested person" of the Fund (as defined under the 1940 Act) as of December 15, 1999. Previous to becoming an interested person, Mr. Stahl received $3844 as total compensation from the Fund and Fund complex for being an independent director.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------

The following table provides the name and address of any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund as of March 31, 2000 (a "principal shareholder"). A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.

----------------------------------- -------------------------- -------------------------- --------------------------
Name and Address                             Shares                   % Ownership             Type of Ownership
----------------------------------- -------------------------- -------------------------- --------------------------
Lawrence P. Doyle                          11,256.969                   46.00%                     Record
545 Fremont Rd
Sleepy Hollow, NY  10591

Kinetics Asset Management Inc              10,000.000                   40.87%                     Record
1311 Mamaroneck Ave
White Plains, NY  10605

MANAGEMENT OWNERSHIP

As a group, the officers and directors of the Fund own less than 1% of the outstanding shares of the Fund.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Kinetics Asset Management, Inc. ("Kinetics" or the "Adviser") is a New York corporation that serves as the investment adviser to the Portfolio. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has over 24 years experience in the mutual funds and financial services industries. Mr. Lee Schultheis is the Chief Operating Officer of Kinetics and has more than 20 years experience in the mutual funds and financial services industries.

On April 25, 2000, the Board of the Trustees of the Trust, on behalf of the Portfolio, approved a management and advisory contract (the "Agreement") with Kinetics. This Agreement continues on a year-to-year basis provided that specific approval is voted at least annually by the Board of Trustees of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Portfolio. In either event, it must also be approved by a majority of the trustees of the Portfolio who are neither parties to the Agreement nor "interested persons" as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Adviser's investment decisions are made subject to the direction and supervision of the Board of Trustees. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Portfolio's officers and the Trustees.

Under the Agreement, Kinetics furnishes investment advice to the Portfolio by continuously reviewing the portfolio and recommending to the Portfolio to what extent, securities should be purchased or disposed. Pursuant to the Agreement, the Adviser:

(1) renders research, statistical and advisory services to the Portfolio;
(2) makes specific recommendations based on the Portfolio's investment requirements;
(3) pays the salaries of those of the Portfolio's employees who may be officers or directors or employees of the investment adviser.

For these services, the Portfolio has agreed to pay to Kinetics an annual fee of 1.25% of the Portfolio's average daily net assets. All fees are computed on the average daily closing net asset value ("NAV") of the Portfolio and are payable monthly. The fee is higher than the fee paid by most other funds.

Kinetics has also entered into a Research Agreement with Horizon Assets Management, Inc. ("Horizon") for which it is solely responsible for the payment of all fees owing to Horizon.

Fees of the custodian, administrator, fund accountant and transfer agent are paid by the Fund or by the Portfolio or by the Fund and the Portfolio jointly, as more fully described below. The Fund pays all other expenses, including:

o fees and expenses of directors not affiliated with the Adviser;
o legal and accounting fees;
o interest, taxes, and brokerage commissions; and
o record keeping and the expense of operating its offices.

The Adviser receives a shareholder servicing fee from the Fund pursuant to a Shareholder Servicing Agreement in an amount equal to 0.25% of the Fund's average daily net assets. The Adviser is responsible for paying a portion of these shareholder servicing fees to various shareholder servicing agents which have a written shareholder servicing agreement with the Adviser and which perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Fund.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Kinetics also serves as Administrator of the Fund and the Portfolio. Under an Administrative Services Agreement with the Fund, Kinetics will be entitled to receive an annual administration fee equal to 0.05% of the Fund's average daily net assets and 0.10% of the Portfolio's average daily net assets of which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Portfolio by Firstar.

Firstar, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as the Fund's accountant and transfer agent. As such, Firstar provides certain shareholder services and record management services as well as acts as the Portfolio's dividend disbursement agent.

Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

|X| establish and maintain shareholders' accounts and records, |X| process purchase and redemption transactions, |X| process automatic investments of client account cash balances, |X| answer routine client inquiries regarding the Portfolio, |X| assist clients in changing dividend options, |X| account designations, and addresses, and |X| providing such other services as the Portfolio may reasonably request.

CUSTODIAN
--------------------------------------------------------------------------------

Firstar Bank, N.A. ("Firstar Bank") is custodian for the securities and cash of the Portfolio. Under a Custody Agreement, Firstar Bank holds the Portfolio's assets in safekeeping and keeps all necessary records and documents relating to its duties. Firstar Bank receives an annual fee equal to 0.010% of the Portfolio's average daily net assets with a minimum annual fee of $3,000.

Firstar Bank has also serves as custodian of the shares of beneficial interest of the Portfolio held by the Fund pursuant to a Sub-Custody Agreement under which Firstar Bank is responsible for the safekeeping of the Fund's shares of beneficial interest and all necessary records and documents relating to such shares.

CAPITALIZATION
--------------------------------------------------------------------------------

The authorized capitalization of the Kinetics Mutual Funds, Inc. consists of 1 billion shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable. Each holder of common stock has one vote for each share held. Voting rights are non-cumulative.

The authorized capitalization of Kinetics Portfolio Trust consists of 1 billion shares of beneficial interest of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable. Each holder of beneficial interest has one vote for each share held. Voting rights are non-cumulative.

VALUATION OF SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold on a continual basis at the NAV per share next computed following acceptance of an order by the Fund. The Fund's NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (currently 4:00 p.m. EST) on each day the New York Stock Exchange ("NYSE") is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Portfolio's investment securities are valued each day at the last quoted sales price on the securities principal exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith in accordance with procedures approved by the Board of Trustees. The Portfolio may use independent pricing services to assist in calculating the NAV of the Portfolio's shares.

The Portfolio's investment securities that are listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked price.

Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed-income securities purchased with remaining maturities of 60 days or less are valued at amortized cost if it reflects fair value. In the event that amortized cost does not reflect market, market prices as determined above will be used. Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Portfolio.

PURCHASING SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold in a continuous offering and may be purchased on any business day though authorized investment dealers or directly from the Fund. Except for the Fund itself, only investment dealers that have an effective sales agreement with the Fund are authorized to sell shares of the Fund.

STOCK CERTIFICATES AND CONFIRMATIONS

The Fund does not intend to issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder's address of record.

SPECIAL INCENTIVE PROGRAMS

At various times the Fund may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition program conforming to criteria established by the Fund, or participate in sales programs sponsored by the Fund. In addition, the Adviser, in its discretion may from time to time, pursuant to objective criteria established by the Adviser, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund. These program will not change the price you pay for your shares or the amount that the Fund will receive from such sale.

INVESTING THROUGH AUTHORIZED BROKERS OR DEALERS

The Fund may authorize one or more brokers to accept purchase orders on a shareholder's behalf. Brokers are authorized to designate intermediaries to accept orders on the Fund's behalf. An order is deemed to be received when an authorized broker or agent accepts the order. Orders will be priced at the Fund's NAV next computed after they are accepted by an authorized broker or agent.

If any authorized dealer receives an order of at least $1,000, the dealer may contact the Fund directly. Orders received by dealers by the close of trading on the NYSE on a business day that are transmitted to the Fund by 4:00 p.m. EST on that day will be effected at the NAV per share determined as of the close of trading on the NYSE on that day. Otherwise, the orders will be effected at the next determined NAV. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor before 4:00 p.m. EST.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

To redeem shares, shareholders may send a written request in "good order" to:

                           The Middle East Growth Fund
                           Kinetics Mutual Funds, Inc.
                        c/o Firstar Mutual Fund Services
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701

                                 (800) 930-3828

A written request in "good order" to redeem shares must include:

|X| the shareholder's name,
|X| the name of the Fund,
|X| the account number,
|X| the share or dollar amount to be redeemed, and
|X|      signatures by all shareholders on the account.


The proceeds will be wired to the bank account of record or sent to the address of record within seven days.

If shareholders request redemption proceeds be sent to an address other than that on record with the funds or proceeds made payable other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

|X| a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;

|X| a member of the New York, Boston, American, Midwest, or Pacific Stock Exchange;

|X| a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or

|X| any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

BROKERAGE
--------------------------------------------------------------------------------

The Adviser requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price.

The Adviser selects brokers who, in addition to meeting primary requirements of execution and price, may furnish statistical or other factual information and services, which, in the opinion of the Adviser, are helpful or necessary to the Portfolio's normal operations. Information or services may include economic studies, industry studies, statistical analysis, corporate reports or other forms of assistance to the Portfolio or its Adviser. No effort is made to determine the value of these services or the amount they might have reduced expenses of the Adviser.

Other than set forth above, the Portfolio has no fixed policy, formula, method or criteria that it uses in allocating brokerage business to brokers furnishing these materials and services. The Board of Trustees evaluates and reviews the reasonableness of brokerage commissions paid semiannually.

TAXES
--------------------------------------------------------------------------------

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, has been and intends to continue to be relieved of federal income tax on the amounts distributed to shareholders. To qualify as a "regulated investment company" or "RIC" under Sub-Chapter M, the Fund (which is treated separately from each other series of the Company for these purposes), must distribute to its shareholders for each taxable year at least 90% of the Fund's taxable income (consisting generally of net investment income and net short-term capital gain) and must meet several additional requirements. Among these requirements are the following: (i) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the disposition of foreign currencies, interest and gains from securities transactions or other income; (ii) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities that were held for less than three months; and
(iii) at the close of each quarter, (a) at least 50% of the value of the Fund's total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (b) not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities) of any one issuer. The Fund (as an investor in the Portfolio) will be deemed to own a proportionate share of the Portfolio's assets and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies all the requirements described above to qualify as a RIC.

The Fund will be subject to a nondeductible 4% excise tax to the extent that it fails to distribute by the end of the calendar year substantially all of its ordinary income for that year and capital gain net income for the one year period ending on October 31 of that year, plus certain other amounts.

Distribution of any net long-term capital gains realized by the Fund will be taxable to the shareholder as long-term capital gains, regardless of the length of time Fund shares have been held by the investor. All income realized by the Fund, including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Company's Board of Directors. Dividends received shortly after purchase of shares by an investor will have the effect of reducing the NAV of his shares by the amount of such dividends or distributions and, although in effect a return of capital, are subject to federal income taxes.

The Fund is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains, distributions, and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

TOTAL RETURN

Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

CUMULATIVE TOTAL RETURN

Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

YIELD

Annualized yield quotations used in the Fund's advertising and promotional materials are calculated by dividing the Fund's interest income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the NAV per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD =  2[(A-B + 1)6 - 1]
                     ---
                     c-d

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends; and "d" equals the maximum offering price per share on the last day of the period.

For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

OTHER INFORMATION

The Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Fund may advertise the performance of registered investment companies or private accounts that have investment objectives, policies and strategies substantially similar to those of the Fund.

COMPARISON OF FUND PERFORMANCE

The performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

The Fund may from time to time use the following unmanaged indices for performance comparison purposes:

o S&P 500 - The S&P 500 is a Fund of 500 stocks designed to mimic the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P
500. Changes are made by Standard & Poor's as needed.

o NASDAQ Composite - The NASDAQ Composite Index is a broad-based capitalization - weighted index of all NASDAQ stocks.

INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

McCurdy and Associates, CPA's, Inc., 27995 Clemens Road, Westlake, Ohio 44145, serves as the Fund's independent auditors, whose services include examination of the Fund's financial statements and the performance of other related audit and tax services.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

There is no annual report available at this time.

APPENDIX
--------------------------------------------------------------------------------

STANDARD & POOR'S ("S&P") CORPORATE BOND RATING DEFINITIONS

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING DEFINITIONS

AAA-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

BAA-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC. BOND RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.



                    THE KINETICS GOVERNMENT MONEY MARKET FUND
                     a series of Kinetics Mutual Funds, Inc.
                  1311 Mamaroneck Avenue White Plains, NY 10605
                                 (800) 930-3828

                                   May 1, 2000

                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information ("SAI") provides general information about the Kinetics Government Money Market Fund (the "Fund") and the Kinetics Government Money Market Portfolio (the "Portfolio"). The Fund is a series of Kinetics Mutual Funds, Inc. (the "Company"), a Maryland corporation. The Portfolio is a series of Kinetics Portfolios Trust. (the "Trust"), a Delaware business trust. This SAI is not a prospectus and should be read in conjunction with the Fund's current Prospectus dated May 1, 2000, as supplemented and amended from time to time, which is incorporated hereto by reference. To obtain a copy of the Prospectus, please write the Fund at the address set forth above or call the telephone number shown above.

The Fund, unlike many other investment companies which directly acquire and manage their own portfolios of securities, seeks its investment objective by investing all of its investable assets in the Portfolio. The Portfolio is an open-end non-diversified investment company with investment objectives, strategies and policies that are substantially identical to those of the Fund. To obtain a copy of the Prospectus and SAI of the Portfolio dated May 1, 2000 providing general information about the Portfolio, which is incorporated hereto by reference, please write the Portfolio at the address set forth above or call the telephone number shown above.

                    THE KINETICS GOVERNMENT MONEY MARKET FUND

The Fund......................................................................1
Investment Objective, Strategies, and Risks...................................1
Investment Policies and Associated Risks......................................1
Investment Restrictions.......................................................3
Management of the Fund........................................................4
Control Persons and Principal Holders of Securities...........................6
Investment Adviser............................................................7
Administrative Services.......................................................8
Custodian.....................................................................9
Capitalization................................................................9
Valuation of Shares...........................................................9
Purchasing Shares.............................................................10
Redemption of Shares..........................................................10
Brokerage.....................................................................11
Taxes.........................................................................12
Performance Information.......................................................12
Independent Auditors..........................................................14
Financial Statements..........................................................14
Appendix......................................................................15

THE FUND
--------------------------------------------------------------------------------

The Kinetics Government Money Market Fund (the "Fund") is a series of Kinetics Mutual Funds, Inc., a Maryland corporation, incorporated on March 26, 1999. The Fund's principal office is located at 1311 Mamaroneck Avenue, White Plains, New York 10605. The Fund is a diversified, open-end management investment company.

INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS
--------------------------------------------------------------------------------

The investment objective of the Fund is to provide current income consistent with the preservation of capital and maintenance of liquidity. The Fund seeks to achieve its investment objective by investing all of its investable assets in the Portfolio. The Portfolio invests primarily in money market instruments issued or guaranteed, as to principal and interest, by the U.S. Government, its agencies or instrumentalities. The Portfolio seeks to achieve its investment objective as set forth in this SAI in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940 ("1940 Act"). In particular, the Portfolio will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Portfolio will also determine the effective maturity of their investments, as well as their ability to consider a security as having received the requisite short-term ratings by any nationally recognized statistical rating organization (NRSRO) according to Rule 2a-7. The Portfolio may change these operational policies to reflect changes in the laws and regulations without the approval of shareholders.

INVESTMENT POLICIES AND ASSOCIATED RISKS
--------------------------------------------------------------------------------

The Fund's and the Portfolio's investment policies and risks are substantially identical. The following paragraphs provide a more detailed description of the Fund's and Portfolio's investment policies and risks identified in the Prospectus. Unless otherwise noted, the policies described in this SAI are not fundamental and may be changed by the Board of Directors of the Fund and the Board of Trustees of the Trust, respectively.

REPURCHASE AGREEMENTS

      The Portfolio may invest in repurchase agreements which are arrangements with banks, broker/dealers, and other recognized financial institutions to sell securities to the Portfolio and to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Portfolio or its custodian will take possession of the securities subject to the terms of the repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Portfolio, the Portfolio could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Portfolio might be delayed pending court action. The Portfolio believes that under the regular procedures normally in effect for custody of the Portfolio's assets subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Portfolio and allow retention or disposition of such securities. The Portfolio will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Portfolio's adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

      The Portfolio may purchase short-term obligations on a when-issued or delayed delivery basis. These transactions are arrangements in which the Portfolio purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Portfolio to miss a price or yield considered advantageous. Settlement dates may be a month or more after entering into these transactions and the market values of the securities purchased may vary from the purchase prices.

      The Portfolio may dispose of a commitment prior to settlement if the investment adviser deems it appropriate to do so. In addition, the Portfolio may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Portfolio may realize short-term profits or losses upon the sale of such commitments.

      These transactions are made to secure what is considered to be an advantageous price or yield for the Portfolio. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Portfolio sufficient to make payment for the securities to be purchased are segregated on the Portfolio's records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled. The Portfolio does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

OTHER MONEY MARKET FUNDS

      As an efficient means of carrying out the investment policies, the Portfolio may invest in the securities of other money market funds. A disadvantage to investing in other money market funds is that they also carry certain expenses such as management fees. As a result, any investment by the Portfolio in shares of other money market funds may duplicate certain shareholder expenses.

MASTER/FEEDER FUND STRUCTURE

Unlike other mutual funds which directly acquire and manage their own portfolio securities, the Fund invests all of its investable assets in the Portfolio, a separately registered investment company.

Accordingly, a shareholder's interest in the Portfolio's underlying investment securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio could also sell beneficial interests to other mutual funds or institutional investors. Such investors would invest in the Portfolio on the same terms and conditions and would pay a proportionate share of the Portfolio's expenses. However, other mutual fund or institutional investors in the Portfolio are not required to sell their shares at the same public offering price as the Fund, and might bear different levels of ongoing expenses than the Fund. Shareholders of the Fund should be aware that these differences would result in differences in returns experienced by the different mutual funds or institutional investors of the Portfolio. Such differences in return are also present in other mutual fund structures. In addition, a Master/Feeder Fund Structure may serve as an alternative for large, institutional investors in the Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund's current operational structure. The Master/Feeder Fund Structure may also allow the Fund to stabilize its expenses and achieve certain operational efficiencies. No assurance can be given, however, that the Master/Feeder Fund Structure will result in the Fund stabilizing its expenses or achieving greater operational efficiencies.

The Fund's methods of operation and shareholder services are not materially affected by its investment in the Portfolio, except that the assets of the Fund are managed as part of a larger pool of assets. Since the Fund invests all of its assets in the Portfolio, it holds only beneficial interests in the Portfolio; the Portfolio invests directly in individual eligible government investment securities. The Fund otherwise continues its normal operation. The Board of Directors retains its right to withdraw the Fund's investment from the Portfolio at any time it determines that such withdrawal would be in the best interest of the Fund's shareholders; the Fund would then resume investing directly in individual securities of other issuers or invest in another portfolio of the Trust.

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio , the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns. Additionally, the Portfolio may become less diverse, resulting in increased portfolio market or credit risk. However, this possibility also exists for traditionally structured funds which have large or institutional investors.

Funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Whenever the Company is requested to vote on matters pertaining to the Portfolio, the Company will hold a meeting of shareholders of the Fund and will cast all of its votes in the Portfolio in the same proportion as do the Fund's shareholders. Shares of the Fund for which no voting instructions have been received will be voted in the same proportion as those shares for which instructions are received.

INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

Unless otherwise noted, the Fund and the Portfolio have adopted and are subject to substantially identical fundamental investment restrictions. The investment restrictions of the Fund may be changed only with the approval of the holders of a majority of the Fund's outstanding voting securities. The investment restrictions of the Portfolio may be changed only with the approval of the holders of a majority of the Portfolio's outstanding voting securities.

1.   The Fund will not act as underwriter for securities of other issuers.

2.   The Fund will not make loans.

3. With respect to 75% of its total assets, the Fund will not invest more than 5% of its total assets in securities of any one issuer (other than U.S. Government Securities). This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

4. The Fund will not borrow money or pledge, mortgage, or hypothecate its assets except to facilitate redemption requests that might otherwise require the untimely disposition of portfolio securities and then only from banks and in amounts not exceeding the lesser of 10% of its total assets valued at cost or 5% of its total assets valued at market at the time of such borrowing, pledge, mortgage, or hypothecation and except that the Fund may enter into futures contracts and related options.

5. The Fund will not invest in the securities of any one industry with the exception of securities issued or guaranteed by the U.S. Government, its agencies, and instrumentality's, if as a result, more than 25% of the Fund's total assets would be invested in the securities of such industry. This policy shall not be deemed violated to the extent that the Fund invests all of its investable assets in the Portfolio.

6. The Fund will not purchase or sell commodities or commodity contracts, or invest in oil, gas or mineral exploration or development programs or real estate.

7.   The Fund will not issue senior securities.

If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value in the securities held by the Fund will not constitute a violation of such limitation.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

BOARD OF DIRECTORS/BOARD OF TRUSTEES

The management and affairs of the Fund and the Portfolio are supervised by the Board of Directors and Board of Trustees of the Company and the Trust, respectively. Each Board consists of the same eight individuals, five of whom are not "interested persons" of the Fund or the Portfolio as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Directors are fiduciaries for the Fund's shareholders and are governed by the laws of the State of Maryland in this regard. The Trustees are fiduciaries for the Portfolio's shareholders, including the Fund, and are governed by the laws of the State of Delaware in this regard. Each Board establishes policies for the operation of the Fund and the Portfolio and appoints the officers who conduct the daily business of the Fund and the Portfolio. Officers and Directors/Trustees of the Company and the Trust are listed below with their addresses, present positions with the Company and Trust and principal occupations over at least the last five years.

----------------------------------- --------- ------------------------ -------------------------------------------
NAME AND ADDRESS                      AGE            POSITION                     PRINCIPAL OCCUPATION
                                                                               DURING THE PAST FIVE YEARS
----------------------------------- --------- ------------------------ -------------------------------------------
*Steven R. Samson                      45     President & Chairman     President and CEO, Kinetics Asset
25 Holly Place                                of the Board of          Management, Inc. (1999 to Present);
Briarcliff, NY  10510                         Directors                President, The Internet Fund, Inc. (1999
                                                                       to Present); Managing Director, Chase
                                                                       Manhattan Bank (1993 to 1999).
----------------------------------- --------- ------------------------ -------------------------------------------
*Kathleen Campbell                     34     Director                 Attorney, Campbell and Campbell,
68 East Hartsdale Avenue                                               Counselors-at-Law (1995 to Present).
Hartsdale, NY  10530
----------------------------------- --------- ------------------------ -------------------------------------------
*Murray Stahl                          46     Director                 President, Horizon Asset Management, an
30 Haights Cross Road                                                  investment adviser (1994 to Present).
Chappaqua, NY  10514
----------------------------------- --------- ------------------------ -------------------------------------------
Steven T. Russell                      36     Independent Director     Attorney and Counselor at Law,
146 Fairview Avenue                                                    Steven Russell Law Firm (1994 to
Bayport, NY 11705                                                      Present); Professor of Business Law,
                                                                       Suffolk County Community College (1997 to
                                                                       Present).
----------------------------------- --------- ------------------------ -------------------------------------------
Douglas Cohen, C.P.A.                  36     Independent Director     Wagner, Awerma & Strinberg, LLP Certified
6 Saywood Lane                                                         Public Accountant (1997 to present); Leon
Stonybrook, NY  11790                                                  D. Alpern & Co. (1985 to 1997)
----------------------------------- --------- ------------------------ -------------------------------------------
William J. Graham                      37     Independent Director     Attorney, Bracken & Margolin, LLP (1997
856 Hampshire Road                                                     to Present).
Bayshore, NY  11706                                                    Gabor & Gabor (1995 to 1997)
----------------------------------- --------- ------------------------ -------------------------------------------
Joseph E. Breslin                      45     Independent Director     Senior Vice President, Marketing & Sales,
54 Woodland Drive                                                      IBJ Whitehall Financial Group, a
Rye Brook, NY  10573                                                   financial services company (1999 to
                                                                       Present); formerly President, J.E.
                                                                       Breslin & Co., an investment management
                                                                       consulting firm (1994 to 1999).
----------------------------------- --------- ------------------------ -------------------------------------------
John J. Sullivan                       68     Independent Director     Retired; Senior Advisor, Long Term Credit
31 Hemlock Drive                                                       Bank of Japan, Ltd.; Executive Vice
Sleepy Hollow, NY  10591                                               President, LTCB Trust Company.
----------------------------------- --------- ------------------------ -------------------------------------------
Lee W. Schultheis                      43     Vice President &         Managing Director & COO of Kinetics Asset
54 Kelsey Ridge Road                          Treasurer                Management (1999 to Present); President &
Freeport, ME  04032                                                    Director of Business. Development, Vista
                                                                       Fund Distributor, Inc. (1995 to 1999);
                                                                       Managing Director, Forum Financial Group,
                                                                       a mutual fund services company.
----------------------------------- --------- ------------------------ -------------------------------------------

*Interested persons as defined in the 1940 Act.

COMPENSATION

For their service as Directors and Trustees of the Company and the Trust, respectively, the Independent Directors/Independent Trustees receive an aggregate fee of $15,000 per year and $1,000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. In addition, each committee chairman of the Company and the Trust (such as the Audit committee or Pricing committee) receives an additional fee of $5,000 per year for his service as chairman. The "interested persons" who serve as Directors and Trustees of the Company or the Trust receive no compensation for their service as Directors or Trustees. None of the executive officers receive compensation from the Fund or the Portfolio. The following tables provide compensation information for the Directors/Trustees for the year-ended December 31, 1999.

                                               KINETICS MUTUAL FUNDS, INC.
                                                   COMPENSATION TABLE
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
NAME AND POSITION            AGGREGATE         PENSION OR RETIREMENT      ESTIMATED ANNUAL    TOTAL COMPENSATION
                             COMPENSATION      BENEFITS ACCRUED AS        BENEFITS UPON       FROM FUND AND FUND
                             FROM FUND         PART OF FUND EXPENSES      RETIREMENT          COMPLEX PAID TO
                                                                                              DIRECTORS**
---------------------------- ----------------- ----------------------- ---------------------- ------------------------
Steven R. Samson*                  None                 None                   None                    None
Chairman and Director

Kathleen Campbell*                 None                 None                   None                    None
Director

Murray Stahl***                    None                 None                   None                   $3,844
Director

Steven T. Russell                  None                 None                   None                   $5,500
Independent Director

Douglas Cohen, CPA                 None                 None                   None                   $6,094
Independent Director

William J. Graham                  None                 None                   None                   $5,500
Independent Director

Joseph E. Breslin                  None                 None                   None                   $4,500
Independent Director

John J. Sullivan                   None                 None                   None                   $5,500
Independent Director
---------------------------- ----------------- ----------------------- ---------------------- ------------------------

* "Interested person" as defined under the 1940 Act.

**  Includes compensation paid by Kinetics Portfolios Trust

*** Murray Stahl became an "interested person" of the Fund (as defined under the 1940 Act) as of December 15, 1999. Previous to becoming an interested person, Mr. Stahl received $3844 as total compensation from the Fund and Fund complex for being an independent director.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
--------------------------------------------------------------------------------

The following table provides the name and address of any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund as of March 31, 2000 (a "principal shareholder"). A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.

-------------------------------- -------------------------- -------------------------- --------------------------
Name and Address                          Shares                   % Ownership             Type of Ownership
-------------------------------- -------------------------- -------------------------- --------------------------
Kinetics Asset Management, Inc          552,807.120                  20.87%                     Record
1311 Mamaroneck Ave
White Plains, NY  10605

Appel Leveraged Investors               242,693.820                   9.16%                     Record
150 Great Neck Road
Great Neck, NY  11021

Marin U.S. Equities LTD                 223,313.800                   8.43%                     Record
150 Great Neck Road
Great Neck, NY  11021

MANAGEMENT OWNERSHIP

As a group, the officers and directors of the Fund own less than 1% of the outstanding shares of the Fund.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

Kinetics Asset Management, Inc. ("Kinetics" or the "Adviser") is a New York corporation that serves as the investment adviser to the Portfolio. Steven R. Samson is the President and Chief Executive Officer of Kinetics. Mr. Samson has over 24 years experience the mutual fund and financial services industries. Lee Schultheis is the Chief Operating Officer of Kinetics and has more than 20 years experience in the mutual fund and financial services industries.

On April 25, 2000, the Board of Trustees of the Portfolio approved a management and advisory contract (the "Agreement") with Kinetics. This Agreement continues on a year-to-year basis provided that specific approval is voted at least annually by the Board of Trustees of the Portfolio or by the vote of the holders of a majority of the outstanding voting securities of the Portfolio. In either event, it must also be approved by a majority of the Trustees of the Portfolio who are neither parties to the Agreement nor "interested persons" as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Adviser's investment decisions are made subject to the direction and supervision of the Portfolio's Board of Trustees. The Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees or by a vote of a majority of the outstanding voting securities of the Portfolio. Ultimate decisions as to the investment policy and as to individual purchases and sales of securities are made by the Portfolio's officers and Trustees. Kinetics has entered into a research agreement with Horizon Asset Management, Inc. for which it is responsible for the payment of all fees owing to Horizon.

Under the Agreement, Kinetics furnishes investment advice to the Portfolio by continuously reviewing the portfolio and recommending to the Portfolio to what extent, securities should be purchased or disposed. Pursuant to the Agreement, the Adviser:

(1) renders research, statistical and advisory services to the Portfolio;
(2) makes specific recommendations based on the Portfolio's investment requirements;
(3) pays the salaries of those of the Portfolio's employees who may be officers or directors or employees of the investment adviser.

For these services, the Portfolio has agreed to pay to Kinetics an annual fee of 0.50% of the Portfolio's average daily net assets. All fees are computed on the average daily closing net asset value ("NAV") of the Portfolio and are payable monthly. The fee is higher than the fee paid by most other funds.

Kinetics has also entered into a Research Agreement with Horizon Assets Management, Inc. ("Horizon") for which it is solely responsible for the payment of all fees owing to Horizon.

Fees of the custodian, administrator, fund accountant and transfer agent are paid by the Fund or by the Portfolio or by the Fund and the Portfolio jointly, as more fully described below. The Fund pays all other expenses, including:

o fees and expenses of directors not affiliated with the Adviser;
o legal and accounting fees;
o interest, taxes, and brokerage commissions; and
o record keeping and the expense of operating its offices.

The Adviser receives a shareholder servicing fee from the Fund pursuant to a Shareholder Servicing Agreement in an amount equal to 0.25% of the Fund's average daily net assets. The Adviser is responsible for paying a portion of these shareholder servicing fees to various shareholder servicing agents which have a written shareholder servicing agreement with the Adviser and which perform shareholder servicing functions and maintenance of shareholder accounts on behalf of their clients who own shares of the Fund.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------

Kinetics also serves as Administrator of the Fund and the Portfolio. Under an Administrative Services Agreement with the Fund, Kinetics will be entitled to receive an annual administration fee equal to 0.05% of the Fund's average daily net assets and 0.10% of the Portfolio's average daily net assets of which the Adviser will be responsible for the payment of a portion of such fees to Firstar Mutual Fund Services, LLC ("Firstar") for certain sub-administrative services rendered to the Portfolio by Firstar.

Firstar, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, also serves as the Fund's accountant and transfer agent. As such, Firstar provides certain shareholder services and record management services as well as acts as the Portfolio's dividend disbursement agent.

Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to:

|X| establish and maintain shareholders' accounts and records, |X| process purchase and redemption transactions, |X| process automatic investments of client account cash balances, |X| answer routine client inquiries regarding the Portfolio, |X| assist clients in changing dividend options, |X| account designations, and addresses, and |X| providing such other services as the Portfolio may reasonably request.

CUSTODIAN
--------------------------------------------------------------------------------

Firstar Bank, N.A. ("Firstar Bank") is custodian for the securities and cash of the Portfolio. Under a Custody Agreement, Firstar Bank holds the Portfolio's assets in safekeeping and keeps all necessary records and documents relating to its duties. Firstar Bank receives an annual fee equal to 0.010% of the Portfolio's average daily net assets with a minimum annual fee of $3,000.

Firstar Bank has also serves as custodian of the shares of beneficial interest of the Portfolio held by the Fund pursuant to a Sub-Custody Agreement under which Firstar Bank is responsible for the safekeeping of the Fund's shares of beneficial interest and all necessary records and documents relating to such shares.

CAPITALIZATION
--------------------------------------------------------------------------------

The authorized capitalization of the Kinetics Mutual Funds, Inc. consists of 1 billion shares of common stock of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable. Each holder of common stock has one vote for each share held. Voting rights are non-cumulative.

The authorized capitalization of Kinetics Portfolio Trust consists of 1 billion shares of beneficial interest of $0.001 par value per share. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and non-assessable. Each holder of beneficial interest has one vote for each share held. Voting rights are non-cumulative.

VALUATION OF SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold on a continual basis at net asset value per share ("NAV"), which is determined by the Fund as of 12:00 p.m. Eastern time each day the New York Stock Exchange ("NYSE") is open for unrestricted business. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Portfolio will utilize the amortized cost method in valuing its portfolio securities. This method involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to facilitate the maintenance of a consistent net asset value per share for the Fund and the Portfolio of $1.00. However, there is no assurance that the $1.00 net asset value per share will be maintained.

PURCHASING SHARES
--------------------------------------------------------------------------------

Shares of the Fund are sold in a continuous offering and may be purchased on any business day through authorized investment dealers or directly from the Fund. Except for the Fund itself, only investment dealers that have an effective sales agreement with the Fund are authorized to sell shares of the Fund.

STOCK CERTIFICATES AND CONFIRMATIONS

The Fund does not intend to issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder's address of record.

SPECIAL INCENTIVE PROGRAMS

At various times the Fund may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition program conforming to criteria established by the Fund, or participate in sales programs sponsored by the Fund. In addition, the Adviser, in its discretion may from time to time, pursuant to objective criteria established by the Adviser, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund. These programs will not change the price you pay for your shares or the amount that the Fund will receive from such sales.

INVESTING THROUGH AUTHORIZED BROKERS OR DEALERS

The Fund may authorize one or more brokers to accept purchase orders on a shareholder's behalf. Brokers are authorized to designate intermediaries to accept orders on the Fund's behalf. An order is deemed to be received when an authorized broker or agent accepts the order. Orders will be priced at the Fund's NAV next computed after they are accepted by an authorized broker or agent.

If any authorized dealer receives an order of at least $1,000, the dealer may contact the Fund directly. Orders received by dealers by the close of trading on the NYSE on a business day that are transmitted to the Fund by 12:00 p.m. EST on that day will be effected at the NAV determined as of the close of trading on the NYSE on that day. Otherwise, the orders will be effected at the next determined NAV. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor before 12:00 p.m. EST.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

To redeem shares, shareholders may send a written request in "good order" to:

                    The Kinetics Government Money Market Fund
                           Kinetics Mutual Funds, Inc.
                        c/o Firstar Mutual Fund Services
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                                 (800) 930-3828

A written request in "good order" to redeem shares must include:

|X| the shareholder's name,
|X| the name of the Fund,
|X| the account number,
|X| the share or dollar amount to be redeemed, and |X| signatures by all shareholders on the account.


The proceeds will be wired to the bank account of record or sent to the address of record within seven days.

If a shareholder requests that redemption proceeds be sent to an address other than that on record with the Fund or that redemption proceeds be made payable to someone other than the shareholder(s) of record, the written request must have signatures guaranteed by:

|X| a trust company or commercial bank whose deposits are insured by the BIF, which is administered by the FDIC;

|X| a member of the New York, Boston, American, Midwest, or Pacific Stock Exchanges;

|X| a savings bank or savings association whose deposits are insured by the SAIF, which is administered by the FDIC; or

|X| any other "eligible guarantor institution" as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

BROKERAGE
--------------------------------------------------------------------------------

The Adviser requires all brokers to effect transactions in portfolio securities in such a manner as to get prompt execution of the orders at the most favorable price.

The Adviser selects brokers who, in addition to meeting primary requirements of execution and price, may furnish statistical or other factual information and services, which, in the opinion of the Adviser, are helpful or necessary to the Portfolio's normal operations. Information or services may include economic studies, industry studies, statistical analysis, corporate reports or other forms of assistance to the Portfolio or its Adviser. No effort is made to determine the value of these services or the amount they might have reduced expenses of the Adviser.

Other than set forth above, the Portfolio has no fixed policy, formula, method or criteria that it uses in allocating brokerage business to brokers furnishing these materials and services. The Board of Trustees evaluates and reviews the reasonableness of brokerage commissions paid semiannually.

TAXES
--------------------------------------------------------------------------------

The Fund intends to continue to qualify and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In any taxable year in which the Fund so qualifies and distributes at least 90% of its investment company taxable income (which includes, among other items, dividends, interest, and the excess of realized net short-term capital gain over realized net long-term capital loss), the Fund will generally be relieved of Federal income tax on its investment company taxable income. A distribution will be treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

Distributions from investment company taxable income are taxable to shareholders as ordinary income. The tax treatment of distributions treated as ordinary income will be the same whether the shareholder reinvests the distributions in additional shares or elects to receive them in cash. Shareholders will be notified each year of the amounts and nature of dividends and distributions. Investors should consult their tax advisers for specific information on the tax consequences of particular types of distributions.

An exchange is not a tax-free transaction. An exchange of shares pursuant to the Funds' exchange privilege is treated the same as an ordinary sale and purchase for Federal income tax purposes and you will realize a capital gain or loss.

On the New Account Application Form, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify on a W-9 tax form supplied by the Fund that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, the IRS requires each Fund to withhold 31% of any dividend and redemption or exchange proceeds. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

TOTAL RETURN

Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

                                  P(1+T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

CUMULATIVE TOTAL RETURN

Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

YIELD

Yield for the Fund is calculated daily based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:

|X| determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned form the original one share and all dividends declared on the original and any purchased shares;

|X| dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and

|X| multiplying the base period return by (365/7).

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, the performance will be reduced for those shareholders paying those fees.

EFFECTIVE YIELD

The effective yield for the Fund is computed by compounding the unannualized base period return by:

|X| adding 1 to the base period return;
|X| raising the sum to the 365/7th power; and |X| subtracting 1 from the result.

OTHER INFORMATION

The Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

If permitted by applicable law, the Fund may advertise the performance of registered investment companies or private accounts that have investment objectives, policies and strategies substantially similar to those of the Fund.

COMPARISON OF FUND PERFORMANCE

The performance of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, IBC/Donoghue's Money Fund Report, Money Magazine, The Wall Street Journal and USA Today.

INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

McCurdy and Associates, CPA's, Inc., 27995 Clemens Road, Westlake, Ohio 44145, serves as the Fund's independent auditors, whose services include examination of the Fund's financial statements and the performance of other related audit and tax services.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

There is no annual report available at this time.

APPENDIX
--------------------------------------------------------------------------------

STANDARD & POOR'S ("S&P") CORPORATE BOND RATING DEFINITIONS

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB, B, CCC, CC-Debt rated "BB", "B", "CCC", and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.

CI-The rating "CI" is reversed for income bonds on which no interest is being paid.

D-Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING DEFINITIONS

AAA-Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA-Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the near future.

BAA-Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA-Bonds which are "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B-Bonds which are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA-Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA-Bonds which are "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C-Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC. BOND RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB-Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B-Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC-Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC-Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C-Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D-Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.